As filed with the Securities and Exchange Commission on April 23, 2001 Registration No. 33-57908

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                      POST-EFFECTIVE AMENDMENT NO. 13 TO
                                   FORM S-6

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                   OF 1933 OF SECURITIES OF UNIT INVESTMENT
                       TRUSTS REGISTERED ON FORM N-8B-2

                    PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
                         PACIFIC LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                         PACIFIC LIFE INSURANCE COMPANY*
                              (Name of Depositor)

                           700 Newport Center Drive
                                 P.O. Box 9000
                       Newport Beach, California  92660
              (Address of Depositor's Principal Executive Office)

                                (949) 219-3743
              (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                         Pacific Life Insurance Company
                           700 Newport Center Drive
                                 P.O. Box 9000
                       Newport Beach, California  92660
              (Name and Address of Agent for Service of Process)

                                  Copies to:

                            Jeffrey S. Puretz, Esq.
                                   Dechert
                             1775 Eye Street, N.W.
                         Washington, D.C.  20006-2401


It is proposed that this filing will become effective on May 1, 2001 pursuant to paragraph (b) of Rule 485.

Title of securities being registered: interests in the Separate Account under Pacific Select Choice Flexible Premium Variable Life Insurance Policies.

Filing fee: None

Pacific Select Exec    Separate Account of Pacific
Life Insurance Company

CROSS-REFERENCE SHEET

Pursuant to Rule 404(c) of Regulation C under the Securities Act of 1933

(Form N-8B-2 Items required by Instruction as to the Prospectus in Form S-6)


Form N-8B-2                                                  Form S-6
Item Number                                            Heading in Prospectus
1.  (a)  Name of trust...............................  Prospectus front cover

    (b)  Title of securities issued..................  Prospectus front cover

2.  Name and address of each depositor...............  Prospectus front cover; Back Cover

3.  Name and address of trustee......................  N/A

4.  Name and address of each principal underwriter...  About Pacific Life

5.  State of organization of trust...................  Pacific Select Exec Separate
                                                       Account

6.  Execution and termination of trust agreement.....  Pacific Select Exec Separate
                                                       Account

7.  Changes of name..................................  N/A

8.  Fiscal year......................................  N/A

9.  Material Litigation..............................  N/A

II. General Description of the Trust and Securities of the Trust

10. (a)  Registered or bearer securities.............  Pacific Select Choice basics; The death benefit

    (b)  Cumulative or distributive



securities................................   Pacific Select Choice basics; The death benefit

    (c)  Withdrawal or redemption.........   Withdrawals, surrenders and loans

    (d)  Conversion, transfer, etc........   Withdrawals, surrenders and loans

    (e)  Periodic payment plan............   N/A

    (f)  Voting rights....................   Voting Rights

    (g)  Notice to security holders.......   Reports we'll send you

    (h)  Consents required................   Voting Rights

    (i)  Other provisions.................   N/A

11. Type of securities comprising
    units.................................   Pacific Select Choice basics

12. Certain information regarding
    periodic payment plan certificates....   N/A

13. (a) Load, fees, expenses, etc.........   Deductions from your premiums; Surrendering your policy

(b) Certain information regarding
    periodic payment plan certificates....   N/A

(c) Certain percentages...................   Deductions from your premiums; Surrendering your policy

(d) Difference in price...................   N/A

(e) Certain other fees, etc...............   Deductions from your premiums; Surrendering your policy

(f) Certain other profits or
    benefits..............................   The death benefit; Your policy's accumulated value

(g) Ratio of annual charges to
    income................................   N/A

14. Issuance of trust's securities........   Pacific Select Choice basics


15. Receipt and handling of payments
    From purchasers.....................    How premiums work

16. Acquisition and disposition of          Your policy's accumulated
    underlying securities...............    value: Your investment
                                            options

17. Withdrawal or redemption............    Withdrawals, surrenders
                                            and loans

18. (a) Receipt, custody and disposition
        of income.......................    Your policy's accumulated
                                            value

    (b) Reinvestment of distributions...    N/A

    (c) Reserves or special funds.......    N/A

    (d) Schedule of distributions.......    N/A

19. Records, accounts and reports.......    Statements and
                                            Reports

20. Certain miscellaneous provisions
    of trust agreement:

    (a) Amendment.......................    N/A

    (b) Termination.....................    N/A

    (c) and (d) Trustees, removal and
        successor.......................    N/A

    (e) and (f) Depositors, removal
        and successor...................    N/A

21. Loans to security holders...........    Withdrawals,
                                            surrenders and loans

22. Limitations on liability............    N/A

23. Bonding arrangements................    N/A

24. Other material provisions of
    trust agreement.....................    N/A


III. Organizations, Personnel and Affiliated Persons of Depositor

25.  Organization of depositor......................................................   About Pacific Life

26.  Fees received by depositor.....................................................   See Items 13(a) and 13(e)

27.  Business of depositor..........................................................   About Pacific Life

28.  Certain information as to officials and affiliated persons of depositor........   About Pacific Life

29.  Voting securities of depositor.................................................   N/A

30.  Persons controlling depositor..................................................   N/A

31.  Payments by depositor for certain services rendered to trust...................   N/A

32.  Payments by depositor for certain other services rendered to trust.............   N/A

33.  Remuneration of employees of depositor for certain services rendered to trust..   N/A

34.  Remuneration of other persons for certain services rendered to trust...........   N/A

IV.  Distribution and Redemption of Securities

35.  Distribution of trust's securities by states...................................   N/A

36.  Suspension of sales of trust's securities......................................   N/A

37.  Revocation of authority to distribute..........................................   N/A

38.  (a)  Method of distribution..........................................  How policies are distributed

     (b)  Underwriting agreements.........................................  How policies are distributed

     (c)  Selling agreements..............................................  How policies are distributed

39.  (a)  Organization of principal underwriters..........................  How policies are distributed

     (b)  N.A.S.D. membership of principal underwriters...................  How policies are distributed

40.  Certain fees received by principal underwriters......................  How policies are distributed

41.  (a)  Business of each principal underwriter..........................  How policies are distributed

     (b)  Branch offices of each principal underwriter....................  N/A

     (c)  Salesmen of each principal underwriter..........................  N/A

42.  Ownership of trust's securities by certain persons...................  N/A

43.  Certain brokerage commissions received by principal underwriters.....  N/A

44.  (a)  Method of valuation.............................................  Your policy's accumulated value

     (b)  Schedule as to offering price...................................  How premiums work

     (c)  Variation in offering price to certain persons..................  Monthly deductions

45.  Suspension of redemption rights......................................  Timing of payments, forms, and requests


46.  (a)  Redemption valuation...................................................    Withdrawals, surrenders and loans

     (b)  Schedule as to redemption price........................................    Withdrawals, surrenders and loans

47.  Maintenance of position in underlying securities............................    Your investment options

V.   Information Concerning the Trustee or Custodian

48.  Organization and regulation of trustee......................................    N/A

49.  Fees and expenses of trustees...............................................    N/A

50.  Trustee's lien..............................................................    N/A

VI.  Information Concerning Insurance of Holders of Securities

51.  Insurance of holders of trust's securities..................................    The death benefit

VII. Policy of Registrant

52.  (a)  Provisions of trust agreement with respect to selection
          or elimination of under lying securities...............................    How our accounts work

     (b)  Transactions involving elimination of underlying securities............    How our accounts work

     (c)  Policy regarding substitution or elimination of underlying securities..    How our accounts work

     (d)  Fundamental policy not otherwise covered...............................    N/A

53.  Tax status of trust.........................................................    Variable life insurance and your taxes

VIII. Financial and Statistical Information

54.  Trust's securities during last ten years..........  N/A

55.  N/A

56.  Certain information regarding periodic payment
     plan certificates.................................  N/A

57.  N/A

58.  N/A

59.  Financial statements (Instruction 1(c) of
     "Instructions as to the Prospectus" of Form S-6)..  Financial Statements


PACIFIC SELECT CHOICE
                       PROSPECTUS MAY 1, 2001


                       Pacific Select Choice is a flexible premium variable life insurance policy issued by Pacific Life Insurance Company.


This policy is not     This prospectus provides information that you should
available in all       know before buying a policy. It's accompanied by a
states. This           current prospectus for the Pacific Select Fund, a fund
prospectus is not      that provides the underlying portfolios for the
an offer in any        variable investment options offered under the policy.
state or               Please read these prospectuses carefully and keep them
jurisdiction where     for future reference.
we're not legally
permitted to offer     Here's a list of all of the investment options
the policy.            available under your policy:

The policy is          VARIABLE INVESTMENT OPTIONS
described in
detail in this         Blue Chip                Growth LT
prospectus. The
Pacific Select         Aggressive Growth        Focused 30
Fund is described
in its prospectus      Aggressive Equity        Mid-Cap Value
and in its
Statement of           Emerging Markets         International Value
Additional
Information (SAI).     Diversified Research     Capital Opportunities
No one has the
right to describe      Small-Cap Equity         Mid-Cap Growth
the policy or the
Pacific Select         International Large-Cap  Global Growth
Fund any
differently than       Equity                   Equity Index
they have been
described in these     I-Net Tollkeeper SM      Small-Cap Index
documents.
                       Financial Services       REIT
You should be
aware that the         Health Sciences          Inflation Managed
Securities and                                   (formerly called
Exchange               Technology                "Government
Commission (SEC)                                 Securities")
has not reviewed
the policy for its     Telecommunications       Managed Bond
investment merit,
and does not           Multi-Strategy           Money Market
guarantee that the
information in         Equity Income            High Yield Bond
this prospectus is
accurate or            Strategic Value          Large-Cap Value
complete. It's a
criminal offense       FIXED OPTION
to say otherwise.
                       Fixed Account

YOUR GUIDE TO THIS PROSPECTUS

An overview of Pacific Select Choice                                         4
------------------------------------------------------------------------------
Pacific Select Choice basics                                                12
Owners, person insured by the policy, and beneficiaries                     13
Policy date, monthly payment date, policy anniversary date                  14
Statements and reports we'll send you                                       15
Your right to cancel                                                        15
Timing of payments, forms and requests                                      16
Telephone and electronic transactions                                       17
------------------------------------------------------------------------------
The death benefit                                                           18
Choosing a death benefit qualification test                                 18
Choosing your death benefit option                                          19
Comparing the death benefit options                                         20
When we pay the death benefit                                               21
Changing your death benefit option                                          22
Decreasing the face amount                                                  22
Optional riders                                                             24
------------------------------------------------------------------------------
How premiums work                                                           25
Planned periodic premium payments                                           25
Deductions from your premiums                                               26
Allocating your premiums                                                    26
Limits on the premium payments you can make                                 27
------------------------------------------------------------------------------
Your policy's accumulated value                                             28
Calculating your policy's accumulated value                                 28
Monthly deductions                                                          28
Lapsing and reinstatement                                                   30
------------------------------------------------------------------------------
Your investment options                                                     32
Variable investment options                                                 32
Fixed account                                                               37
Transferring among investment options                                       37
Transfer programs                                                           38
------------------------------------------------------------------------------
Withdrawals, surrenders and loans                                           39
Making withdrawals                                                          39
Taking out a loan                                                           40
Ways to use your policy's loan and withdrawal features                      42
Surrendering your policy                                                    43
Benefits at maturity                                                        43
------------------------------------------------------------------------------
General information about your policy                                       44
------------------------------------------------------------------------------
Variable life insurance and your taxes                                      47
------------------------------------------------------------------------------
About Pacific Life                                                          51
------------------------------------------------------------------------------
Appendix A:  Net cash value accumulation test single premiums (per
             $1 of future benefits)                                        110
------------------------------------------------------------------------------
Appendix B: Death benefit percentages                                      111
------------------------------------------------------------------------------
Where to go for more information                                    back cover

                          Terms used in this prospectus
                          We've tried to make this prospectus easy to read and understand, but you may find some words and terms that are new to you. We've identified some of these below and the pages where you'll find an explanation of what they mean.

                          If you have any questions, please ask your registered representative or call us at 1-800-800-7681.

                       Accumulated value          28   Loan account               40
                       Accumulation units         35   Maturity date              13
                       Age                        13   Modified endowment
                       Allocation                 26    contract                  49
In this prospectus,    Assignment                 45   Monthly payment date       14
you and your mean      Beneficiary                14   Net amount at risk         18
the policyholder or    Business day               16   Net cash surrender value   43
owner. Pacific         Cash surrender value       43   Net premium                25
Life, we, us and       Contingent beneficiary     14   Outstanding loan amount    40
our refer to           Cost of insurance rate     28   Planned periodic premium   25
Pacific Life           Death benefit              18   Policy anniversary         14
Insurance Company.     Death benefit percentage   19   Policy date                14
The fund refers to     Face amount                18   Policy year                14
Pacific Select         Fixed account              37   Portfolio                  32
Fund. Policy means     General account            52   Proper form                16
a Pacific Select       Guideline annual premium   26   Reinstatement              31
Exec  variable life    Guideline minimum death         Riders                     24
insurance policy,       benefit                   18   Separate account           52
unless we state        Guideline premium limit    27   Seven-pay limit            49
otherwise.             Guideline premium test     19   Target premium             26
                       Illustration               15   Tax code                   47
                       In force                   12   Unit value                 35
                       Income benefit             44   Variable account           32
                       Joint owners               13   Variable investment
                       Lapse                      30    option                    32



AN OVERVIEW OF PACIFIC SELECT CHOICE

                       This overview tells you some key things you should know about your policy. It's designed as a summary only - please read the entire prospectus and your policy for more detailed information.

                       Some states have different rules about how life insurance policies are described or administered. The terms of your policy, or of any endorsement or rider, prevail over what's in this prospectus.

                      ---------------------------------------------------------

Pacific Select         Pacific Select Choice is a flexible premium variable
Choice basics          life insurance policy.

This policy may be     . Flexible premium means you can vary the amount and
appropriate if you       frequency of your premium payments.
want to provide a
death benefit for      . Variable means the policy's value depends on the
family members or        performance of the investment options you choose.
others or to help
meet other long-       . Life insurance means the policy provides a death
term financial           benefit to the beneficiary you choose.
objectives. It may
not be the right
kind of policy if      In addition to providing a death benefit that is
you plan to            generally free of federal income tax, any growth in
withdraw money for     your policy's accumulated value is tax-deferred. You
short-term needs.      can choose from 31 variable investment options, each of
                       which invests in a corresponding portfolio of the
Please discuss your    Pacific Select Fund, and a fixed option that provides a
insurance needs and    guaranteed minimum rate of interest.
financial
objectives with        You may choose to allocate net premium and accumulated
your registered        value to no more than 20 investment options at any one
representative.        time.

You'll find more       When the person insured by this policy reaches age 100,
about the basics of    the policy will mature. We'll pay you the policy's net
Pacific Select         cash surrender value on the maturity date if the person
Choice starting on     insured by the policy is still living. You can ask us
page 12.               in writing to extend the maturity date beyond age 100.

                       Pacific Select Choice is designed for long-term financial planning. Please take some time to read the information in this prospectus before you decide if this life insurance policy meets your insurance needs and financial objectives.

                       Your right to cancel
                       During the free look period, you have the right to cancel your policy and return it to us or your registered representative for a refund of the premiums you've paid. We'll hold the net premiums in the Money Market investment option until the free look transfer date.

                      ---------------------------------------------------------
The death benefit      This policy offers two ways to calculate the guideline
                       minimum death benefit: the cash value accumulation test
Your policy            and the guideline premium test. These are called death
provides a death       benefit qualification tests. The test you choose will
benefit for your       generally depend on the amount of premiums you want to
beneficiary after      pay. In general, you should choose the cash value
the person insured     accumulation test if you do not want to limit the
by the policy has      amount of premiums you can pay into your policy. If you
died, as long as       choose the guideline premium test, you can choose one
your policy is in      of two death benefit options depending on what is more
force.                 important to you: a larger death benefit or building
                       the accumulated value of your policy.
As of the date of
this prospectus,       The death benefit will always be the greater of the
the cash value         death benefit under the option you choose or the
accumulation test      guideline minimum death benefit.
is not available.
                       You can change your death benefit option and increase
You'll find more       or decrease your policy's face amount (with certain
about the death        restrictions) while your policy is in force. There may
benefit starting on    be a charge for making these changes.
page 18.
                       Optional riders

                       There are nine optional riders that provide extra benefits, some at additional cost. Not all riders are available in every state, and some riders may only be added when you apply for your policy.

                      ---------------------------------------------------------
How premiums work      Your first premium must be equal to at least 25% of the
                       sum of your premium load and your policy's monthly
Your policy gives      charges for the first year.
you the flexibility
to choose the          Deductions from your premiums
amount and             We deduct a premium load from each premium payment you
frequency of your      make. The premium load is made up of a sales load and a
premium payments       state and local tax charge.
within certain
limits. Each           Limits on the premium payments you can make
premium payment        Federal tax law puts limits on the premium payments you
must be at least       can make in relation to your policy's death benefit. We
$50.                   may refuse all or part of a premium payment you make,
                       or remove all or part of a premium from your policy and
You'll find more       return it to you under certain circumstances.
about how premiums
work starting on
page 25.
                      ---------------------------------------------------------
Your policy's          Accumulated value is the value of your policy on any
accumulated value      business day. It is not guaranteed - it depends on the
                       performance of the investment options you've chosen,
Accumulated value      the premium payments you've made, policy charges, and
is used as the         how much you've borrowed or withdrawn from the policy.
basis
for determining        Monthly deductions
policy benefits and    We deduct a monthly charge from your policy's
charges. If there      accumulated value on each monthly payment date. The
is not enough          charge is made up of cost of insurance, an
accumulated value      administrative charge, and a mortality and expense risk
to cover policy        charge. If you add any riders, we'll add any charges
charges, your          for them to your monthly charge.
policy could lapse.
                       Lapsing and reinstatement
You'll find more       If there is not enough accumulated value to cover the
about accumulated      monthly charge on the day we make the deduction, your
value starting on      policy may lapse - which means you'll no longer have
page 28.               any insurance coverage. If your policy is in danger of
                       lapsing, we'll give you a grace period of 61 days to pay the required premium.

                       If your policy lapses at the end of the grace period, you have five years from the day it lapses to apply for a reinstatement. You cannot reinstate your policy after its maturity date. If your policy lapses during the first two policy years, we'll pay you any sales load refund due after deducting outstanding monthly charges.

AN OVERVIEW OF PACIFIC SELECT CHOICE

                      ---------------------------------------------------------
Your investment
options                You can choose from 31 variable investment options,
                       each of which invests in a corresponding portfolio of
                       the Pacific Select Fund. We're the investment adviser
The investment         for the Pacific Select Fund. We oversee the management
options you choose     of all the fund's portfolios and manage two of the
will affect your       portfolios directly. We've retained other portfolio
policy's               managers to manage the other portfolios. The value of
accumulated value,     each portfolio will fluctuate with the value of the
and may affect the     investments it holds, and returns are not guaranteed.
death benefit.

                       You can also choose a fixed option called the Fixed
Your policy's          account that provides a guaranteed minimum annual
accumulated value      interest rate of 4%. We may offer a higher interest
may be allocated to    rate. If we do, we'll guarantee that rate for one year.
up to 20 investment
options at any one     We allocate your premium payments and accumulated value
time.                  to the investment options you choose. Your policy's
                       accumulated value will fluctuate depending on the
Please review the      investment options you've chosen. You bear the
investment options     investment risk of any variable investment options you
carefully and ask      choose.
your registered
representative to      In some states we'll hold your premium payments in the
help you choose the    Money Market investment option until the free look
right ones for your    transfer date. Please turn to Your right to cancel for
goals and risk         details.
tolerance.
                       Transferring among investment options
You'll find more       You can transfer among the investment options during
about the              the life of your policy without paying any current
investment options     income tax. There is currently no charge for transfers.
starting on page
32.                    You can make as many transfers as you like between
                       variable investment options. You can also make
                       automatic transfers from one variable investment option
You'll find out        to another using our dollar cost averaging or portfolio
more about our         rebalancing programs. These programs are not available
automatic transfer     for the fixed options.
programs starting
on page 38.            You can only make one transfer from the Fixed account
                       to the variable investment options in any 12-month period, and each transfer may be no more than $5,000 or 25% of the accumulated value in the Fixed account, whichever is greater. You can only transfer to the Fixed account in the policy month right before each policy anniversary.

                       --------------------------------------------------------
Withdrawals,           You can take out all or part of your policy's
surrenders and         accumulated value while your policy is in force by
loans                  making withdrawals or surrendering your policy. You can
                       take out a loan from us using your policy as security.
Making a               You can also use your policy's loan and withdrawal
withdrawal, taking     features to supplement your income, for example, during
out a loan or          retirement.
surrendering your
policy can change      Making withdrawals
your policy's tax      You can withdraw part of your policy's net cash
status, generate       surrender value starting on your policy's first
taxable income, or     anniversary. This reduces your policy's accumulated
make your policy       value and could affect the face amount and death
more susceptible to    benefit depending on the death benefit option and
lapsing. Be sure to    qualification test you've chosen. You can also make
plan carefully         systematic withdrawals where you receive a specified
before using these     withdrawal amount at regular intervals.
policy benefits.

You'll find more
about withdrawals,
surrenders and
loans starting on
page 39.

                       Taking out a loan
                       You can take out a loan from us using your policy's accumulated value as security. You pay interest on the amount you borrow at an annual rate of 4.75% during the first 10 policy years and 4.25% thereafter. The accumulated value used to secure your loan is set aside in a loan account, where it earns interest at an annual rate of 4%.

                       The amount in the loan account is not available to help pay for any policy charges. Taking out a loan affects the accumulated value of your policy because the amount set aside in the loan account misses out on the potential earnings available through the investment options.

                       Surrendering your policy
                       You can surrender or cash in your policy for its net cash surrender value while the person insured by the policy is still living. If you surrender your policy during the first two policy years, we may refund you a portion of the sales load that you've paid.

                      ---------------------------------------------------------
Variable life          Your beneficiary generally will not have to pay federal
insurance and your     income tax on death benefit proceeds. You'll also
taxes                  generally not be taxed on any or all of your policy's
                       accumulated value unless you receive a cash
                       distribution when your policy matures or by making a
                       withdrawal or surrendering your policy.
There are tax
issues to consider     If your policy is a modified endowment contract, all
when you own a life    distributions you receive during the life of the policy
insurance policy.      may be subject to tax and a 10% penalty.
These are described
in detail starting
on page 47.

                      ---------------------------------------------------------

About Pacific Life     Pacific Life is a life insurance company based in
                       California. We issue the policies. Pacific Select
When you buy a life    Distributors, Inc., our subsidiary, is the distributor
insurance policy,      of the policies.
you're relying on
the insurance          How our accounts work
company that issues    We put your premium payments in our general and
it to be able to       separate accounts. We own the assets in our accounts
meet its financial     and make the allocations to the investment options
obligations to you.    you've chosen.

                       Amounts allocated to the Fixed account are held in our
                       general account. Our general account includes all of
You'll find more       our assets, except for those held in our separate
about Pacific Life,    accounts. Our ability to meet our obligations under the
and our strength as    policy is backed by our strength as an insurance
a company, starting    company.
on page 51.

We may use any         Amounts allocated to the variable investment options
profit derived from    are held in our separate account. The assets in this
any charges under      account are kept separate from the assets in our
the policy for any     general account and our other separate accounts, and
lawful purpose,        are protected from our general creditors.
including our
distribution and
administrative
expenses.


AN OVERVIEW OF PACIFIC SELECT CHOICE

                                            This section of the overview explains the fees and expenses associated with your
                                            Pacific Select Choice policy.

                                           ---------------------------------------------------------------------------------
Understanding policy expenses
and cash flow                                          -----------------
                                                        Your premium
The chart to the right illustrates how                  You make a
cash normally flows through a Pacific                   premium payment      -------------------------------------------
Select Choice policy.                                                                                                   v
                                                                                                                 -----------------
The dark shaded boxes show the fees and                -----------------                                          We deduct a
expenses you pay directly or indirectly                                                                           premium load
under your policy. These are explained                 -----------------
in the pages that follow.                               Net premium                                              -----------------
                                                        We allocate the
In some states we'll hold your net                      net premium to       -------------------------------------------
premium payments in the Money Market                    the investment
investment option until the free look                   options you
transfer date. Please turn to Your right                choose
to cancel for details.                                 -----------------
                                                      v                 v
                                            -----------------     -------------------    -------------------    ------------------
                                             Fixed option          Variable               Pacific Select         The fund
                                             We hold               investment             Fund                   deducts
                                             amounts you           options                The variable           advisory fees
                                             allocate to this      We hold           <--> investment        ---> and other fund
                                             option in our         amounts you            options invest         expenses from
                                             general account       allocate to these      in the fund's          the portfolios
                                                                   options in our         portfolios
                                                                   separate account
                                            -----------------     -------------------    -------------------    -------------------

                                                                                                                -------------------
                                                                                                                 We deduct:
                                                                                                                 . cost of
                                                                                                                   insurance
                                                                                                                 . administrative
                                                                                 We make monthly deductions        charge
                                                                                 ---------------------------->   . mortality and
                                                                                                                   expense risk
                                                                                                                   charge
                                                                                                                 . rider charges
                                                                                                                -------------------
                                                                           v
                                            -----------------     -------------------                           -------------------
                                             Loan account           Accumulated              If you make         We deduct a
                                             Accumulated            value                    a withdrawal        withdrawal charge.
                                             value set aside <--->  The total value        ----------------->    If you choose to
                                             to secure a            of your policy                               make systematic
                                             policy loan                                                         withdrawals, we
                                            -----------------     -------------------                            currently only
                                                                                                                 deduct a
                                                                                                                 withdrawal charge
                                                                                                                 for the first
                                                                                                                 systematic
                                                                                                                 withdrawal.
                                                                                                                 ------------------

                                                                                                                 ------------------
                                                                                                                 We deduct an
                                                                                 If you surrender your policy    underwriting
                                                                                 ----------------------------->  surrender charge

                                                                                                                 ------------------

8

                      ---------------------------------------------------------
Deductions from        We deduct a premium load from each premium payment you
your premiums          make. The load is made up of two charges:

The premium load is    Sales load - based on target premiums and varies with
explained in more      the death benefit option and qualification test you
detail on page 26.     choose. The target premium is shown in your policy.

                       Here are the maximum loads we'll deduct from your premium payments:

                      ---------------------------------------------------------
                                      Sales load under
                                      death benefit           Sales load
                       Target         Option A and cash       under death
                       premiums       value accumulation test benefit Option B
                      ---------------------------------------------------------
                       1 through 3              25%                 30%
                       4 through 10              4%                  4%
                       11 and higher             2%                  2%
                      ---------------------------------------------------------

                       If you surrender your policy or it lapses during the first two policy years, we may refund you a portion of the sales load you've paid.

                       State and local tax charge - 2.35% of each premium payment.

                      ---------------------------------------------------------
Deductions from        We deduct a monthly charge from your policy's
your policy's          accumulated value in the investment options on each
accumulated value      monthly payment date. This charge is made up of three
                       charges:
The monthly charge
is explained in        Cost of insurance charge - We calculate this charge by
more detail            multiplying the current cost of insurance rate by a
starting on page       discounted net amount at risk at the beginning of each
28.                    policy month.

An example             Administrative charge - We deduct a charge of $25 a
For a policy with      month during the first policy year. After the first
accumulated value      policy year, we deduct a charge of $8 a month for
of $150,000 after      policies with initial face amounts of less than
deducting cost of      $100,000 and $5 a month for initial face amounts of at
insurance, and any     least $100,000, but less than $500,000. If your initial
outstanding loan       face amount is $500,000 or more, we will not deduct an
amount and rider       administrative charge after the first policy year.
charges.
                       Mortality and expense risk charge - We deduct a charge
The monthly            every month during the first ten policy years at an
mortality and          annual rate of 0.75% (0.0625 % monthly) of your
expense risk charge    policy's accumulated value in the investment options
is:                    after we've deducted the cost of insurance and any
                       rider charges. During policy years 11 through 20, we
 . $93.75 if the        reduce the annual rate to 0.25% (0.0208333% monthly) of
  deduction is         the accumulated value. Starting in policy year 21, the
  made in policy       mortality and expense risk charge is reduced to zero.
  years 1-10
  ($150,000 X          Riders - If you add any riders to your policy, we add
  .0625%)              any charges for them to your monthly charge.

 . $31.25 if the
  deduction is
  made in policy
  year 11 or later
  ($150,000 X
  .020833%).

AN OVERVIEW OF PACIFIC SELECT CHOICE

                      ---------------------------------------------------------
Withdrawal and         You can withdraw part of your policy's net cash
surrender charges      surrender value at any time starting on your policy's
                       first anniversary. There is a $25 charge for each
                       withdrawal you make. We deduct this charge
Withdrawal and         proportionately from all of your investment options. If
surrender charges      you choose to receive systematic withdrawals, we'll
are explained in       currently only charge you $25 on the first systematic
more detail on         withdrawal.
pages 39 and 43.
                       If you surrender, or cash in, your policy during the
                       first 10 policy years, we'll deduct an underwriting
An example             surrender charge. It's based on your policy's initial
For a policy:          face amount and the age of the person insured by the
                       policy on the policy date. Here's how we calculate it:
 . that insures the
  life of a male       ---------------------------------------------------
  age 45 when the                                        Charge per $1,000
  policy was issued    Age of person insured             of initial face
                       by policy on policy date          amount
 . with an initial      ---------------------------------------------------
  face amount of       0-30                             $2.50
  $200,000.            31-40                             3.50
                       41-50                             4.50
The underwriting       51-60                             5.50
surrender charge       61-80                             6.50
is:                    ---------------------------------------------------

 . $900 at the end      The amount of the charge does not change during the
  of the fifth         first five policy years. Starting on the fifth policy
  policy year          anniversary, we reduce the charge by 1.666% a month
  (($200,000 /         until it reaches zero at the end of 10 policy years.
  1,000) X $4.50)

 . $540 at the end
  of the seventh
  policy year ($900
  - ($900 X 1.666%
  X 24 months))
                      --------------------------------------------------------
Fees and expenses      The Pacific Select Fund pays advisory fees and other
paid by the Pacific    expenses. These are deducted from the assets of the
Select Fund            fund's portfolios and may vary from year to year. They
                       are not fixed and are not part of the terms of your
You'll find more       policy. If you choose a variable investment option,
about the Pacific      these fees and expenses affect you indirectly because
Select Fund            they reduce portfolio returns.
starting on page
32, and in the         Advisory fee
fund's prospectus,     Pacific Life is the investment adviser to the fund. The
which accompanies      fund pays an advisory fee to us for these services. The
this prospectus.       table below shows the advisory fee as an annual
                       percentage of each portfolio's average daily net assets.

                       Other expenses
                       The table also shows the advisory fee and fund expenses as an annual percentage of each portfolio's average daily net assets, based on the year 2000 unless otherwise noted. To help limit fund expenses, effective July 1, 2000 we contractually agreed to waive all or part of our investment advisory fees or otherwise reimburse each portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. For each portfolio, our right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap and, except for portfolios that started on or after October 2, 2000, that do not exceed the previously established 0.25% expense cap. Any amounts repaid to us will have the effect of increasing such expenses of the portfolio, but not above the 0.10% expense cap. There is no guarantee that we will continue to cap expenses after December 31, 2001. In 2000, Pacific Life reimbursed approximately $13,202 to the I-Net Tollkeeper Portfolio, $36,311 to the Strategic Value Portfolio, $34,134 to the Focused 30 Portfolio and $27,505 to the Small-Cap Index Portfolio.

                   -------------------------------------------------------------------------------------
                                                                                 Less
                                             Advisory Other    12b-1    Total    adviser's     Total net
                   Portfolio                 fee      expenses amounts+ expenses reimbursement expenses
                   -------------------------------------------------------------------------------------
                                                     As an annual % of average daily net assets
                   Blue Chip/1/              0.95     0.06     --       1.01      --           1.01
                   Aggressive Growth/1/      1.00     0.06     --       1.06      --           1.06
                   Aggressive Equity/2/      0.80     0.04     0.02     0.86      --           0.86
                   Emerging Markets/2/       1.10     0.21     --       1.31      --           1.31
                   Diversified Research/2/   0.90     0.08     0.01     0.99      --           0.99
                   Small-Cap Equity/2/       0.65     0.05     --       0.70      --           0.70
                   International Large-Cap   1.05     0.12     --       1.17      --           1.17
                   Equity                    0.65     0.04     --       0.69      --           0.69
                   I-Net Tollkeeper/2/       1.50     0.13     --       1.63     (0.02)        1.61
                   Financial Services/1/     1.10     0.15     --       1.25     (0.05)        1.20
                   Health Sciences/1/        1.10     0.11     --       1.21     (0.01)        1.20
                   Technology/1/             1.10     0.08     --       1.18      --           1.18
                   Telecommunications/1/     1.10     0.08     --       1.18      --           1.18
                   Multi-Strategy            0.65     0.04     --       0.69      --           0.69
                   Equity Income/2/          0.65     0.04     0.01     0.70      --           0.70
                   Strategic Value           0.95     0.49     --       1.44     (0.39)        1.05
                   Growth LT                 0.75     0.04     --       0.79      --           0.79
                   Focused 30                0.95     0.42     --       1.37     (0.32)        1.05
                   Mid-Cap Value/2/          0.85     0.03     0.10     0.98      --           0.98
                   International Value       0.85     0.11     --       0.96      --           0.96
                   Capital Opportunities/1/  0.80     0.06     --       0.86      --           0.86
                   Mid-Cap Growth/1/         0.90     0.06     --       0.96      --           0.96
                   Global Growth/1/          1.10     0.19     --       1.29      --           1.29
                   Equity Index              0.25     0.04     --       0.29      --           0.29
                   Small-Cap Index/2/        0.50     0.13     --       0.63     (0.02)        0.61
                   REIT                      1.10     0.04     --       1.14      --           1.14
                   Inflation Managed/2/      0.60     0.05     --       0.65      --           0.65
                   Managed Bond/2/           0.60     0.05     --       0.65      --           0.65
                   Money Market              0.34     0.04     --       0.38      --           0.38
                   High Yield Bond/2/        0.60     0.05     --       0.65      --           0.65
                   Large-Cap Value/2/        0.85     0.05     0.05     0.95      --           0.95
                   ---------------------------------------------------------------------------------

                       /1/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these portfolios in 2000 because the portfolios started after December 31, 2000.

                       /2/ Total adjusted net expenses for these portfolios,
                           after deduction of an offset for custodian credits and the 12b-1 recapture were: 0.84% for Aggressive Equity Portfolio, 1.30% for Emerging Markets Portfolio, 0.98% for Diversified Research Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.60% for I-Net Tollkeeper Portfolio, 0.69% for Equity Income Portfolio, 0.88% for Mid-Cap Value Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Inflation Managed Portfolio, 0.64% for Managed Bond Portfolio, 0.64% for the High Yield Bond Portfolio, and 0.90% for Large-Cap Value Portfolio.

                        + The fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation ("recaptured commissions"). While a portfolio pays the cost of brokerage when it buys or sells a portfolio security, there are no fees or charges to the fund under the plan. Recaptured commissions may be used to promote and market fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

PACIFIC SELECT CHOICE BASICS

                       When you buy a Pacific Select Choice life insurance policy, you're entering into a contract with Pacific Life Insurance Company. Your contract with us is made up of your application, your policy, applications to change or reinstate the policy, any amendments, riders or endorsements to your policy, and specification pages.


Policy amendments      When we approve your signed application, we'll issue
and endorsements       your policy. If your application does not meet our
are a part of your     underwriting and administrative requirements, we can
policy and confirm     reject it or ask you for more information. Once we
changes you or we      receive your first premium payment, and any contractual
make to the policy.    and administrative requirements have been met, we'll
                       consider your policy to be in force. Our obligations
Specification pages    under the policy begin when the policy is in force and
summarize              has been delivered to you.
information
specific to your       Your policy will be in force until one of the following
policy at the time     happens:
the policy is          . your policy matures
issued.                . the person insured by the policy dies
                       . the grace period expires and your policy lapses, or
                       . you surrender your policy.
Riders provide
extra benefits,        If your policy is not in force when the person insured
some at additional     by the policy dies, we are not obligated to pay the
cost. Not all          death benefit proceeds to your beneficiary.
riders are
available in every     Pacific Select Choice is a flexible premium variable
state, and some        life insurance policy that insures the life of one
riders may only be     person and pays death benefit proceeds after that
added when you         person has died.
apply for your
policy.                Under a flexible premium life insurance policy, you
                       have the flexibility to choose the amount and frequency of your premium payments. You must, however, pay enough premiums to cover the ongoing cost of policy benefits.

This policy may be     A premium load is deducted from each premium payment
appropriate if you     you make. The resulting net premium is allocated to the
want to provide a      investment options you choose, and becomes part of your
death benefit for      policy's accumulated value.
family members or
others or to help      Charges are deducted from the accumulated value each
meet other long-       month to help cover the cost of the policy's death
term financial         benefit and other expenses. If there is not enough
objectives. It may     accumulated value to cover the monthly charge on the
not be the right       day we make the deduction, your policy may lapse after
kind of policy if      a grace period - which means you'll no longer have any
you plan to            insurance coverage.
withdraw money for
short-term needs.      Investment earnings will increase your policy's
                       accumulated value, while investment losses will
Please discuss your    decrease it. The premium payments you'll be required to
insurance needs and    make to keep your policy in force will be influenced by
financial              the investment results of the investment options you've
objectives with        chosen.
your registered
representative.

In some states
we'll hold your net
premium payments in
the Money Market
investment option
until the free look
transfer date.
Please turn to Your
right to cancel for
details.

                      ---------------------------------------------------------
Owners, person         Owners
insured by the         The owner is the person named on the application who
policy, and            makes the decisions about the policy and its benefits
beneficiaries          while it's in force. You can own a policy by yourself
                       or with someone else. Two or more owners are called
                       joint owners. You need the signatures of all owners for
Please consult your    all policy transactions.
financial advisor
or a lawyer about      If one of the joint owners dies, the surviving owners
designating            will hold all rights under the policy. If the last
ownership              joint owner dies, his or her estate will own the policy
interests.             unless you've given us other instructions.

                       A policy can also be owned by an institution, trust,
                       corporation or group or sponsored arrangement. These
If you would like      owners often buy more than one policy, which may
to change the owner    qualify them for reduced charges or lower premium
of your policy,        payments.
please contact us
or your registered     We may reduce or waive the sales load or surrender
representative for     charges on policies sold to our directors or employees,
a change of owner      to any of our affiliates, or to trustees, employees or
form. We can           affiliates of the fund.
process the change
only if we receive     You can change the owner of your policy by completing a
your instructions      change of owner form. Once we've received and recorded
in writing.            your request, the change will be effective as of the
                       day you signed the change of owner form.

                       Person insured by the policy
Risk classes are       This policy insures the life of one person who is age
usually based on       80 or younger at the time you apply for your policy,
age, gender, health    and who has given us satisfactory evidence of
and whether or not     insurability. Your policy refers to this person as the
the person to be       insured. The policy pays death benefit proceeds after
insured by the         this person has died.
policy smokes. Most
insurance companies    The person to be insured by the policy is assigned an
use similar risk       underwriting or insurance risk class which we use to
classification         calculate cost of insurance and other charges. We
criteria.              normally use the medical or paramedical underwriting
                       method to assign underwriting or insurance risk
When we refer to       classes, which may require a medical examination. We
age throughout this    may, however, use other forms of underwriting if we
prospectus, we're      think it's appropriate.
using the word as
we've defined it       When we use a person's age in policy calculations, we
here, unless we        generally use his or her age as of the nearest policy
tell you otherwise.    date, and we add one year to this age on each policy
                       anniversary date. For example, when we talk about
The maturity date      someone "reaching age 100", we're referring to the
of the policy is       policy anniversary date closest to that person's 100th
the policy             birthday, not to the day when he or she actually turns
anniversary on         100.
which the insured
is age 100. You can
ask us in writing
to extend the
maturity date
beyond age 100.

PACIFIC SELECT CHOICE BASICS

                       Beneficiaries
                       The beneficiary is the person, people, entity or entities you name to receive the death benefit proceeds. Here are some things you need to know about naming beneficiaries:

                       . You can name one or more primary beneficiaries who
If you would like        each receive an equal share of the death benefit
to change the            proceeds unless you tell us otherwise. If one
beneficiary of your      beneficiary dies, his or her share will pass to the
policy, please           surviving primary beneficiaries in proportion to the
contact us or your       share of the proceeds they're entitled to receive,
registered               unless you tell us otherwise.
representative for
a change of            . You can also name a contingent beneficiary for each
beneficiary form.        primary beneficiary you name. The contingent
We can process the       beneficiary will receive the death benefit proceeds
change only if we        if the primary beneficiary dies.
receive your
instructions in        . You can choose to make your beneficiary permanent
writing.                 (sometimes called irrevocable). You cannot change a
                         permanent beneficiary's rights under the policy without his or her permission.

                       . If none of your beneficiaries is still living when
                         the death benefit proceeds are payable, you as the policy owner will receive the proceeds. If you're no longer living, the proceeds will go to your estate.

                       . You can change your beneficiary at any time while the
                         person insured by the policy is still living, and while the policy is in force. The change will be effective as of the day you signed the change of beneficiary form.

                      ---------------------------------------------------------
Policy date,           Your policy date
monthly payment        This is usually the day we approve your policy
date, policy           application. It's also the beginning of your first
anniversary date       policy year. Your policy's monthly, quarterly, semi-
                       annual and annual anniversary dates are based on your
                       policy date.
In Massachusetts,
the policy date is     The policy date is set so that it never falls on the
known as the issue     29th, 30th or 31st of any month. We'll apply your first
date.                  premium payment as of your policy date or as of the day
                       we receive your premium, whichever is later.

                       Backdating your policy
In Ohio, your          You can have your policy backdated up to six months, as
policy can be          long as we approve it. Backdating in some cases may
backdated only         lower your cost of insurance rates since these rates
three months.          are based on the age of the person insured by the
                       policy. Your first premium payment must cover the premium load and monthly charges for the period between the backdated policy date and the day your policy is issued.

                       Your monthly payment date
                       This is the day we deduct the monthly charges from your policy's accumulated value. The first monthly payment date is your policy date, and it's the same day each month thereafter. Monthly charges are explained in the section called Your policy's accumulated value.

                       Your policy anniversary date
                       This is the same day as your policy date every year after we issue your policy. A policy year starts on your policy date and each anniversary date, and ends on the day before the next anniversary date.

                      ---------------------------------------------------------
Statements and         We send the following statements and reports to policy
reports                owners:
we'll send you
                       . a confirmation for many financial transactions,
                         usually including premium payments and transfers,
                         loans, loan repayments, withdrawals and surrenders.
                         Monthly deductions and scheduled transactions made
We can create            under the dollar cost averaging, portfolio
customized               rebalancing and first year transfer programs are
hypothetical             reported on your quarterly policy statement.
illustrations of
benefits under your    . a quarterly policy statement. The statement will tell
policy based on          you the accumulated value of your policy by
different                investment options, cash surrender value, the amount
assumptions.             of the death benefit, the policy's face amount, and
                         any outstanding loan amount. It will also include a
We'll send you one       summary of all transactions that have taken place
policy illustration      since the last quarterly statement, as well as any
free of charge each      other information required by law.
policy year if you
ask for one. We        . supplemental schedules of benefits and planned
reserve the right        periodic premiums. We'll send these to you if you
to charge $25 for        change your policy's face amount or change any of the
additional               policy's other benefits.
illustrations.
                       . financial statements, at least annually or as
                         required by law, of the separate account and Pacific
                         Select Fund, that include a listing of securities for each portfolio of the Pacific Select Fund.

                      ---------------------------------------------------------
Your right to
cancel                 During the free look period, once your policy is in
                       force you have the right to cancel (or refuse) your
There are special      policy and return it to us or your registered
rules for the free     representative for a refund.
look period in
certain states.        The amount of your refund may be more or less than the
Here are some          premium payments you've made, depending on the state
examples:              where you signed your application. We'll always deduct
                       any outstanding loan amount from the amount we refund
 . In California the    to you.
  free look period
  ends 30 days         You'll find a complete description of the free look
  after you receive    period that applies to your policy on the policy's
  your policy if       cover sheet, or on a notice that accompanied your
  you're 60 years      policy. Generally, the free look period ends 10 days
  old or over or if    after you receive your policy. Some states may have a
  you're replacing     different free look period if you are replacing another
  another life         life insurance policy.
  insurance policy.
 . In Colorado the      In most states, your refund will be based on the
  free look period     accumulated value of your policy. In these states,
  ends after 15        we'll allocate your net premiums to the investment
  days.                options you've chosen. If you exercise your right to
 . In North Dakota      cancel, your refund will be:
  the free look
  period ends after    . any charges or taxes we've deducted from your
  20 days.               premiums
                       . the net premiums allocated to the fixed options
Please call us or      . the accumulated value allocated to the variable
your registered          investment options
representative if      . any monthly charges and fees we've deducted from your
you have questions       policy's accumulated value in the variable investment
about your right to      options.
cancel your policy.
                       We hold the net premiums in the Money Market investment option until the free look transfer date. On that day, we'll transfer the accumulated value in the Money
                       Market investment option to the investment options you've chosen.

                       The free look transfer date is the latest of the following:

                       . 15 days after we issue your policy
                       . 45 days after your application is completed . when we consider your policy to be in force.

PACIFIC SELECT CHOICE BASICS


                      ---------------------------------------------------------
Timing of payments,    Effective date
forms and requests
                       Once your policy is in force, the effective date of
A business day,        payments, forms and requests you send us is usually
called a valuation     determined by the day and time we receive the item in
date in your           proper form at the mailing address that appears on the
policy, is any day     back cover of this prospectus.
that the New York
Stock Exchange and     Planned periodic premium payments, loan requests,
our life insurance     transfer requests, loan payments or withdrawal or
client services        surrender requests that we receive in proper form
offices are open.      before 4:00 p.m. Eastern time on a business day will
It usually ends at     normally be effective as of the end of that day, unless
4:00 p.m. Eastern      the transaction is scheduled to occur on another
time.                  business day. If we receive your payment or request on
                       or after 4:00 p.m. Eastern time on a business day, your
                       payment or request will be effective as of the end of
The New York Stock     the next business day. If a scheduled transaction falls
Exchange is usually    on a day that is not a business day, we'll process it
closed on weekends     as of the end of the next business day.
and on the
following days:        Other forms, notices and requests are normally
 . New Year's Day,      effective as of the next business day after we receive
  Martin Luther        them in proper form, unless the transaction is
  King, Jr. Day,       scheduled to occur on another business day. Change of
  President's Day,     owner and beneficiary forms are effective as of the day
  Good Friday,         you sign the change form, once we receive them in
  Memorial Day,        proper form.
  July Fourth,
  Labor Day,           Proper form
  Thanksgiving Day     We'll process your requests once we receive all
  and Christmas        letters, forms or other necessary documents, completed
  Day,                 to our satisfaction. Proper form may require, among
and                    other things, a signature guarantee or some other proof
 . the Friday before    of authenticity. We do not generally require a
  New Years Day,       signature guarantee, but we may ask for one if it
  July Fourth or       appears that your signature has changed, if the
  Christmas Day if     signature does not appear to be yours, if we have not
  that holiday         received a properly completed application or
  falls on a           confirmation of an application, or for other reasons to
  Saturday             protect you and us.
 . the Monday
  following New        When we make payments and transfers
  Year's Day, July
  Fourth or            We'll normally send the proceeds of transfers,
  Christmas Day if     withdrawals, loans, surrenders, exchanges and death
  that holiday         benefit payments within seven days after the effective
  falls on a Sunday    date of the request in proper form. We may delay
unless unusual         payments and transfers, or the calculation of payments
business conditions    and transfers based on the value in the variable
exist, such as the     investment options under unusual circumstances, for
ending of a monthly    example, if:
or yearly
accounting period.     . the New York Stock Exchange closes on a day other
                         than a regular holiday or weekend
Our client services    . trading on the New York Stock Exchange is restricted
offices are also       . an emergency exists as determined by the SEC, as a
usually closed on        result of which the sale of securities is not
the following days:      practicable, or it is not practicable to determine
 . the Monday before      the value of a variable account's assets, or
  New Year's Day,      . the SEC permits a delay for the protection of policy
  July Fourth, or        owners.
  Christmas Day, if
  any of these         We may delay transfers and payments from the fixed
  holidays falls on    options, including the proceeds from withdrawals,
  a Tuesday            surrenders and loans, for up to six months. We'll pay
                       interest at an annual rate of at least 4% on any
 . the Tuesday          withdrawals or surrender proceeds from the fixed
  before Christmas     options that we delay for 30 days or more.
  Day if that
  holiday falls on     We pay interest at an annual rate of at least 4% on
  a Wednesday          death benefit proceeds, calculated from the day the
 . the Friday after     person insured by the policy dies to the day we pay the
  New Year's Day,      proceeds.
  July Fourth or
  Christmas Day, if
  any of these
  holidays falls on
  a Thursday
 . the Friday after
  Thanksgiving.

Call us or contact
your registered
representative if
you have any
questions about the
proper form
required for a
request.

To request payment
of death benefit
proceeds, send us
proof of death and
payment
instructions.

                      ---------------------------------------------------------

Telephone and          You can make loans or transfers, and give us
electronic             instructions regarding the dollar cost averaging
transactions           program or portfolio rebalancing program, by telephone
                       any time after the free look period as long as we have
Please ask your        your signed authorization form on file.
registered
representative for
more information       Certain registered representatives are able to give us
regarding              instructions electronically if authorized by you. You
electronic             may appoint your registered representative to give us
transactions.          instructions on your behalf by completing and filing a
                       telephone and electronic authorization form with us.

                       Here are some things you need to know about telephone and electronic transactions:

                       . You must complete a telephone and electronic
                         authorization form.

                       . If your policy is jointly owned, all joint owners
                         must sign the telephone and electronic authorization. We'll take instructions from any owner or anyone you appoint.

                       . We may use any reasonable method to confirm that your
                         telephone or electronic instructions are genuine. For example, we may ask you to provide personal identification or we may record all or part of the telephone conversation. We may refuse any transaction request made by telephone or electronically.

                       We'll send you a written confirmation of each telephone and electronic transaction.

                       Sometimes, you may not be able to make loans or transfers by telephone or electronically, for example, if our telephone lines or our website are busy because of unusual market activity or a significant economic or market change, or our telephone lines or the Internet are out of service during severe storms or other emergencies. In these cases, you can send your request to us in writing, or call us the next business day or when service has resumed.

                       When you send us your telephone and electronic authorization form, you agree that:

                       . we can accept and act upon instructions you or anyone
                         you appoint give us over the telephone or electronically

                       . neither we, any of our affiliates, the Pacific Select
                         Fund, or any director, trustee, officer, employee or agent of ours or theirs will be liable for any loss, damages, cost or expenses that result from transactions processed because of a request by telephone or submitted electronically that we believe to be genuine, as long as we have followed our own procedures

                       . you bear the risk of any loss that arises from your
                         right to make loans or transfers over the telephone or electronically.

THE DEATH BENEFIT

                       We'll pay death benefit proceeds to your beneficiary after the person insured by the policy dies while the policy is still in force. Your beneficiary generally will not have to pay federal income tax on death benefit proceeds.

                       This policy offers two ways to calculate the guideline
Your policy's          minimum death benefit: the cash value accumulation test
initial amount of      and the guideline premium test. These are called death
insurance coverage     benefit qualification tests. The test you choose will
is its initial face    generally depend on the amount of premiums you want to
amount. We             pay.
determine the face
amount based on        If you choose the guideline premium test, this policy
instructions           offers two death benefit options, Options A and B. The
provided in your       option you choose will generally depend on which is
application.           more important to you: a larger death benefit or
                       building the accumulated value of your policy.
The minimum face
amount when a          Here are some things you need to know about the death
policy is issued is    benefit:
usually $50,000,       . You choose your death benefit qualification and, if
but we may reduce        you choose the guideline premium test, death benefit
this in some             option test on your policy application.
circumstances.         . If you do not choose a death benefit qualification
                         test, we'll assume you've chosen the guideline
You'll find your         premium test.
policy's face          . If you do not choose a death benefit option, we'll
amount, which            assume you've chosen Option A.
includes any           . The death benefit will always be the greater of the
increases or             guideline minimum death benefit, calculated using the
decreases, in the        death benefit qualification test you've chosen or the
specification pages      death benefit under the option you choose.
in your policy.        . The death benefit will never be lower than the face
                         amount of your policy. Of course, the death benefit proceeds will always be reduced by any outstanding loan amount.
                       . We'll pay the death benefit proceeds to your
                         beneficiary when we receive proof of the death of the person insured by the policy.

                      ---------------------------------------------------------
Choosing a death       This policy offers two death benefit qualification
benefit                tests, which we use to calculate the guideline minimum
qualification test     death benefit. You choose one of these tests on your
                       application. Once you choose a test, you cannot change
The guideline          it.
minimum death
benefit is the         In general, you should choose the cash value
minimum death          accumulation test if you do not want to limit the
benefit needed for     amount of premiums you can pay into your policy. If you
your policy to         want to pay a premium that increases the net amount at
qualify as life        risk, however, you need to provide us with satisfactory
insurance under        evidence of insurability before we can increase the
Section 7702 of the    death benefit.
Internal Revenue
Code.                  The guideline minimum death benefit will generally be
                       smaller under the guideline premium test than under the
Net amount at risk     cash value accumulation test.
is the difference
between the death
benefit that would     Cash value accumulation test
be payable if the      As of the date of this prospectus, the cash value
person insured by      accumulation test is not available.
the policy died and
the accumulated        If you choose the cash value accumulation test, your
value of your          policy's guideline minimum death benefit will be the
policy.                greater of:

                       . the minimum death benefit amount that's needed for
                         the policy to qualify as life insurance under the tax
There are other          code or
limits on premiums     . 101% of the policy's accumulated value.
you can pay into
your policy, which
are described in
How premiums work.

The cash value
accumulation test
is defined in
Section 7702(b) of
the tax code.

                       This test determines what the death benefit should be
                       in relation to your policy's accumulated value. In
                       general, as your policy's accumulated value increases,
                       the death benefit must also increase to ensure that
                       your policy qualifies as life insurance under the tax
                       code.
An example
For a policy that      Under the test, a policy's death benefit must be large
insures a male, age    enought to ensure that its cash surrender value, as
50 when the policy     defined in Section 7702 of the tax code (and which is
was issued, with a     based on accumulated value, among other things), is
standard nonsmoking    never larger than the net single premium that's needed
risk class, Year 6     to fund future benefits under the policy. The net
the guideline          single premium under your policy varies according to
minimum death          the age, sex, and risk class of the person insured by
benefit under the      your policy. It's calculated using an interest rate of
cash value             at least 4% and the guaranteed mortality charges as of
accumulation test      the time the policy is issued. We'll use a higher
is calculated by       interest rate if we've guaranteed it under your policy.
dividing the
accumulated value      The death benefit determined by your policy's net
by a factor of         single premium will be at least equal to the amount
 .40440 for each $1     required for the policy to qualify as life insurance
of future benefits.    under the tax code.

                       Guideline premium test
The guideline          If you choose the guideline premium test, we calculate
premium test is        the guideline minimum death benefit by multiplying your
defined in Section     policy's accumulated value by a death benefit
7702(a)(2) of the      percentage.
tax code.
                       You'll find a table of death benefit percentages in
Death benefit          Appendix B and in your policy. The death benefit
percentages are        percentage is based on the guideline premium limit and
defined in Section     the age of the person insured by the policy. It is 250%
7702(d) of the tax     when the person is age 40 or younger, and reduces as
code.                  the person gets older.

                       Under this test, the total premiums you pay cannot exceed your policy's guideline premium limit. You'll find a more detailed discussion of the guideline premium limit in How premiums work.

                      ---------------------------------------------------------
Choosing your death    You can choose one of the following two options for the
benefit option         death benefit on your application.

                       Option A - the         Option B - the face
                       face amount of         amount of your policy
                       your policy.           plus its accumulated
                                              value.

                        [OPTION A ARTWORK
                          APPEARS HERE]         [OPTION B ARTWORK
                                                  APPEARS HERE]

                                              The death benefit
                                              changes as your
                                              policy's accumulated
                                              value changes. The
                                              better your
                                              investment options
                                              perform, the larger
                                              the death benefit
                                              will be.

THE DEATH BENEFIT

                      ---------------------------------------------------------
Comparing the death    The tables below compare the death benefits provided by
benefit options        the policy's three death benefit options. The examples
                       are intended only to show differences in death benefits and net amounts at risk. Accumulated value assumptions may not be realistic.

                       The example below is based on the following:

                       . the person insured by the policy is a male age 50 at
                         the time the policy was issued and dies at the beginning of the sixth policy year
                       . face amount is $100,000
                       . accumulated value at the date of death is $25,000
                       . total premium paid into the policy is $30,000
                       . the guideline minimum death benefit under the
                         guideline premium test is $46,250 (assuming a guideline premium test factor of 185% x accumulated value)
                       . the guideline minimum death benefit under the cash
                         value accumulation test is $61,820.00 (assuming a net single premium factor of .40440 for each $1 of future benefits

                   ------------------------------------------------------------------------------------------

                                                              The death benefit is the
                                                              larger of these two amounts
                   Death                                      ---------------------------
                   benefit                                    Death benefit Guideline     Net amount at
                   qualification           How it's           under         minimum       risk used for cost
                   test                    calculated         the test      death benefit of insurance charge
                   ------------------------------------------------------------------------------------------
                   Guideline premium test
                    Option A               Face amount          $100,000       $46,250         $74,594.25
                    Option B               Face amount plus
                                           accumulated value    $125,000       $46,250         $99,492.82
                   Cash value
                    accumulation test      Accumulated value    $100,000       $61,820         $74,594.25
                   ------------------------------------------------------------------------------------------

If the death           Here's the same example, but with an accumulated value
benefit equals the     of $75,000. Because accumulated value has increased,
guideline minimum      the guideline minimum death benefit is now:
death benefit, any
increase in            . $138,750 for the guideline premium test
accumulated value      . $185,460 for the cash value accumulation test.
will cause an
automatic increase
in the death
benefit.

                  -------------------------------------------------------------------------------------------
                                                              The death benefit is the
                                                              larger of these two amounts
                   Death                                      ---------------------------
                   benefit                                    Death benefit Guideline     Net amount at
                   qualification           How it's           under         minimum       risk used for cost
                   test                    calculated         the test      death benefit of insurance charge
                  -------------------------------------------------------------------------------------------
                   Guideline premium test
                    Option A               Face amount          $100,000      $138,750        $63,187.03
                    Option B               Face amount plus
                                           accumulated value    $175,000      $138,750        $99,289.94
                   Cash value
                    accumulation test      Accumulated value    $100,000      $185,460        $109,707.50
                  -------------------------------------------------------------------------------------------

                       These examples show that each death benefit option provides a different level of protection. Keep in mind that cost of insurance charges, which affect your policy's accumulated value, increase with the amount of the death benefit, as well as over time. The cost of insurance is charged at a rate per $1,000 of the discounted net amount at risk. As the net amount at risk increases, your cost of insurance increases. Accumulated value also varies depending on the performance of the investment options in your policy.

                      ---------------------------------------------------------
When we pay the        We calculate the amount of the death benefit proceeds
death benefit          as of the end of the day the person insured by the
                       policy dies. If that person dies on a day that is not a
Your beneficiary       business day, we calculate the proceeds as of the next
can choose to          business day.
receive the death
benefit proceeds in    Your policy's beneficiary must send us proof that the
a lump sum or use      person insured by the policy died while the policy was
it to buy an income    in force, along with payment instructions.
benefit. Please see
the discussion         Death benefit proceeds equal the total of the death
about income           benefits provided by your policy and any riders you've
benefits in General    added, minus any outstanding loan amount, minus any
information about      overdue charges.
your policy.
                       We'll pay interest at an annual rate of at least 4% on
It is important        the death benefit proceeds, calculated from the day the
that we have a         person insured by the policy dies to the day we pay the
current address for    proceeds. In some states we may pay a higher rate of
your beneficiary so    interest if required by law.
that we can pay
death benefit
proceeds promptly.
If we cannot pay
the proceeds to
your beneficiary
within five years
of the death of the
person insured by
the policy, we'll
be required to pay
them to the state.

THE DEATH BENEFIT


                      ---------------------------------------------------------
Changing your death    If you choose the guideline premium test, you can
benefit option         change your death benefit option while your policy is
                       in force. Here's how it works:
We will not change
your death benefit     . You can change the death benefit option once in any
option if it means       policy year after the fifth policy year.
your policy will be
treated as a           . You must send us your request in writing.
modified endowment
contract, unless       . You can change to Option A or Option B.
you've told us in
writing that this      . A change from Option A to Option B requires evidence
would be acceptable      of insurance satisfactory to us.
to you. Modified
endowment contracts    . We charge you a fee of $100 to change from Option A
are discussed in         to Option B. We deduct the fee on the day the change
Variable life            is effective from all of your investment options in
insurance and            proportion to the accumulated value you have in each
your taxes.              option.

Net amount at risk     . There is no charge to change from Option B to Option
is the difference        A.
between the death
benefit that would     . The change will become effective on the first monthly
be payable if the        payment date after we receive your request. If we
person insured by        receive your request on a monthly payment date, we'll
the policy died and      process it that day.
the accumulated
value of your          . The face amount of your policy will change by the
policy.                  amount needed to make the death benefit under the new
                         option equal the death benefit under the old option just before the change. We will not let you change the death benefit option if doing so means the face amount of your policy will become less than $50,000.
                         We may waive this minimum amount under certain circumstances.

                       . Changing the death benefit option can also affect the
                         monthly cost of insurance charge since this charge varies with the net amount at risk.

                       . The new death benefit option will be used in all
                         future calculations.

                      ---------------------------------------------------------
Decreasing the face    You can decrease your policy's face amount as long as
amount                 we approve it. Here's how it works:

If you change the      . A decrease in face amount may only be made after the
face amount, we'll       fifth policy year.
send you a
supplemental           . You can decrease the face amount as long as the
schedule of              person insured by the policy is still living.
benefits and
premiums.              . You can only decrease the face amount once in any
                         policy year.
If your policy's
death benefit is       . You must send us your request in writing while your
equal to the             policy is in force.
guideline minimum
death benefit, and     . The decrease will become effective on the first
the net amount at        monthly payment date after we receive your request.
risk is more than        If we receive your request on a monthly payment date,
three times the          we'll process it that day.
death benefit on
the policy date, we    . The person insured by the policy will also need to
may reduce the           agree to the decrease in face amount, if that person
death benefit by         is someone other than you.
requiring you to
make a withdrawal      . Decreasing the face amount may decrease the death
from your policy.        benefit. The amount the death benefit changes will
                         depend, among other things, on the death benefit
If we require you        qualification test and, if applicable, death benefit
to make a                option you've chosen and whether, and by how much,
withdrawal, the          the death benefit is greater than the face amount
withdrawal may be        before you make the change.
taxable. Please
turn to                . Decreasing the face amount can affect the net amount
Withdrawals,             at risk, which may decrease the cost of insurance
surrenders and           charge.
loans for
information about      . We can refuse your request to make the face amount
making withdrawals.      less than $50,000. We can waive this minimum amount
                         in certain situations, such as group or sponsored arrangements.

Decreasing the face    Here are some additional things you should know about
amount may affect      decreasing the face amount:
your policy's tax
status. To ensure      . We do not charge you for a decrease in face amount.
your policy            . We can refuse your request to decrease the face
continues to             amount if making the change means:
qualify as life          . your policy will end because it no longer qualifies
insurance, we might        as life insurance
be required to           . the distributions we'll be required to make from
return part of your        your policy's accumulated value will be greater
premium payments to        than your policy's net cash surrender value
you if you've            . your policy will become a modified endowment
chosen the                 contract and you have not told us in writing that
guideline premium          this is acceptable to you.
test, or make
distributions from
the accumulated
value, which may be
taxable.

For more
information, please
see Variable life
insurance and your
taxes.

THE DEATH BENEFIT

                      ---------------------------------------------------------

Optional riders        There are nine optional riders that provide extra
                       benefits, some at additional cost. Not all riders are
Ask your registered    available in every state, and some riders may only be
representative for     added when you apply for your policy.
more information
about the riders       . Accidental death rider
available with the       Provides additional insurance coverage in the event
policy, or about         of the accidental death of the person insured by the
other kinds of life      policy.
insurance policies
offered by Pacific     . Children's term rider
Life.                    Provides term insurance for the children of the
                         person insured by the policy

                       . Annual renewable term rider
There may be tax         Provides annual renewal term insurance on the person
consequences if you      insured by the policy or on members of the immediate
exercise your            family of the person insured by the policy.
rights under the
Accelerated living     . Added protection benefit rider
benefits rider or        Provides added protection benefit on the person
the Estate tax           insured by the policy.
repeal rider.
Please see Variable    . Guaranteed insurability rider
life insurance and       Gives the right to buy additional insurance on the
your taxes for more      life of the person insured by the policy on certain
information.             specified dates without proof of insurability.

Samples of the         . Waiver of charges rider
provisions for the       Waives certain charges if the person insured by the
extra optional           policy becomes totally disabled before age 60.
benefits are
available from us      . Accelerated living benefits rider
upon written             Gives the policy owner access to a portion of the
request.                 policy's death benefit if the person insured by the
                         policy has been diagnosed with a terminal illness resulting in a life expectancy of six months or less
                         (or longer than six months in some states).

                       . Disability benefit rider

                         Provides a monthly addition to the policy's accumulated value when the person insured by the policy has a qualifying disability, until he or she reaches age 65.

                       . Estate tax repeal rider

                         Gives the policy owner a conditional right to return the policy to us and receive its accumulated value less any outstanding loan amount, plus a refund of certain loads and charges.

                       We'll add any rider charges to the monthly charge we deduct from your policy's accumulated value.

                       Things to keep in mind

                       We offer other variable life insurance policies which provide insurance protection on the life of one person or the lives of two people. The loads and charges on these policies may be different. Combining a policy and a rider, however, may be more economical than adding another policy. It may also be more economical to provide an amount of insurance coverage through a policy alone. Many life insurance policies have some flexibility in structuring the face amount, the death benefit, and premium payments in targeting the cash values based on your particular needs.

                       Under certain circumstances, combining a policy with an Annual renewable term rider or Added protection benefit rider may result in a face amount equal to the face amount of a single policy.

                       Combining a policy with an Annual renewable term rider or Added protection benefit rider may lower costs and may improve accumulated value accrual for the same amount of death benefit. Adding a rider may affect the amount of premium you can pay on your policy and still have it qualify as life insurance.

                       Ultimately, individual needs and objectives vary, and they may change through time. It is important that you consider your goals and options carefully. You choose the proportion of your policy's face amount that is made up of policy, Annual renewable term rider and Added protection benefit rider. You should discuss your insurance needs and financial objectives with your registered representative before purchasing any life insurance product. Your registered representative can provide you with additional illustrations showing the effects of different proportions of policy and rider coverage to help you make your decision. You should also consider a periodic review of your coverage with your registered representative.

HOW PREMIUMS WORK

                       Your policy gives you the flexibility to choose the
                       amount and frequency of your premium payments within
                       certain limits. Each premium payment must be at least
                       $50.
The amount,
frequency, and
period of time over    We deduct a premium load from each premium payment, and
which you make         then allocate your net premium to the investment
premium payments       options you've chosen. Depending on the performance of
may affect whether     your investment options, and on how many withdrawals,
your policy will be    loans or other policy features you've taken advantage
classified as a        of, you may need to make additional premium payments to
modified endowment     keep your policy in force.
contract, or no
longer qualifies as    We usually require you to pay a minimum initial premium
life insurance for     equal to at least 25% of your policy's monthly
tax purposes. See      deductions plus premium load for the first year. Your
Variable life          monthly deduction is based in part upon the policy's
insurance and your     face amount and the age, smoking status, gender (unless
taxes for more         unisex cost of insurance rates apply), and underwriting
information.           class of the person insured by the policy.

                       If we do not receive your first premium payment within 20 days after we issue your policy, we can cancel the policy and refund any partial premium payment you've made. We may waive the 20 day requirement in some cases.

                      ---------------------------------------------------------
Planned periodic       You can schedule the amount and frequency of your
premium payments       premium payments. We refer to scheduled premium
                       payments as your planned periodic premium. Here's how
                       it works:
Even if you pay all
your premiums when     . On your application, you choose a fixed amount of at
they're scheduled,       least $50 for each premium payment.
your policy could
lapse if the           . You indicate whether you want to make premium
accumulated value,       payments annually, semi-annually, or quarterly. You
less any                 can also choose monthly payments using our monthly
outstanding loan         Uni-check plan, which is described below.
amount, is not
enough to pay your     . We send you a notice to remind you of your scheduled
monthly charges.         premium payment (except for monthly Uni-check
Turn to Your             payments, which are paid automatically). If you own
policy's                 more than one policy, we'll send one notice -- called
accumulated value        a listbill -- that reminds you of your payments for
for more                 all of your policies. You can choose to receive the
information.             listbill every month. While you do not have to make
                         the premium payments you've scheduled, not making a premium payment may have an impact on any financial objectives you may have set for your policy's accumulated value and death benefit, and could cause your policy to lapse.

                       . We'll treat any payment you make during the life of
                         your policy as a loan repayment, not as a premium payment, unless you tell us otherwise. When a payment, or any portion of it, exceeds your outstanding loan amount, we'll treat it as a premium payment. Some states may require us to consider your payments as premium payments if you have not given us instructions to do otherwise.

HOW PREMIUMS WORK

                       Monthly Uni-check plan
                       Once you've made your first premium payment, you can make monthly premium payments using our Uni-check plan. Here's how it works:

                       . you authorize us to withdraw a specified amount from
                         your checking account each month

                       . you can choose any day between the 4th and 28th of
                         the month

                       . if you do not specify a day for us to make the
                         withdrawal, we'll withdraw the premium payment on
                         your policy's monthly anniversary. If your policy's monthly anniversary falls on the 1st, 2nd or 3rd of the month, we'll withdraw the payment on the 4th of each month.
                      ---------------------------------------------------------
Deductions from        We deduct a premium load from each premium payment you
your premiums          make. The load is made up of two charges:

                       Sales load
Your net premium is    The maximum sales load assessed upon target premiums
your premium           received under a Policy are shown in the chart below.
payment less the
premium load.

                       -----------------------------------------------------
                                          Sales load under
                                          death benefit           Sales load
                                          Option A and cash       under
                       Target premiums    value accumulation test Option B
                       -----------------------------------------------------
                       1 through 3                  25%              30%
                       4 through 10                  4%               4%
                       11 and thereafter             2%               2%
                       -----------------------------------------------------

                       This charge helps pay for the cost of distributing our
Your target premium    policies and is guaranteed not to increase. If our
is a hypothetical      sales and distribution expenses are more than the sales
premium used to        load, we can recover these expenses from other charges,
measure sales load     such as the mortality and expense risk charge and the
under your policy.     surrender charge, and from any mortality gains. We
It varies with the     guarantee this charge will not increase.
death benefit
election, age at       We may reduce or waive the sales load on Policies sold
issue of the person    to the directors or employees of us and our affiliates
insured by the         or to trustees or any employees of the fund.
policy, and gender
(unless unisex         State and local tax charge
rates apply). The      We deduct 2.35% from each premium payment to pay state
target premium will    and local premium and other taxes. The actual taxes we
be equal to or less    pay vary from state to state, and in some instances,
than the guideline     among municipalities. We do not expect to profit from
annual premium.        this charge, and do not expect to change the rate
Your target premium    unless the rate we pay changes.
is shown in your
policy.

Your guideline
annual premium is
equal to the
premium payable
under your policy
for one year if you
were to pay level
annual premiums for
the life of the
policy. This
includes account
fees and charges
under the policy,
including charges,
if any, for
substandard risks
and optional
benefits, and also
assumes net
investment earnings
at an annual rate
of 5% or, if
greater, the rate
or rates guaranteed
in your policy when
it is issued.

                      ---------------------------------------------------------
Allocating your        We generally allocate your net premiums to the
premiums               investment options you've chosen on your application on
                       the day we receive them. We currently limit your
                       allocations to 20 investment options at one time.
Please turn to Your
investment
optionsfor more        When we allocate your first premium depends on the
information about      state where you signed your policy application. If you
the investment         signed your application in a state that requires us to
options.               return the premiums you've paid, we'll hold your net
                       premiums in the Money Market investment option until the free look transfer date, and then transfer them to the investment options you've chosen.

                       If you signed your application in a state that requires refunds to be based on accumulated value, we allocate net premiums to the investment options you've chosen on the day we receive them or your policy date, if later.

                      ---------------------------------------------------------
Limits on the          Federal tax law puts limits on the amount of premium
premium payments       payments you can make in relation to your policy's
you can make           death benefit. These limits apply in the following
                       situations:

Before you buy a      . If you've chosen the guideline premium test as your
policy, you can ask     death benefit qualification test and accepting the
us or your              premium means your policy will no longer qualify as
registered              life insurance for federal income tax purposes.
representative for
a personalized         The total amount you can pay in premiums and still have
illustration that      your policy qualify as life insurance is your policy's
will show you the      guideline premium limit. The sum of the premiums paid,
guideline single       less any withdrawals, at any time cannot exceed the
premium and            guideline premium limit, which is the greater of:
guideline level
annual premiums.       . the guideline single premium or
                       . the sum of the guideline level annual premiums.

                       Your policy's guideline single premium and guideline level annual premiums appear on your policy's specification pages.

                       We may refuse to accept all or part of a premium payment if, by accepting it, you will exceed your policy's guideline premium limit. If we find that you've exceeded your guideline premium limit, we may remove all or part of a premium you've paid from your policy as of the day we applied it, and return it to you. We'll adjust the death benefit retroactively to that date to reflect the reduction in premium payments.

You'll find a         . If applying the premium in that policy year means your
detailed discussion     policy will become a modified endowment contract.
of modified
endowment contracts    A life insurance policy will become a modified
in Variable life       endowment contract if the sum of premium payments made
insurance and your     during the first seven contract years, less a portion
taxes.                 of withdrawals, exceeds the seven-pay limit defined in
                       Section 7702A of the Internal Revenue Code.

                       Unless you've told us in writing that you want your policy to become a modified endowment contract, we'll remove all or part of the premium payment from your policy as of the day we applied it and return it to you. We'll also adjust the death benefit retroactively to that date to reflect the reduction in premium payments. If we receive such a premium within 20 days before your policy anniversary, we'll hold it and apply it to your policy on the anniversary date.

                       In both of these situations, if we remove an excess premium from your policy, we'll return the premium amount to you no later than 60 days after the end of that policy year. We may adjust the amount for interest or for changes in accumulated value that relate to the amount of the excess premium payment we're returning to you.

                       If we do not return the premium amount to you within that time, we'll increase your policy's death benefit retroactively, to the day we applied the premium, and prospectively so that it's always the amount necessary to ensure your policy qualifies as life insurance, or to prevent it from becoming a modified endowment contract. If we increase your death benefit, we'll adjust cost of insurance or rider charges retroactively and prospectively to reflect the increase.

Net amount at risk    . If applying the premium payment to your policy will
is the difference       increase the net amount at risk. This will happen if
between the death       your policy's death benefit is equal to the guideline
benefit that would      minimum death benefit or would be equal to it once we
be payable if the       applied your premium payment.
person insured by
the policy died and    We may choose to accept your premium payment in this
the accumulated        situation, but before we do so, we may require
value of your          satisfactory evidence of the insurability of the person
policy.                insured by the policy.

YOUR POLICY'S ACCUMULATED VALUE

Accumulated value      Accumulated value is the value of your policy on any
is used as the         business day.
basis for
determining policy     We use it to calculate how much money is available to
benefits and           you for loans and withdrawals, and how much you'll
charges.               receive if you surrender your policy. It also affects
                       the amount of the death benefit if you choose a death benefit option that's calculated using accumulated value.

                       The accumulated value of your policy is not guaranteed - it depends on the performance of the investment options you've chosen, the premium payments you've made, policy charges and how much you've borrowed or withdrawn from the policy.

                      ---------------------------------------------------------
Calculating your       Your policy's accumulated value is the total amount
policy's               allocated to the variable investment options and the
accumulated value      Fixed account, plus the amount in the loan account.

Please see Taking      We determine the value allocated to the variable
out a loan for         investment options on any business day by multiplying
information about      the number of accumulation units for each variable
loans and the loan     investment option credited to your policy on that day,
account.               by the variable investment option's unit value at the
                       end of that day. The process we use to calculate unit values for the variable investment options is described in Your investment options.

                      ---------------------------------------------------------
Monthly deductions     We deduct a monthly charge from your policy's
                       accumulated value in the investment options each
If there is not        monthly payment date.
enough accumulated
value to pay the       Unless you tell us otherwise, we deduct the monthly
monthly charge,        charge from the investment options that make up your
your policy could      policy's accumulated value, in proportion to the
lapse. The             accumulated value you have in each option. This charge
performance of the     is made up of three charges:
investment options
you choose, not        Cost of insurance
making planned         This charge is for providing you with life insurance
premium payments,      protection. Like other policy charges, we may profit
or taking out a        from the cost of insurance charge and may use these
loan all affect the    profits for any lawful purpose such as the payment of
accumulated value      distribution and administrative expenses and our
of your policy.        federal taxes.

You'll find a          There are maximum or guaranteed cost of insurance rates
discussion about       associated with your policy. These rates are shown in
when your policy       your policy's specification pages.
might lapse, and
what you can do to     The guaranteed rates include the insurance risks
reinstate it, later    associated with insuring one person. They are
in this section.       calculated using 1980 Commissioners Standard Ordinary
                       Mortality Tables or the 1980 Commissioners Ordinary
Unisex rates are       Mortality Table B, which are used for unisex cost of
used in the state      insurance rates. The rates are also based on the age,
of Montana. They       gender and risk class of the person insured by the
are also used when     policy unless unisex rates are required.
a policy is owned
by an employer in      Our current cost of insurance rates are based on the
connection with        age, risk class, smoking status and gender (unless
employment-related     unisex rates are required) of the person insured by the
or benefit             policy. These rates generally increase as the person's
programs.              age increases, and they vary with the number of years
                       the policy has been in force. Our current rates are lower than the guaranteed rates and they will not exceed the guaranteed rates in the future.

                      ---------------------------------------------------------
If you add an          How we calculate cost of insurance
annual renewable       We calculate cost of insurance by multiplying the
term rider or an       current cost of insurance rate by a discounted net
added protection       amount at risk at the beginning of each policy month.
benefit rider to
your policy, we        Net amount at risk for the cost of insurance
will include the       calculation is the difference between a discounted
face amount of the     death benefit that would be payable if the person
rider in this          insured by the policy died and the accumulated value of
calculation of cost    your policy at the beginning of the policy month before
of insurance.          the monthly charge is due.

                       First, we calculate the total net amount at risk for your policy in two steps:

                       . Step 1: we divide the death benefit that would be
                         payable at the beginning of the policy month by 1.004074.

                       . Step 2: we subtract your policy's accumulated value
                         at the beginning of the policy month from the amount we calculated in step 1.

                       If your accumulated value exceeds the initial face amount divided by 1.004074, the excess will then be applied to any increase in face amount in the order of the increases.

                       We then multiply the amount of each allocated net amount at risk by the cost of insurance rate for each coverage. The sum of these amounts is your cost of insurance charge.

                       Administrative charge
                       We deduct a charge of $25.00 a month during the first policy year. After the first policy year, the admistrative charge varies with the policy's initial face amount as follows:

                       . $8.00 a month for face amounts less than $100,000 . $5.00 a month for face amounts of $100,000 to
                         $500,000
                       . no charge for face amounts of $500,000 or more.

                       This charge helps to cover the costs of administering and maintaining our policies. We guarantee that this charge will never exceed $25.00 during the first 12 policy months and $10.00 per month thereafter.

                       Mortality and expense risk charge
                       Mortality risk is the chance that the people insured by policies we've issued do not live as long as expected. This means the cost of insurance charges specified in the policies may not be enough to pay out actual claims.

                       Expense risk is the chance that our actual administrative and operating expenses are more than expenses we expected.

                       The mortality and expense risk charge helps compensate us for these risks. It has two components, which are described in the following box. We guarantee this charge will not increase.

YOUR POLICY'S ACCUMULATED VALUE

                      ---------------------------------------------------------
                       How we calculate the mortality and expense risk charge
An example
For a policy with      . During the first 10 policy years, we deduct a monthly
accumulated value        charge of .0625% (.75% annually) of your accumulated
of $30,000 after         value less any outstanding loan amount.
deducting cost of
insurance and any      . During policy years 10 through 20, we deduct a
rider charges, and       monthly charge of .0208333% (.25% annually) of your
any outstanding          accumulated value less any outstanding loan amount.
loan amount, the
M&E risk charge is:    . After the 20th policy year, the charge is zero - in
                         other words, you no longer pay any mortality and
 . $18.75 during the      expense risk charge.
  first 10 policy
  years                For purposes of this charge, the accumulated value is
  ($30,000 X .0625%)   based upon its value on the monthly payment date after
                       deduction of the cost of insurance charge and any
 . $6.25 in policy      charges for riders.
  year 11 and
  thereafter           Charges for optional riders
  ($30,000 X           If you add any riders to your policy, we add any
  .020833%).           charges for them to your monthly charge.

                      ---------------------------------------------------------
Lapsing and            Your policy will lapse if there is not enough
reinstatement          accumulated value, after subtracting any outstanding
                       loan amount, to cover the monthly charge on the day we make the deduction. Your policy's accumulated value is affected by the following:

                       . loans or withdrawals you make from your policy

                       . not making planned premium payments

                       . the performance of your investment options

                       . charges under the policy.

                       There is no guarantee that your policy will not lapse even if you pay your planned periodic premium.

                       If there is not enough accumulated value to pay the total monthly charge, we deduct the amount that's available and send you, and anyone you've assigned your policy to, a notice telling you the minimum amount you have to pay to keep your policy in force. This minimum amount is equal to three times the monthly charge that was due on the monthly payment date when there was not enough accumulated value to pay the charge.

                       We'll give you a grace period of 61 days from when we send the notice to pay the required premium. Your policy will remain in force during the grace period.


                       If you do not make the minimum payment
                       If we do not receive your payment within the grace period, your policy will lapse with no value. This means we'll end your life insurance coverage. If your policy lapses during the first two years after we issue it, we will pay you any sales load refund to which you are entitled.


Remember to tell us    If you make the minimum payment
if your payment is     If we receive your payment within the grace period,
a premium payment.     we'll allocate your net premium to the investment
Otherwise, we'll       options you've chosen and deduct the monthly charge
treat it as a loan     from your investment options in proportion to the
repayment.             accumulated value you have in each option.

                       If your policy is in danger of lapsing and you have an outstanding loan amount, you may find that making the minimum payment would cause the total premiums paid to exceed the maximum amount for your policy's face amount under tax laws. In that situation, we will not accept the portion of your payment that would exceed the maximum amount. To stop your policy from lapsing, you'll have to repay a portion of your outstanding loan amount.

                       How to avoid future lapsing
                       To stop your policy from lapsing in the future, you may want to make larger or more frequent premium payments if tax laws permit it. Or if you have a loan, you may want to repay a portion of it.

                       Paying death benefit proceeds during the grace period If the person insured by the policy dies during the grace period, we'll pay death benefit proceeds to your beneficiary. We'll reduce the payment by any unpaid monthly charges and any outstanding loan amount.

                       Reinstating a lapsed policy
                       If your policy lapses, you have five years from the end of the grace period, but before the maturity date, to apply for a reinstatement. We'll reinstate it if you send us the following:

                       . a written application

                       . evidence satisfactory to us that the person insured
                         by the policy is still insurable

                       . a premium payment sufficient to keep your policy in
                         force for three months after the day your policy is reinstated and payment of any excess sales load refunded to you at the time the policy lapsed

                       . payment of all unpaid monthly charges that were due
                         in the grace period.

                       We'll reinstate your policy as of the first monthly payment date on or after the day we approve the reinstatement. When we reinstate your policy, its accumulated value will be the same as it was on the day your policy lapsed. We'll allocate it according to your most recent premium allocation instructions.

                       Reinstating a lapsed policy with an outstanding loan amount
                       If you had an outstanding loan amount when your policy lapsed, we will not pay or credit interest on it during the period between the lapsing and reinstatement of your policy. There are special rules that apply to reinstating a policy with an outstanding loan amount:

                       . If we reinstate your policy on the first monthly
                         payment date that immediately follows the lapse, we'll also reinstate the loan amount that was outstanding the day your policy lapsed.

                       . If we reinstate your policy on any monthly payment
                         date other than the monthly payment date that immediately follows the lapse, we'll deduct the outstanding loan amount from your policy's accumulated value. This means you will no longer have an outstanding loan amount when your policy is reinstated.

YOUR INVESTMENT OPTIONS

                       This section tells you about the investment options available under your policy and how they work.

You can change your    We put your premium payments in our general and
premium allocation     separate accounts. We own the assets in our accounts
instructions by        and allocate your premiums, less any charges, to the
writing or sending     investment options you've chosen. Amounts allocated to
a fax. If we have      the Fixed account are held in our general account.
your completed         Amounts allocated to the variable investment options
telephone and          are held in our separate account.
electronic
authorization form     You choose your initial investment options on your
on file, you can       application. If you choose more than one investment
call us at 1-800-      option, you must tell us the dollar amount or
800-7681 or submit     percentage you want to allocate to each option. You can
a request              change your premium allocation instructions at any
electronically         time.
through your
appointed agent. Or    The investment options you choose, and how they
you can ask your       perform, will affect your policy's accumulated value
registered             and may affect the death benefit. Please review the
representative to      investment options carefully and ask your registered
contact us.            representative to help you choose the right ones for
                       your goals and tolerance for risk. Make sure you
You'll find            understand any costs you may pay directly and
information about      indirectly on your investment options because they will
when we allocate       affect the value of your policy.
premium payments to
your investment
options in How
premiums work.

Your policy's
accumulated value
may be allocated to
up to 20 investment
options at any one
time.

                      ---------------------------------------------------------

Variable investment   You can choose from 31 variable investment options.
options               Each variable investment option is set up as a variable
                      account under our separate account and invests in a
Variable investment   corresponding portfolio of the Pacific Select Fund.
options are also      Each portfolio invests in different securities and has
known as variable     its own investment goals, strategies and risks. The
accounts. These       value of each portfolio will fluctuate with the value
variable accounts     of the investments it holds, and returns are not
are divisions of      guaranteed. Your policy's accumulated value will
our separate          fluctuate depending on the investment options you've
account. We bear      chosen. You bear the investment risk of any variable
the direct            investment options you choose.
operating expenses
of our separate       The following chart is a summary of the Pacific Select
account. For more     Fund portfolios. You'll find detailed descriptions of
information about     the portfolios in the Pacific Select Fund prospectus
how these accounts    that accompanies this prospectus. There's no guarantee
work, see About       that a portfolio will achieve its investment objective.
Pacific Life.         You should read the fund prospectus carefully before
                      investing.
We're the
investment adviser
for the Pacific
Select Fund. We
oversee the
management of all
the fund's
portfolios, and
manage two of the
portfolios
directly. We've
retained other
portfolio managers
to manage the other
portfolios.

PORTFOLIO                INVESTMENT GOAL           THE PORTFOLIO'S                        PORTFOLIO
                                                   MAIN INVESTMENTS                       MANAGER

Blue Chip                Long-term growth of       Equity securities of "blue chip"       A I M Capital
                         capital. Current income   companies--typically large companies   Management, Inc.
                         is of secondary           that are well established in their
                         importance.               respective industries.


Aggressive Growth        Long-term growth of       Equity securities of small- and        A I M Capital
                         capital.                  medium-sized growth companies.         Management, Inc.



Aggressive Equity        Capital appreciation.     Equity securities of small emerging-   Alliance Capital
                                                   growth companies and medium-sized      Management L.P.
                                                   companies.



Emerging Markets         Long-term growth of       Equity securities of companies that    Alliance Capital
                         capital.                  are located in countries generally     Management L.P.
                                                   regarded as "emerging market"
                                                   countries.



Diversified Research     Long-term growth of       Equity securities of U.S. companies    Capital Guardian
                         capital.                  and securities whose principal markets Trust Company
                                                   are in the U.S.



Small-Cap Equity         Long-term growth of       Equity securities of smaller and       Capital Guardian
                         capital.                  medium-sized companies.                Trust Company




International Large-Cap  Long-term growth of       Equity securities of non-U.S.          Capital Guardian
                         capital.                  companies and securities whose         Trust Company
                                                   principal markets are outside of the
                                                   U.S.


Equity                   Capital appreciation.     Equity securities of large U.S.        Goldman Sachs
                         Current income is of      growth-oriented companies.             Asset Management
                         secondary importance.



I-Net Tollkeeper         Long-term growth of       Equity securities of companies which   Goldman Sachs
                         capital.                  use, support, or relate directly or    Asset Management
                                                   indirectly to use of the Internet.
                                                   Such companies include those in the
                                                   media, telecommunications, and
                                                   technology sectors.

Financial Services       Long-term growth of       Equity securities in the financial     INVESCO
                         capital.                  services sector. Such companies        Funds Group, Inc.
                                                   include banks, insurance companies,
                                                   brokerage firms and other finance-
                                                   related firms.


Health Sciences          Long-term growth of       Equity securities in the health        INVESCO
                         capital.                  sciences sector. Such companies        Funds Group, Inc.
                                                   include medical equipment or supplies,
                                                   pharmaceuticals, health care
                                                   facilities and other health sciences-
                                                   related firms.

Technology               Long-term growth of       Equity securities in the technology    INVESCO
                         capital.                  sector. Such companies include         Funds Group, Inc.
                                                   biotechnology, communications,
                                                   computers, electronics, Internet
                                                   telecommunications, networking,
                                                   robotics, video and other technology-
                                                   related firms.

Telecommunications       Long-term growth of       Equity securities in the               INVESCO
                         capital. Current income   telecommunications sector. Such as     Funds Group, Inc.
                         is of secondary           companies that offer telephone
                         importance.               service, wireless communications,
                                                   satellite communications, television
                                                   and movie programming, broadcasting
                                                   and Internet access.

Multi-Strategy           High total return.        A mix of equity and fixed income       J.P. Morgan
                                                   securities.                            Investment
                                                                                          Management Inc.



Equity Income            Long-term growth of       Equity securities of large and medium- J.P. Morgan
                         capital and income.       sized dividend-paying U.S. companies.  Investment
                                                                                          Management Inc.



Strategic Value          Long-term growth of       Equity securities with the potential   Janus Capital
                         capital.                  for long-term growth of capital.       Corporation

YOUR INVESTMENT OPTIONS

PORTFOLIO               INVESTMENT GOAL           THE PORTFOLIO'S                        PORTFOLIO
                                                  MAIN INVESTMENTS                       MANAGER

Growth LT               Long-term growth of       Equity securities of a large number of Janus Capital
                        capital consistent with   companies of any size.                 Corporation
                        the preservation of
                        capital.


Focused 30              Long-term growth of       Equity securities selected for their   Janus Capital
                        capital.                  growth potential.                      Corporation



Mid-Cap Value           Capital appreciation.     Equity securities of medium-sized U.S. Lazard Asset
                                                  companies believed to be undervalued.  Management



International Value     Long-term capital         Equity securities of companies of any  Lazard Asset
                        appreciation primarily    size located in developed countries    Management
                        through investment in     outside of the U.S.
                        equity securities of
                        corporations domiciled in
                        countries other than the
                        U.S.

Capital Opportunities   Long-term growth of       Equity securities with the potential   MFS Investment
                        capital.                  for long-term growth of capital.       Management



Mid-Cap Growth          Long-term growth of       Equity securities of medium-sized      MFS Investment
                        capital.                  companies believed to have above-      Management
                                                  average growth potential.



Global Growth           Long-term growth of       Equity securities of any size located  MFS Investment
                        capital.                  within and outside of the U.S.         Management



Equity Index            Investment results that   Equity securities of companies that    Mercury Advisors
                        correspond to the total   are included in the Standard & Poor's
                        return of common stocks   500 Composite Stock Price Index.
                        publicly traded in the
                        U.S.

Small-Cap Index         Investment results that   Equity securities of companies that    Mercury Advisors
                        correspond to the total   are included in the Russell 2000 Small
                        return of an index of     Stock Index.
                        small capitalization
                        companies.


REIT                    Current income and long-  Equity securities of U.S. and non-U.S. Morgan Stanley
                        term capital              companies principally engaged in the   Asset Management
                        appreciation.             U.S. real estate industry.



Inflation Managed       Maximize total return     Inflation-indexed bonds of varying     Pacific
 (formerly called       consistent with prudent   maturities issued by the U.S. and non  Investment
 Government Securities) investment management.    U.S. governments, their agencies and   Management
                                                  government sponsored enterprises, and  Company
                                                  corporations, forward contracts and
                                                  derivative instruments relating to
                                                  such securities.

Managed Bond            Maximize total return     Medium and high-quality fixed income   Pacific
                        consistent with prudent   securities with varying terms to       Investment
                        investment management.    maturity.                              Management
                                                                                         Company


Money Market            Current income consistent Highest quality money market           Pacific Life
                        with preservation of      instruments believed to have limited
                        capital.                  credit risk.



High Yield Bond         High level of current     Fixed income securities with lower and Pacific Life
                        income.                   medium-quality credit ratings and
                                                  intermediate to long terms to
                                                  maturity.



Large-Cap Value         Long-term growth of       Equity securities of large U.S.        Salomon Brothers
                        capital. Current income   companies.                             Asset Management
                        is of secondary                                                  Inc
                        importance.

An example             Calculating unit values
You ask us to          When you choose a variable investment option, we credit
allocate $6,000 to     your policy with accumulation units. The number of
the Government         units we credit equals the amount we've allocated
Securities             divided by the unit value of the variable account.
investment option      Similarly, the number of accumulation units in your
on a business day.     policy will be reduced when you make a transfer,
At the end of that     withdrawal or loan from a variable investment option,
day, the unit value    and when your monthly charges are deducted.
of the variable
account is $15.        The value of an accumulation unit is the basis for all
We'll credit your      financial transactions relating to the variable
policy with 400        investment options. We calculate the unit value for
units ($6,000          each variable account once every business day, usually
divided by $15).       at or about 4:00 p.m. Eastern time.

The value of an        Generally, for any transaction, we'll use the next unit
accumulation unit      value calculated after we receive your written request.
is not the same as     If we receive your written request before 4:00 p.m.
the value of a         Eastern time, we'll use the unit value calculated as of
share in the           the end of that business day. If we receive your
underlying             request on or after 4:00 p.m. Eastern time, we'll use
portfolio.             the unit value calculated as of the end of the next
                       business day.
For information
about timing of        If a scheduled transaction falls on a day that is not a
transactions, see      business day, we'll process it as of the end of the
Pacific Select         next business day. For your monthly charge, we'll use
Choice basics.         the unit value calculated on your monthly payment date.
                       If your monthly payment date does not fall on a business day, we'll use the unit value calculated as of the end of the next business day.

                       The unit value calculation is based on the following:
                       . the investment performance of the underlying
                         portfolio
                       . any dividends or distributions paid by the underlying
                         portfolio
                       . any charges for any taxes that are, or may become,
                         associated with the operation of the variable account.

                       The unit value of a variable account will change with the value of its corresponding Pacific Select Fund portfolio. Changes in the unit value of a variable account will not change the number of accumulation units credited to your policy.


                       A look at performance
                       Performance information may appear in advertisements, sales literature, or reports to policy owners or prospective buyers.

                       Information about the performance of any variable account of the separate account reflects only the performance of a hypothetical policy. The calculations are based on allocating the hypothetical policy's accumulated value to the variable account during a particular time period.

                       Performance information is no guarantee of how a variable account will perform in the future. You should keep in mind the investment objectives and policies, characteristics and quality of the portfolio of the fund in which the variable account invests, and the market conditions during the period of time that's shown.

                       We may show performance information in any way that's allowed under the law that applies to it. This may include presenting a change in accumulated value due to the performance of one or more variable accounts, or as a change in a policy owner's death benefit.

YOUR INVESTMENT OPTIONS


                       We may show performance as a change in accumulated value over time or in terms of the average annual compounded rate of return on accumulated value. This would be based on allocating premium payments for a hypothetical policy to a particular variable account over certain periods of time, including one year, or from the day the variable account started operating. If a portfolio has existed for longer than its corresponding variable account, we may also show the hypothetical returns that the variable account would have achieved had it invested in the portfolio from the day the portfolio started operating.

                       Performance may reflect the deduction of all policy charges including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The different death benefit options will result in different expenses for the cost of insurance, and the varying expenses will result in different accumulated values.

                       Performance may also reflect the deduction of the surrender charge, if it applies, by assuming the hypothetical policy is surrendered at the end of the particular period. At the same time, we may give other performance figures that do not assume the policy is surrendered and do not reflect any deduction of the surrender charge.

                       In our advertisements, sales literature and reports to policy owners, we may compare performance information for a variable account to:

                       . other variable life separate accounts, mutual funds,
                         or investment products tracked by research firms, ratings services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria

                       . the Consumer Price Index, to assess the real rate of
                         return from buying a policy by taking inflation into consideration.

                       Reports and promotional literature may also contain our rating or a rating of our claims-paying ability. These ratings are set by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

You'll find more       Fees and expenses paid by the Pacific Select Fund
about Pacific          The Pacific Select Fund pays advisory fees and other
Select Fund fees       expenses. These are deducted from the assets of the
and expenses in An     fund's portfolios and may vary from year to year. They
overview of Pacific    are not fixed and are not part of the terms of your
Select Choice.         policy. If you choose a variable investment option,
                       these fees and expenses affect you indirectly because they reduce portfolio returns. The fund is governed by its own Board of Trustees.

                      ---------------------------------------------------------
Fixed account          You can also choose a fixed option: the Fixed account.
                       The Fixed account provides a guaranteed minimum annual
The fixed account      rate of interest. The amounts allocated to the Fixed
is not a security,     account are held in our general account.
so it does not fall
under any              Here are some things you need to know about the Fixed
securities act. For    account:
this reason, the
SEC has not            . Accumulated value allocated to the Fixed account
reviewed the             earns interest on a daily basis, using a 365-day
disclosure in this       year. Our minimum annual interest rate is 4%.
prospectus about
this option.           . We may offer a higher annual interest rate on the
However, other           Fixed account. If we do, we'll guarantee the higher
federal securities       rate for one year.
laws may apply to
the accuracy and       . There are no investment risks.
completeness of the
disclosure about       . There are limitations on when and how much you can
this option.             transfer from the Fixed account. These limitations
                         are described below, in Transferring among investment
For more                 options.
information about
the general
account, see About
Pacific Life.

                      ---------------------------------------------------------
Transferring among
investment options     You can transfer among your investment options any time
                       during the life of your policy without triggering any
If your state          current income tax. You can make transfers by writing
requires us to         to us, by making a telephone or electronic transfer, or
refund your            by signing up for one of our automatic transfer
premiums when you      programs. You'll find more information about making
exercise your right    telephone and electronic transfers in Pacific Select
to cancel, you can     Choice basics.
make transfers and
use transfer
programs only after    Transfers will normally be effective as of the end of
the free look          the business day we receive your written, telephone or
transfer date. For     electronic request.
more information,
please see Pacific     Here are some things you need to know about making
Select Choice          transfers:
basics.
                       . Your policy's accumulated value may be invested in up
If you live in           to 20 investment options at one time.
Connecticut,
Georgia, Maryland,     . If you're making transfers between variable
North Carolina,          investment options, there is no minimum amount
North Dakota, or         required and you can make as many transfers as you
Pennsylvania, you        like.
can make transfers
to the Fixed           . You can make transfers from the variable investment
account any time         options to the Fixed account only in the policy month
during the first 18      right before each policy anniversary.
months of your
policy.                . You can only make one transfer from the Fixed account
                         in any 12-month period.

                       . You can only transfer up to the greater of $5,000 or
                         25% of your policy's accumulated value in the Fixed account in any 12-month period.

                       . Currently, there is no charge for making a transfer
                         but we may charge you in the future.

                       . There is no minimum required value for the investment
                         option you're transferring to or from.

                       . You cannot make a transfer if your policy is in the
                         grace period and is in danger of lapsing.

                       . We can restrict or suspend transfers.

                       . We may choose to impose limits on transfer amounts,
                         the value of the investment options you're transferring to or from, or the number and frequency of transfers you can make.

YOUR INVESTMENT OPTIONS


                      ---------------------------------------------------------
Transfer programs      We offer two programs that allow you to make automatic
                       transfers of accumulated value from one investment option to another. Under the dollar cost averaging and portfolio rebalancing programs, you can transfer among the variable investment options.

Since the value of     Dollar cost averaging program
accumulation units     Our dollar cost averaging program allows you to make
can change, more       scheduled transfers of $50 or more between variable
units are credited     investment options without paying a transfer fee. It
for a scheduled        does not allow you to make transfers to or from the
transfer when unit     Fixed account. Here's how the program works:
values are lower,
and fewer units        . You can set up this program at any time while your
when unit values         policy is in force.
are higher. This
allows you to          . You need to complete a request form to enroll in the
average the cost of      program. You may enroll by telephone or
investments over         electronically if you have a completed telephone and
time. Investing          electronic authorization form on file.
this way does not      . You must have at least $5,000 in a variable
guarantee profits        investment option to start the program.
or prevent losses.     . We'll automatically transfer accumulated value from
                         one variable investment option to one or more of the
                         other variable investment options you've selected.
                       . We'll process transfers as of the end of the business
                         day on your policy's monthly, quarterly, semi-annual
                         or annual anniversary, depending on the interval you've chosen. We will not make the first transfer until after the free look transfer date in states that require us to return your premiums if you exercise your right to cancel your policy.
                       . We will not charge you for the dollar cost averaging
                         program or for transfers made under this program, even if we decide to charge you in the future for transfers outside of the program, except if we have to by law.
                       . We have the right to discontinue, modify or suspend
                         the program at any time.
                       . We'll keep making transfers at the intervals you've
                         chosen until one of the following happens:
                          . the total amount you've asked us to transfer has
                            been transferred
                          . there is no more accumulated value in the
                            investment option you're transferring from
                          . your policy enters the grace period and is in
                            danger of lapsing
                          . you tell us in writing to cancel the program
                          . we discontinue the program.

Because the            Portfolio rebalancing program
portfolio              As the value of the underlying portfolios changes, the
rebalancing program    value of the allocations to the variable investment
matches your           options will also change. The portfolio rebalancing
original percentage    program automatically transfers your policy's
allocations, we may    accumulated value among the variable investment options
transfer money from    according to your original percentage allocations.
an investment
option with            Here's how the program works:
relatively higher
returns to one with    . You can set up this program at any time while your
relatively lower         policy is in force.
returns.
                       . You enroll in the program by sending us a written
                         signed request or a completed automatic rebalancing form. You may enroll by telephone or electronically if you have a completed telephone and electronic authorization form on file.
                       . Your first rebalancing will take place on the monthly
                         payment date you choose. You choose whether we should make transfers quarterly, semi-annually or annually, based on your policy date.
                       . If you cancel this program, you must wait 30 days to
                         begin it again.
                       . You cannot use this program if you're already using
                         the dollar cost averaging program.
                       . We do not currently charge for the portfolio
                         rebalancing program or for transfers made under this program.
                       . We can discontinue, suspend or change the program at
                         any time.

WITHDRAWALS, SURRENDERS AND LOANS

Making a               You can take out all or part of your policy's
withdrawal, taking     accumulated value while your policy is in force by
out a loan or          making withdrawals or surrendering your policy. You can
surrendering your      take out a loan from us using your policy as security.
policy can change      You can also use your policy's loan and withdrawal
your policy's tax      features to supplement your income, for example, during
status, generate       retirement.
taxable income, or
make your policy
more susceptible to
lapsing. Be sure to
plan carefully
before using these
policy benefits.

If you withdraw a
larger amount than
you've paid into
your policy, your
withdrawal may be
considered taxable
income.

For more
information, see
Variable life
insurance and your
taxes.

                      ---------------------------------------------------------
Making withdrawals     You can withdraw part of your policy's net cash
                       surrender value starting on your policy's first
You can choose to      anniversary. Here's how it works:
receive your           . You must send us a written request that's signed by
withdrawal in a          all owners.
lump sum or use it     . Each withdrawal must be at least $500, and the net
to buy an income         cash surrender value of your policy after the
benefit. Please see      withdrawal must be at least $500.
the discussion
about income           . If your policy has an outstanding loan amount, the
benefits in General      maximum withdrawal you can take is the amount, if
information about        any, by which the cash surrender value just before
your policy.             the withdrawal exceeds the outstanding loan amount
                         divided by 90%.

We will not accept     . We'll charge you a $25 fee for each withdrawal you
your request to          make. We guarantee this charge will not increase.
make a withdrawal
if it will cause       . If you do not tell us from which investment options
your policy to           to take the withdrawal, we'll deduct the withdrawal
become a modified        and the withdrawal fee from all of your investment
endowment contract,      options in proportion to the accumulated value you
unless you've told       have in each option.
us in writing that
you want your          . The accumulated value, cash surrender value and net
policy to become a       cash surrender value of your policy will be reduced
modified endowment       by the amount of each withdrawal.
contract.
                       . If the person insured under the policy dies after
                         you've sent a withdrawal request to us, but before we've made the withdrawal, we'll deduct the amount of the withdrawal from any death benefit proceeds owing.

                       Systematic withdrawals

                       You can make systematic withdrawals after the first policy year. Here's how they work:
                       . You send us a request on our Preauthorized Scheduled
                         Withdrawal Request Form. On the form you tell us how much you want to withdraw and how frequently.
                       . Each systematic withdrawal must be for at least $100. . We'll charge you $25 for the first systematic withdrawal you take. The withdrawal fee is currently waived on each systematic withdrawal after the first. We reserve the right to reinstate this charge.
                       . If you do not tell us which investment options to
                         take the systematic withdrawal from, we'll deduct the systematic withdrawal and the withdrawal charge from all of your investment options in proportion to the accumulated value you have in each option.
                       . Systematic withdrawals may be scheduled for payment
                         monthly, quarterly, semi-annually or annually.
                       . You may elect the day of the month that you want us
                         to make the withdrawal, as long as it is not later than the 28th of a month.
                       . Each systematic withdrawal will be effective at the
                         end of the business day on which it is scheduled.

WITHDRAWALS, SURRENDERS AND LOANS

                       . You may stop or modify your systematic withdrawals by
                         notifying us in writing with at least 30 days advance notice. The request must include the written consent of any assignee or irrevocable beneficiary, if applicable.
                       . If a systematic withdrawal would cause the net cash
                         surrender value to fall below $500, we will reduce the amount of the withdrawal to the amount available and systematic withdrawals will automatically terminate. We will notify you of the termination.
                       . We may, at any time, change the minimum amount for
                         systematic withdrawals, impose or increase remaining minimum balances, and limit the number or frequency of requests for modifying systematic withdrawals.

                       How withdrawals affect your policy's death benefit Making a withdrawal will affect your policy's death benefit in the following ways:

                       . if your policy's death benefit does not equal the
                         guideline minimum death benefit, the death benefit will decrease by the amount of your withdrawal.
                       . if your policy's death benefit equals the guideline
                         minimum death benefit, the death benefit may decrease by more than the amount of your withdrawal.

                       How withdrawals affect your policy's face amount
                       If you've chosen guideline premium test death benefit Option B, making a withdrawal does not reduce your policy's face amount. However, the death benefit will be reduced by the amount of the partial withdrawal if the death benefit is greater than the guideline minimum death benefit.

                       If you've chosen the cash value accumulation test or death benefit Option A, a withdrawal will reduce your face amount by the lesser of:

                       . the amount of the partial withdrawal, or . if the death benefit is greater than the face amount, the amount, if any, by which the face amount exceeds the death benefit immediately before the withdrawal, minus the amount of the partial withdrawal.

                       We may limit the amount of a withdrawal so that the withdrawal will not cause your face amount to be less than $50,000.

                      ---------------------------------------------------------
Taking out a loan
                       You can borrow money from us any time while your policy
The amount in the      is in force either by sending us a request in writing,
loan account, plus     over the telephone or electronically. You'll find more
any interest you       information about requesting a loan by telephone or
owe, is referred to    electronically in Pacific Select Choice basics.
throughout this
prospectus as your     When you borrow money from us, we use your policy's
outstanding loan       accumulated value as security. You pay interest on the
amount. Your policy    amount you borrow. The accumulated value set aside to
refers to this         secure your loan also earns interest. Here's how it
amount as policy       works:
debt.
                       . To secure the loan, we transfer an amount equal to
                         the amount you're borrowing from your accumulated
Taking out a loan        value in the investment options to the loan account.
will affect the          We'll transfer this amount from your investment
growth of your           options in proportion to the accumulated value you
policy's                 have in each option, unless you tell us otherwise.
accumulated value,
and may affect the
death benefit.
                       . Interest owing on the amount you've borrowed accrues
                         daily at an annual rate of 4.75% for the first 10 policy years and 4.25% thereafter. Interest that has accrued during the policy year is due on your policy anniversary. If you do not pay the interest when it's due, we'll add it to the amount of your loan and begin accruing interest on it from the day it was due. We'll also transfer an amount equal to the interest that was due, from your policy's accumulated value to the loan account. We'll transfer this amount from your investment options in proportion to the accumulated value you have in each option, unless you tell us otherwise.

                       . The amount in the loan account earns interest daily
                         at an annual rate of 4.0%. On your policy anniversary, we transfer the interest that's been credited to the loan account proportionately to your investment options according to your most recent allocation instructions.

                       How much you can borrow
An example             The minimum amount you can borrow is $500, unless there
For a policy in        are other restrictions in your state. You can borrow up
policy year 5 with:    to the larger of the following amounts:
 . accumulated value
  of $100,000          . 90% of the accumulated value in the investment
 . an outstanding         options, less any surrender charges that would apply
  loan amount of         if you surrendered your policy on the day you took
  $60,000                out the loan.
 . a most recent
  monthly charge of    . the result of a X (b / c) - d, where:
  $225
                         a = the accumulated value of your policy less any
The maximum amount           surrender charges that would have applied if you
you can borrow is            surrendered your policy on the day you took out
the greater of:              the loan, and less 12 times the most recent
                             monthly charge
$25,500 ((90% X
($100,000 -              b = 1.04
$5,000)) -$60,000)
                         c = 1.0475
or
                         d = any outstanding loan amount.
$31,639.14
(a X (b / c)) - d,     Paying off your loan
where:                 You can pay off all or part of the loan any time while
a = $92,300            your policy is in force. Unless you tell us otherwise,
    ($100,000 -        we'll generally transfer any loan payments you make
    $5,000 - ($12 X    proportionately to your investment options according to
    $225))             your most recent allocation instructions. We may,
b = 1.04               however, first transfer any loan payments you make to
c = 1.0475             the fixed options, up to the amount originally
d = $60,000            transferred from the fixed options to the loan account.
                       We'll then transfer any excess amount to your variable
In Connecticut, the    investment options according to your most recent
minimum amount of a    allocation instructions.
loan is $200.
                       While you have an outstanding loan, we'll treat any
In Oregon, the         money you send us as a loan payment unless you tell us
minimum amount of a    otherwise in writing.
loan is $250.

Your outstanding       What happens if you do not pay off your loan
loan amount could      If you do not pay off your loan, we'll deduct the
result in taxable      amount in the loan account, including any interest you
income if you          owe, from one of the following:
surrender your
policy, if your        . the death benefit proceeds before we pay them to your
policy lapses or         beneficiary
matures, or if your
policy is a            . the cash surrender value if you surrender your policy
modified endowment
contract. You          . the accumulated value if your policy matures
should talk to your
tax advisor before     . the amount we refund if you exercise your right to
taking out a loan        cancel.
under your policy.
See Taking out a       Taking out a loan, whether or not you repay it, will
loan in Variable       have a permanent effect on the value of your policy.
life insurance and     For example, while your policy's accumulated value is
your taxes.            held in the loan account, it will miss out on the
                       potential earnings available through the variable investment options. The amount of interest you earn on the loan account may be less than the amount of interest you would have earned from the fixed options.
                       These could lower your policy's accumulated value, which could reduce the amount of the death benefit.

                       When a loan is outstanding, the amount in the loan account is not available to help pay for any policy charges. If, after deducting your outstanding loan amount, there is not enough accumulated value in your policy to cover the policy charges, your policy could lapse. You may need to make additional premium payments or loan repayments to prevent your policy from lapsing.

WITHDRAWALS, SURRENDERS AND LOANS

                      ---------------------------------------------------------
Ways to use your       You can use your policy's loan and withdrawal features
policy's loan and      to supplement your income, for example, during
withdrawal features    retirement.

If you're              Using your policy to supplement your income does not
interested in using    change your rights or our obligations under the policy.
your life insurance    The terms for loans and withdrawals described in this
policy to              prospectus remain the same.
supplement your
retirement income,     Here are some things you should consider when setting
please contact us      up an income stream:
for more
information.           . the rate of return you expect to earn on your
                         investment options
We can provide you     . how long you would like to receive regular income
with illustrations     . the amount of accumulated value you want to maintain
that give you            in your policy.
examples of how
this could affect
the accumulated        Understanding the risks
value, net cash        Setting up an income stream may not be suitable for all
surrender value and    policy owners. It's important to understand the risks
death benefit of       that are involved in using your policy's loan and
your policy based      withdrawal features.
on different
hypothetical gross     You must always leave enough accumulated value in your
rates of return. We    policy to help ensure your policy will continue to
will not use a         qualify as life insurance and will not lapse. Your
higher rate than       policy will lapse if there is not enough accumulated
12%, and will          value, after subtracting any outstanding loan amount,
always compare it      to cover the monthly charge on the day we make the
with a rate of 0%      deduction and the grace period expires. If your policy
based on guaranteed    lapses, we'll end your life insurance coverage.
insurance costs.
                       There are also charges associated with reinstating a
The hypothetical       lapsed policy.
rates of return are
illustrative of        You should consult with your financial adviser and
past or future         carefully consider how much you can withdraw and borrow
results. Policy        from your policy each year to set up your income
values and benefits    stream.
would be different
from those shown in    Remember that the performance of your investment
the illustrations      options also affects your policy's accumulated value.
if:                    Poor performance can increase the danger of your policy
                       lapsing. And as the cost of insurance generally
 . the gross annual     increases with the age of the person insured by the
  rates of return      policy, this can also reduce the accumulated value.
  are different
  from the             In addition, you should carefully review the policy
  hypothetical         statements we send you. Your statements will allow you
  rates                to monitor your policy's accumulated value, less your
                       outstanding loan amount, to ensure your policy can
You can also ask       continue to support the income stream you have chosen.
for accompanying
charts and graphs      If your policy lapses or matures, or you surrender your
that compare           policy after you have taken out a loan, you could face
results from           significant income tax liability in the year of the
various retirement     lapse or surrender. Any outstanding loan amount will
strategies.            automatically be repaid when your policy lapses or
                       matures, or you surrender your policy. You could be
 . premiums were not    taxed to the extent that the net surrender value plus
  paid as              the outstanding loan amount repaid exceeds the cost
  illustrated          basis of your policy.

 . loan interest was    Interest on a loan is due to us on each policy
  paid when due.       anniversary. If we do not receive the interest when
                       due, we'll add it to the outstanding loan amount and
You can ask your       begin accruing interest on it from the day it was due.
registered             This has a compounding effect and can add to your
representative for     income tax liability.
illustrations
showing how policy     If the person insured by the policy dies, we'll deduct
charges may affect     any outstanding loan amount from the death benefit.
existing               This means the death benefit proceeds will be less than
accumulated value      the death benefit and may be less than the face amount.
and how future
withdrawals and
loans may affect
the accumulated
value and death
benefit.

Tax issues are
described in detail
in Variable
insurance and your
taxes.

                      ---------------------------------------------------------
Surrendering your      You can surrender or cash in your policy at any time
policy                 while the person insured by the policy is still living.
                       Your policy's cash surrender value is its accumulated
You can choose to      value less any surrender charge that applies. The net
receive your money     cash surrender value equals your policy's cash
in a lump sum or       surrender value after deducting any outstanding loan
use it to buy an       amount.
income benefit.
Please see the         Here are some things you need to know about
discussion about       surrendering your policy:
income benefits in
General                . You must send us your policy and a written request.
information about
your policy.           . We'll send you the policy's net cash surrender value.
                         If you surrender your policy during the first two
If you increase          policy years, a portion of the sales load paid under
your policy's face       the policy may be refunded to you.
amount, we'll send
you a supplemental     . Underwriting surrender charge - This charge is based
schedule of              upon the age of the insured and the face amount on
benefits that            the day the policy is issued. It does not increase as
shows the                the insured gets older or with changes in the face
surrender charge         amount. The charge is equal to a specified amount
associated with          that varies with the age of the insured for each
the increase.            $1,000 of the policy's initial face amount as shown
                         below:
An example
For a policy                   Age of insured at
surrendered in the             issuance of policy         Charge per $1,000
second policy year             ------------------         -----------------
that has:                            0-30                       $2.50
 . $5,000 of                         31-40                        3.50
  premiums paid                     41-50                        4.50
                                    51-60                        5.50
 . a guideline                       61-80                        6.50
  annual premium of
  $3,000               The amount of the charge remains level for five policy
                       years. After the fifth policy anniversary, the charge
 . a target premium     decreases by 1.666% per month. At the end of the 120th
  of $2,500            policy month, this charge becomes zero - in other
                       words, you will no longer be charged a sales surrender
 . death benefit        charge if your policy is surrendered.
  Option B under
  the guideline        The underwriting surrender charge is designed to cover
  annual premium       our administrative expenses associated with
  test                 underwriting and issuing a policy. This includes the
                       costs of processing applications, conducting medical
The maximum sales      examinations, determining insurability and the
load is $1,100,        insured's underwriting class, and establishing policy
which is the sum       records. We guarantee this charge will not increase and
of:                    do not expect to profit from this charge.
 . $900 ($3,000 X
  30%), and            . Sales load refund

 . $200 ($2,000 X       The sales load refund will be paid only for premiums
  10%)                 paid in the first two policy years. We will refund the
                       excess of the sales load charged over the sum of:
A sales load of
$1,500 was deducted    . 30% of the premiums paid during the first two policy
from premiums when       years up to one guideline annual premium, plus
received.
($5,000 X 30%)         . 10% of the premiums paid during the first two policy
                         years that exceed one guideline annual premium, but
Therefore, a refund      no more than two guideline annual premiums, plus
of $400 will be
payable to the         . 9% of actual premium payments paid during the first
policy owner.            two policy years that exceed two times the guideline
($1,500 - $1,100 =       annual premium.
$400)
                      ---------------------------------------------------------

Benefits at            If the insured is living on your maturity date, we will
maturity               pay you an endowment benefit equal to your accumulated
                       value, less any outstanding loan amount.

                       Payment of your endowment benefit will usually be made within 7 days of your policy anniversary. Payments may be postponed in certain circumstances. See Timing of payments, forms and requests.

GENERAL INFORMATION ABOUT YOUR POLICY

                       This section tells you some additional things you should know about your policy.

                      ---------------------------------------------------------
Income benefit         If you surrender or make a withdrawal from your policy,
                       or your policy matures, you can use the money to buy an income benefit that provides a monthly income. Your policy's beneficiary can use death benefit proceeds to buy an income benefit. In addition to the income benefit described below, you can choose from other income benefits we may make available from time to time.

                       The following is one income benefit available under the Pacific Select Choice policy:

                       . The income benefit is based on the life of the person
                         receiving the income. If the policy owner is buying the income benefit, monthly income will be based on the owner's life. If the policy's beneficiary buys the income benefit, monthly income will be based on the beneficiary's life.
                       . We'll pay a monthly income for at least 10 years
                         regardless of whether the person receiving the income is still alive.
                       . After 10 years, we'll only pay the monthly income for
                         as long as the person receiving it is still alive.
                       . The minimum monthly income benefit calculated must be
                         at least $25.
                         For this income benefit, the amount you receive will always be at least as much as the amount guaranteed by your policy.

                      ---------------------------------------------------------
Paying the death       If the person insured by the policy, whether sane or
benefit in the case    insane, commits suicide within two years of the policy
of suicide             date, death benefit proceeds will be the total of all
                       premiums you've paid, less any outstanding loan amount and any withdrawals you've made.

                       If you've substituted the person insured by the policy and that person, whether sane or insane, commits suicide within two years of the day the substitution was made, we'll calculate death benefit proceeds differently. Proceeds will be limited to the net cash surrender value of your policy as of the day the substitution was made, less any increase in any outstanding loan amount, any withdrawals you've made, and any dividends we've paid in cash, since the day the substitution was made.

                      ---------------------------------------------------------
Replacement of life    The term replacement has a special meaning in the life
insurance or           insurance industry. Before you make a decision to buy,
annuities              we want you to understand what impact a replacement may
                       have on your existing insurance policy.

                       A replacement occurs when you buy a new life insurance policy or annuity contract, and a policy or contract you already own has been or will be:

                       . lapsed, forfeited, surrendered or partially
                         surrendered, assigned to the replacing insurer, or otherwise terminated
                       . converted to reduced paid-up insurance, continued as
                         extended term insurance, or otherwise reduced in value by the use of nonforfeiture benefits or other policy values
                       . amended to effect either a reduction in benefits or
                         in the term for which coverage would otherwise remain in force or for which benefits would be paid
                       . reissued with any reduction in cash value, or . pledged as collateral or subject to borrowing, whether in a single loan or under a schedule of borrowing over a period of time.

                       There are circumstances when replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. You should carefully compare the costs and benefits of your existing policy or contract with those of the new policy or contract to determine whether replacement is in your best interest.

                      ---------------------------------------------------------
Errors on your         If the age or gender of the person insured by your
application            policy is stated incorrectly on your application, the
                       death benefit under your policy will be the greater of
If unisex cost of      the following:
insurance rates
apply to your          . the amount of death benefit that would be purchased
policy, we will not      by the most recent cost of insurance charge for the
adjust the face          correct age and gender or
amount if we           . the guideline minimum death benefit for the correct
discover that            age and gender.
gender has been
stated incorrectly     We'll adjust the accumulated value by recalculating all
on your                previous cost of insurance charges and other monthly
application.           deductions based on the correct age and gender.



                      ---------------------------------------------------------
Contesting the         We have the right to contest the validity of your
validity               policy for two years from the policy date. Once your
of your policy         policy has been in force for two years from the policy
                       date during the lifetime of the person insured by the policy, we generally lose the right to contest its validity.

                       We also have the right to contest the validity of a policy that you reinstate for two years from the day that it was reinstated. Once your reinstated policy has been in force for two years from the reinstatement date during the lifetime of the person insured by the policy, we generally lose the right to contest its validity. During this period, we may contest your policy only if there is a material misrepresentation on your application for reinstatement.

                       We have the right to contest the validity of an increase in the face amount of a policy for two years from the day the increase becomes effective. Once the increased face amount has been in force for two years during the lifetime of the person insured by the policy, we generally lose the right to contest its validity.

                       We also have the right to contest the validity of a policy if there has been a substitution to the person insured by the policy. We can contest a policy's validity for two years from the day the substitution becomes effective. Once the substitution has been in force for two years during the lifetime of the person insured by the policy, we generally lose the right to contest its validity.

                       Regardless of the above, we can contest the validity of your policy for failure to pay premiums at any time. The policy will terminate upon successful contest with respect to the person insured by the policy.

                      ---------------------------------------------------------
Assigning your         You can assign your policy as collateral to secure a
policy as              loan, mortgage, or other kind of debt. Here's how it
collateral             works:

Assigning a policy     . An assignment does not change the ownership of the
that's a modified        policy.
endowment contract     . After the policy has been assigned, your rights and
may generate             the rights of your beneficiary will be subject to the
taxable income and       assignment. The entire policy, including any income
a 10% penalty tax.       benefit, rider, benefit and endorsement, will also be
                         subject to the assignment.
                       . We're not responsible for the validity of any
                         assignment.

GENERAL INFORMATION ABOUT YOUR POLICY

                       . We must receive and record a copy of the original
                         assignment in a form that's acceptable to us before we'll consider it binding.
                       . Unless otherwise provided, the person or organization
                         you assign your policy to may exercise the rights under the policy, except the right to change the policy owner or the beneficiary or the right to choose a monthly income benefit.

                      ---------------------------------------------------------
Participating          This policy will share in our surplus earnings.
                       However, the current dividend scale is zero and we do not anticipate that dividends will be paid. Any dividends that do become payable will be paid in cash.

VARIABLE LIFE INSURANCE AND YOUR TAXES

                       This discussion about taxes is based on our
                       understanding of the present federal income tax laws as
                       they are currently interpreted by the Internal Revenue
                       Service (IRS). It's based on the Internal Revenue Code
                       (the tax code) and does not cover any state or local
The tax                tax laws.
consequences of
owning a policy or
receiving proceeds     This is not a complete discussion of all federal income
from it may vary by    tax questions that may arise under the policy. There
jurisdiction and       are special rules that we do not include here that may
according to the       apply in certain situations.
circumstances of
each owner or
beneficiary.           We do not know whether the current treatment of life
                       insurance policies under current federal income tax or
Speak to a             estate or gift tax laws will continue. We also do not
qualified tax          know whether the current interpretations of the laws by
adviser for            the IRS or the courts will remain the same. Future
complete               legislation may adversely change the tax treatment of
information about      life insurance policies, other tax consequences
federal, state and     described in this discussion or tax consequences that
local taxes that       relate directly or indirectly to life insurance
may apply to you.      policies.

                       Several bills recently have been introduced in Congress that would significantly change or repeal the current federal estate tax system. Also the Bush Administration's Fiscal Year 2002 Tax Relief Proposal contains a proposal to completely repeal the federal estate tax by the year 2009. If you are considering the purchase of the policy to help pay federal estate taxes at death, consult with your tax advisor.

                       We do not make any guarantees about the tax status of your policy, and you should not consider the discussion that follows to be tax advice.

                      ---------------------------------------------------------
Tax treatment of       Definition of life insurance
life insurance         We believe that the policy qualifies as life insurance.
policies               That means it will receive the same tax advantages as a
                       conventional fixed life insurance policy. The two main
In order to qualify    tax advantages are:
as a life insurance
contract for           . In general, your policy's beneficiary will not be
federal income tax       subject to federal income tax when he or she receives
purposes, the            the death benefit proceeds. This is true regardless
policy must meet         of whether the beneficiary is an individual,
the statutory            corporation, or other entity.
definition of life     . You'll generally not be taxed on your policy's
insurance.               accumulated value unless you receive a cash
                         distribution when the policy matures, or by making a
Death benefits may       withdrawal, surrendering your policy, or in some
be excluded from         instances, taking a loan from your policy.
income under
Section 101(a) of      The tax laws defining life insurance, however, do not
the tax code.          cover all policy features. Your policy may have
                       features that could prevent it from qualifying as life insurance. For example, the tax laws have yet to address many issues concerning the treatment of substandard risk policies and policies with term insurance on the person insured by the policy. We can make changes to your policy if we believe the changes are needed to ensure that your policy continues to qualify as a life insurance contract.

                       The tax code and tax regulations impose limitations on unreasonable mortality and expense charges for purposes of determining whether a policy qualifies as life insurance for federal tax purposes. For life insurance policies entered into on or after October 21, 1988, these calculations must be based upon reasonable mortality charges and other charges reasonably expected to be actually paid.

VARIABLE LIFE INSURANCE AND YOUR TAXES

                       The Treasury Department has issued proposed regulations about reasonable standards for mortality charges. While we believe that our mortality costs and other expenses used in calculating whether the policy qualifies as life insurance are reasonable under current laws, we cannot be sure that the IRS agrees with us. We can change our mortality charges if we believe the changes are needed to ensure that your policy qualifies as a life insurance contract.


                       Diversification rules and ownership of the separate
Section 817(h) of      account
the tax code           Your policy will not qualify for the tax benefit of a
describes the          life insurance contract unless the separate account
diversification        follows certain rules requiring diversification of
rules.                 investments underlying the policy. In addition, the IRS
                       requires that the policyholder does not have control
For more               over the underlying assets.
information about
diversification
rules, please see      The Treasury Department has announced that the
Managing the           diversification rules "do not provide guidance
Pacific Select Fund    concerning the circumstances in which it will treat an
in the accompanying    investor, rather than the insurance company, as the
Pacific Select Fund    owner of the assets in a separate account." The IRS
prospectus.            treats a variable policy owner as the owner of separate
                       account assets if he or she has the ability to exercise investment control over them. Owners of the assets are taxed on any income or gains the assets generate.
                       Although the Treasury Department announced several years ago that it would provide further guidance on the issue, it had not done so when we wrote this prospectus.

                       The ownership rights under your policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and policy values than was the case in those rulings, it is possible the IRS would treat you as the owner of your policy's proportionate share of the assets of the separate account.

                       We do not know what will be in future Treasury Department regulations or other guidance. We cannot guarantee that the fund's portfolios will be able to operate as currently described in the prospectus, or that the fund will not have to change any portfolio's investment objective or policies. We can modify your policy if we believe it will prevent you from being considered the owner of your policy's proportionate share of the assets of the separate account.


Policy exchanges       Policy exchanges
fall under Section     If you exchange your policy for another one that
1035(a) of the tax     insures the same person, it generally will be treated
code.                  as a tax-free exchange and, if so, will not result in
                       the recognition of gain or loss. If the person insured by the policy is changed, the exchange will be treated as a taxable exchange.


                       Change of ownership
                       You may have taxable income if you transfer ownership of your policy, sell your policy, or change the ownership of it in any way.


                       Corporate owners
There are special      There are special tax issues for corporate owners:
rules for
corporate-owned        . using your policy to fund deferred compensation
policies. You            arrangements for employees has special tax
should consult your      consequences
tax adviser.
                       . corporate ownership of a policy may affect your
Section 59A of the       liability under the alternative minimum tax and the
tax code deals with      environmental tax.
the environmental
tax.

                      ---------------------------------------------------------
Conventional life      The tax treatment of your policy will depend upon
insurance policies     whether it is a type of contract known as a modified
                       endowment contract. We describe modified endowment
Under Section 7702A    contracts later in this section. If your policy is not
of the tax code,       a modified endowment contract, it will be treated as a
policies that are      conventional life insurance policy and will have the
not classified as      following tax treatment:
modified endowment
contracts are taxed    Surrendering your policy or policy maturity
as conventional        When you surrender, or cash in, your policy, or your
life insurance         policy matures, you'll generally be taxed on the
policies.              difference, if any, between the cash surrender value
                       and the cost basis in your policy.
The cost basis in
your policy is         Making a withdrawal
generally the          If you make a withdrawal after your policy has been in
premiums you've        force for 15 years, you'll only be taxed on the amount
paid plus any          you withdraw that exceeds the cost basis in the policy.
taxable
distributions less     Special rules apply if you make a withdrawal within the
any withdrawals or     first 15 policy years and it's accompanied by a
premiums previously    reduction in benefits. In this case, there is a special
recovered that were    formula under which you may be taxed on all or a
not taxable.           portion of the withdrawal amount.

                       Taking out a loan
                       If you take out a loan, you will not pay tax on the loan amount unless your policy is surrendered, lapses or matures and you have not repaid your outstanding loan amount. The interest you pay, or that's accrued, on a loan is generally nondeductible. Ask your tax adviser for more information.

                       Loans and corporate-owned policies
                       If you borrow money to buy or carry certain life insurance policies, tax law provisions may limit the deduction of interest payable on loan proceeds. If the taxpayer is an entity that's a direct or indirect beneficiary of certain life insurance, endowment or annuity contracts, a portion of the entity's deductions for loan interest may be disallowed, even though this interest may relate to debt that's completely unrelated to the contract. There may be a limited exception that applies to contracts issued on 20% owners, officers, directors or employees of the entity. For more information about this exception, you should consult your tax adviser.

                      ---------------------------------------------------------
Modified endowment     A modified endowment contract is a special type of life
contracts              insurance policy. If your policy is a modified
                       endowment contract, it will have the tax treatment
Section 7702A of       described below. Any distributions you receive during
the tax code           the life of the policy are treated differently than
defines a class of     under conventional life insurance policies.
life insurance         Withdrawals, loans, pledges, assignments and the
policies known as      surrender or maturity of your policy are all considered
modified endowment     distributions and may be subject to tax on an income-
contracts. Like        first basis and a 10% penalty.
other life
insurance policies,    When a policy becomes a modified endowment contract
the death benefit      A life insurance policy becomes a modified endowment
proceeds paid to       contract if, at any time during the first seven policy
your beneficiary       years, the sum of actual premiums paid exceeds the
generally are not      seven-pay limit. The seven-pay limit is the cumulative
subject to federal     total of the level annual premiums (or seven-pay
income tax and your    premiums) required to pay for the policy's future death
policy's               and endowment benefits.
accumulated value
grows on a tax-
deferred basis
until you receive a
cash distribution.

If there is a
material change to
your policy, like a
change in the death
benefit, we may
have to retest your
policy and restart
the seven-pay
premium period to
determine whether
the change has
caused the policy
to become a
modified endowment
contract.

VARIABLE LIFE INSURANCE AND YOUR TAXES

                       For example, if the seven-pay premiums were $1,000 a year, the maximum premiums you could pay during the first seven years to avoid modified endowment treatment would be $1,000 in the first year, $2,000 through the first two years and $3,000 through the first three years, etc. Under this test, a Pacific Select Exec policy may or may not be a modified endowment contract, depending on the amount of premiums paid during the policy's first seven contract years or after a material change has been made to the policy.

                       Surrendering your policy or policy maturity
                       If you surrender your policy, or your policy matures, you're taxed on the amount by which the cash surrender value exceeds the cost basis in the policy.

                       Making a withdrawal or taking out a loan
                       If you make a withdrawal or take out a loan from a modified endowment contract, you're taxed on the amount of the withdrawal or loan that's considered income, including all previously non-taxed gains. Income is the difference between the cash surrender value and the cost basis in your policy. It's unclear whether interest paid, or accrued, on a loan is considered interest for federal income tax purposes. If you borrow money to buy or carry certain life insurance policies, tax law provisions may limit the deduction of interest payable on loan proceeds. You should consult your tax adviser.

                       All modified endowment contracts we or our affiliates issue to you in a calendar year are treated as a single contract when we calculate whether a distribution amount is subject to tax.

                       10% penalty tax
                       If any amount you receive from a modified endowment contract is taxable, you may also have to pay a penalty tax equal to 10% of the taxable amount.

                       A taxpayer will not have to pay the penalty tax if any of the following exceptions apply:

                       . you're at least 59 1/2 years old
                       . you're receiving an amount because you've become
                         disabled
                       . you're receiving an amount that's part of a series of
                         substantially equal periodic payments, paid out at least annually. These payments may be made for your life or life expectancy or for the joint lives or joint life expectancies of you and your beneficiaries.

                       Distributions before a policy becomes a modified endowment contract
                       If your policy fails the seven-pay test and becomes a modified endowment contract, any amount you receive or are deemed to have received during the two years before it became a modified endowment contract may be taxable. The distribution would be treated as having been made in anticipation of the policy's failing to meet the seven-pay test under Treasury Department regulations which are yet to be prescribed.

                      ---------------------------------------------------------
                       Accelerated living benefits rider
Policy riders          Amounts received under this rider should be generally
                       excluded from taxable income under Section 101(g) of
Please see the         the tax code.
discussion of
optional riders in     Benefits under the rider will be taxed, however, if
The death benefit.     they are paid to someone other than a person insured by
                       the policy, and the person insured by the policy:
Please consult with
your tax adviser if    . is a director, officer or employee of the person
you want to              receiving the benefit, or
exercise your          . has a financial interest in a business of the person
rights under this        receiving the benefit.
rider.
                       In some cases, there may be a question as to whether a life insurance policy that has an accelerated living benefit rider can meet technical aspects of the definition of "life insurance contract" under the tax code. We may reserve the right (but are not obligated) to modify the rider to conform under tax code requirements.

ABOUT PACIFIC LIFE

                       Pacific Life Insurance Company is a life insurance company based in California. Along with our subsidiaries and affiliates, our operations include life insurance, annuity, pension and institutional products, group employee benefits, broker-dealer operations, and investment advisory services. At the end of 2000, we had over $124.6 billion of individual life insurance in force and total admitted assets of approximately $51.7 billion. We are ranked the 14th largest life insurance carrier in the U.S. in terms of 2000 admitted assets.

                       The Pacific Life family of companies has total assets and funds under management of $335.9 billion. We are authorized to conduct our life and annuity business in the District of Columbia and in all states except
                       New York. Our principal office is at 700 Newport Center Drive, Newport Beach, California 92660.

                      ---------------------------------------------------------
How we're organized    Pacific Life was established on January 2, 1868 under
                       the name, Pacific Mutual Life Insurance Company of
                       California. It was reincorporated as Pacific Mutual
                       Life Insurance Company on July 22, 1936. On September
                       1, 1997, Pacific Life converted from a mutual life insurance company to a stock life insurance company.
                       Pacific Life is a subsidiary of Pacific LifeCorp, a holding company, which in turn is a subsidiary of Pacific Mutual Holding Company, a mutual holding company.

                       Under their charters, Pacific Mutual Holding Company must always hold at least 51% of the outstanding voting stock of Pacific LifeCorp. Pacific LifeCorp must always own 100% of the voting stock of Pacific Life. Owners of Pacific Life's annuity contracts and life insurance policies have certain membership interests in Pacific Mutual Holding Company. They have the right to vote on the election of the Board of Directors of the mutual holding company and on other matters. They also have certain rights if the mutual holding company is liquidated or dissolved.

                      ---------------------------------------------------------
How policies are
distributed            Pacific Select Distributors, Inc. (PSD), our
                       subsidiary, is the distributor of our policies. PSD is located at 700 Newport Center Drive, Newport Beach,
                       California 92660.

                       PSD is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers (NASD). We pay PSD for its services as our distributor.

                       The policies are sold by registered representatives of broker-dealers who have signed agreements with us and PSD. Registered representatives must be licensed to sell variable life insurance under the state insurance and securities regulations that apply. Broker-dealers must be registered with the SEC.

                       How we pay broker-dealers
                       We pay broker-dealers commission for promoting, marketing and selling our policies. Broker-dealers pay a portion of the commission to their registered representatives, under their own arrangements.

ABOUT PACIFIC LIFE

                       Commissions are based on the target premiums we determine. The commission we pay will vary with the agreement, but the most common schedule of commissions we pay is:

                       . 55% of first target premium paid
                       . 10% of second and third target premiums paid
                       . 4% of premiums paid on the fourth through tenth
                         target premiums
                       . 2% of premiums paid thereafter.

                       There is a 40% bonus on the third target premium paid, which is first payable at the beginning of the third policy year.

                       We may pay broker-dealers an annual renewal commission of up to 0.20% of a policy's accumulated value less any outstanding loan amount. We calculate the renewal amount monthly and it becomes payable starting on the fifth or tenth policy anniversary depending upon the circumstances.

                       We may also pay override payments, expense and marketing allowances, bonuses, wholesaler fees and training allowances.

                       Registered representatives who meet certain sales levels can qualify for sales incentives programs we sponsor. We may also pay them non-cash compensation like expense-paid trips, expense-paid educational seminars, and merchandise. They can choose to receive their compensation on a deferred basis.

                      ---------------------------------------------------------
How our accounts       We own the assets in our general account and our
work                   separate account. We allocate your net premiums to
                       these accounts according to the investment options you've chosen.

                       General account
We can provide you     Our general account includes all of our assets, except
with reports of our    for those held in our separate accounts. We guarantee
ratings as an          you an interest rate for up to one year on any amount
insurance company      allocated to the Fixed account. The rate is reset
and our ability to     annually. The Fixed account is part of our general
pay claims with        account, which we may invest as we wish, according to
respect to our         any laws that apply. We'll credit the guaranteed rate
general account        even if the investments we make earn less. Our ability
assets.                to pay these guarantees is backed by our strength as a
                       company.

                       The Fixed account is not a security, so it does not fall under any securities act. For this reason, the SEC has not reviewed the disclosure in this prospectus about the Fixed account. However, other federal securities laws may apply to the accuracy and completeness of the disclosure about the Fixed account.

                       Separate account
You'll find the        Amounts allocated to the variable investment options
audited financial      are held in our separate account. The assets in this
statements for the     account are kept separate from the assets in our
Pacific Select Exec    general account and our other separate accounts, and
separate account       are protected from our general creditors.
later in this
section of the         The separate account was established on May 12, 1988
prospectus.            under California law under the authority of our Board
                       of Directors. It's registered with the SEC as a type of
This section of the    investment company called a unit investment trust. The
prospectus also        SEC does not oversee the administration or investment
includes the           practices or policies of the account.
audited
consolidated           The separate account is divided into variable accounts.
financial              Each variable account invests in shares of a designated
statements for         portfolio of the Pacific Select Fund. We may add
Pacific Life, which    variable accounts that invest in other portfolios of
we include to show     the fund or in other securities.
our strength as a
company and our
ability to meet our
obligations under
the policies.

                       We're the legal owner of the assets in the separate account, and pay its operating expenses. The separate account is operated only for our variable life insurance policies. We must keep enough money in the account to pay anticipated obligations under the insurance policies funded by the account, but we can transfer any amount that's more than these anticipated obligations to our general account. Some of the money in the separate account may include charges we collect from the account and any investment results on those charges.

The separate           We cannot charge the assets in the separate account
account is not the     attributable to our reserves and other liabilities
only investor in       under the policies funded by the account with any
the Pacific Select     liabilities from our other business.
Fund. Investment in
the fund by other      Similarly, the income, gains or losses, realized or
separate accounts      unrealized, of the assets of any variable account
for variable           belong to that variable account and are credited to or
annuity contracts      charged against the assets held in that variable
and variable life      account without regard to our other income, gains or
insurance contracts    losses.
could cause
conflicts. For more    Making changes to the separate account
information, please    We can add, change or remove any securities that the
see the Statement      separate account or any variable account holds or buys,
of Additional          as long as we comply with the laws that apply.
Information for the
Pacific Select         We can substitute shares of one Pacific Select Fund
Fund.                  portfolio with shares of another portfolio or fund if:

                       . any portfolio is no longer available for investment
                       . our management believes that a portfolio is no longer
                         appropriate in view of the purposes of the policy.

                       We'll give you any required notice or receive any required approval from policy owners or the SEC before we substitute any shares. We'll comply with the filing or other procedures established by insurance regulators as required by law.

                       We can add new variable accounts, which may include additional subaccounts of the separate account, to serve as investment options under the policies. These may be managed separate accounts or they may invest in a new portfolio of the fund, or in shares of another investment company or one of its portfolios, or in a suitable investment vehicle with a specified investment objective.

                       We can add new variable accounts when we believe that it's warranted by marketing needs or investment conditions. We'll decide on what basis we'll make new accounts available to existing policy owners.

                       We can also eliminate any of our variable accounts if we believe marketing, tax or investment conditions warrant it. We can terminate and liquidate any variable account.

                       If we make any changes to variable accounts or substitution of securities, we can make appropriate changes to this policy or any of our other policies, by appropriate endorsement, to reflect the change or substitution.

ABOUT PACIFIC LIFE

                       If we believe it's in the best interests of people holding voting rights under the policies and we meet any required regulatory approvals we can do the following:

                       . operate the separate account as a management
                         investment company, unit investment trust, or any other form permitted under securities or other laws
                       . register or deregister the separate account under
                         securities law
                       . combine the separate account with one of our other
                         separate accounts or our affiliates' separate accounts
                       . combine one or more variable accounts
                       . create a committee, board or other group to manage
                         the separate account
                       . change the classification of any variable account.

                       Taxes we pay
                       We may be charged for state and local taxes. Currently, we pay these taxes because they are small amounts with respect to the policy. If these taxes increase significantly, we may deduct them from the separate account.

                       We may charge the separate account for any federal, state and local taxes that apply to the separate account or to our operations. This could happen if our tax status or the tax treatment of variable life insurance changes.

                      ---------------------------------------------------------
Voting rights          We're the legal owner of the shares of the Pacific
                       Select Fund that are held by the variable accounts. We may vote on any matter at shareholder meetings of the fund. However, we are required by law to vote as you instruct on the shares relating to your allocation in a variable investment option. This is called your voting interest.

                       Your voting interest is calculated as of a day set by the Board of Trustees of the fund called the record date. Your voting interest equals the accumulated value in a variable investment option divided by the net asset value of a share of the corresponding portfolio. Fractional shares are included. If allowed by law, we may change how we calculate your voting interest.

                       We'll send you documents from the fund called proxy materials. They include information about the items you'll be voting on and forms for you to give us your instructions. We'll vote shares held in the separate account for which we do not receive voting instructions in the same proportion as all other shares in the portfolio held by that separate account for which we've received timely instructions. If we do not receive any voting instructions for the shares in a separate account, we will vote the shares in the same proportion as the total votes for all of our separate accounts for which we've received timely instructions.

                       We'll vote shares of any portfolio we hold in our general account in the same proportion as the total votes for all of our separate accounts, including this separate account. We'll vote shares of any portfolio held by any of our non-insurance affiliates in the same proportion as the total votes for all of our separate accounts and those of our insurance affiliates.

                       If the law changes to allow it, we can vote as we wish on shares of the portfolios held in the separate account.

                       When required by state insurance regulatory authorities, we may disregard voting instructions that:

                       . would change a portfolio's investment objective or
                         subclassification
                       . would approve or disapprove an investment advisory
                         contract.

                       We may disregard voting instructions on a change initiated by policy owners that would change a portfolio's investment policy, investment adviser or portfolio manager if:

                       . our disapproval is reasonable
                       . we determine in good faith that the change would be
                         against state law or otherwise be inappropriate, considering the portfolio's objectives and purpose, and considering what effect the change would have on us.

                       If we disregard any voting instructions, we'll include a summary of the action we took and our reasons for it in the next report to policy owners.

                      ---------------------------------------------------------
Illustrations          We will provide you with illustrations based on
                       different sets of assumptions upon your request. You
If you ask us,         can request such illustrations at any time.
we'll provide you      Illustrations may help you understand how your policy
with different         values would vary over time based on different
kinds of               assumptions. We have filed examples of such an
illustrations.         illustration as an exhibit to the registration
                       statement that relates to the policy on file with the
 . Illustrations        SEC.
  based on
  information you
  give us about the
  age of the person
  to be insured by
  the policy, their
  risk class, the
  face amount, the
  death benefit and
  premium payments.

 . Illustrations
  that show the
  allocation of
  premium payments
  to specified
  variable
  accounts. These
  will reflect the
  expenses of the
  portfolio of the
  Fund in which the
  variable account
  invests.

 . Illustrations
  that use a
  hypothetical
  gross rate of
  return that's
  greater than 12%.
  These are
  available only to
  certain large
  institutional
  investors.

                      ---------------------------------------------------------
State regulation       We're subject to the laws of the state of California
                       governing insurance companies and to regulations issued by the Commissioner of Insurance of California. In addition, we're subject to the insurance laws and regulations of the other states and jurisdictions in which we're licensed or may become licensed to operate.

                       An annual statement in a prescribed form must be filed with the Commissioner of Insurance of California and with regulatory authorities of other states on or before March 1st in each year. This statement covers our operations for the preceding year and our financial condition as of December 31st of that year. Our affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of our operations at periodic intervals.

                      ---------------------------------------------------------
Legal proceedings      The separate account is not involved in any legal
and legal matters      proceedings that would have a material effect on policy
                       owners.

                       Legal matters concerning the issue and sale of the life insurance policies described in this prospectus, our organization and authority to issue the policies under California law, and the validity of the forms of the policies under California law, have been passed upon by our general counsel. Legal matters relating to federal securities laws and federal income tax laws have been passed upon by Dechert.

ABOUT PACIFIC LIFE


                      ---------------------------------------------------------
Registration           We've filed a registration statement with the SEC for
statement              Pacific Select Choice, under the Securities Act of
                       1933. The SEC's rules allow us to omit some of the information required by the registration statement from this prospectus. You can ask for it from the SEC's office in Washington, D. C. They may charge you a fee.

                      ---------------------------------------------------------
Management             The following is a list of our directors and certain
                       officers, along with some information about their business activities over the past five years. They do not receive any compensation from the separate account for services they provide to it nor do we pay any separately allocable compensation for these services.

                       The business address of each of these people is c/o Pacific Life Insurance Company, 700 Newport Center Drive, Newport Beach, California 92660.

  NAME AND POSITION    PRINCIPAL OCCUPATION DURING THE LAST FIVE YEARS

  Thomas C. Sutton     Director, Chairman of the Board and Chief Executive Officer of Pacific Life;
  Director, Chairman   Director, Chairman of the Board and Chief Executive Officer of Pacific LifeCorp,
  of the Board and     August 1997 to present; Director, Chairman of the Board and Chief Executive Officer
  Chief Executive      of Pacific Mutual Holding Company, August 1997 to present; Trustee and Chairman of
  Officer              the Board and Former President of Pacific Select Fund; Director and Chairman of the
                       Board of Pacific Life & Annuity Company (formerly known as PM Group Life Insurance
                       Company); former Management Board Member of PIMCO Advisors L.P. Former Equity Board
                       Member of PIMCO Advisors L.P.; Former Director of Pacific Corinthian Life Insurance
                       Company; Director of Newhall Land & Farming; The Irvine Company; Edison
                       International; and similar positions with other affiliated companies of Pacific
                       Life.

  Glenn S. Schafer     Director and President of Pacific Life; Director and President of Pacific LifeCorp,
  Director and         August 1997 to present; Director and President of Pacific Mutual Holding Company,
  President            August 1997 to present; President (since February 1999) and Former Trustee of
                       Pacific Select Fund; former Management Board Member of PIMCO Advisors L.P. Former
                       Equity Board Member of PIMCO Advisors L.P.; Former Director of Pacific Corinthian
                       Life Insurance Company; Director of Pacific Life & Annuity Company; and similar positions with other affiliated companies of Pacific Life.

  Khanh T. Tran        Director (since August 1997), Executive Vice President (since April 2001) and Chief
  Director, Executive  Financial Officer of Pacific Life, June 1996 to present; Senior Vice President of
  Vice President and   Pacific Life, June 1996 to April 2001; Vice President and Treasurer of Pacific Life,
  Chief Financial      November 1991 to June 1996; Senior Vice President and Chief Financial Officer of
  Officer              Pacific LifeCorp, August 1997 to present; Senior Vice President and Chief Financial
                       Officer of Pacific Mutual Holding Company, August 1997 to present; Chief Financial
                       Officer to other affiliated companies of Pacific Life.

  David R. Carmichael  Director (since August 1997), Senior Vice President and General Counsel of Pacific
  Director, Senior     Life; Senior Vice President and General Counsel of Pacific LifeCorp, August 1997 to
  Vice President and   present; Senior Vice President and General Counsel of Pacific Mutual Holding
  General Counsel      Company, August 1997 to present; Director, Senior Vice President (since July 1998)
                       and General Counsel (since July 1998) of Pacific Life & Annuity Company; Director of
                       Association of California Life and Health Insurance Companies; and former Director of Association of Life Insurance Counsel.

  Audrey L. Milfs      Director (since August 1997), Vice President and Corporate Secretary of Pacific
  Director, Vice       Life; Vice President and Corporate Secretary of Pacific LifeCorp, August 1997 to
  President and        present; Vice President and Secretary of Pacific Mutual Holding Company, August 1997
  Corporate Secretary  to present; Secretary of Pacific Select Fund; similar positions with other affiliated companies of Pacific Life.

  Lynn C. Miller       Executive Vice President, Individual Insurance, of Pacific Life; Executive Vice
  Executive Vice       President of Pacific Life & Annuity Company, July 1998 to present.
  President

  Edward R. Byrd       Vice President and Controller of Pacific Life; Vice President and Controller of
  Vice President and   Pacific LifeCorp, August 1997 to present; Vice President and Controller of Pacific
  Controller           Mutual Holding Company, August 1997 to present; and similar positions with other affiliated companies of Pacific Life.

  Brian D. Klemens     Vice President and Treasurer of Pacific Life, December 1998 to present; Assistant
  Vice President and   Vice President, Accounting and Assistant Controller of Pacific Life, April 1994 to
  Treasurer            December 1998; Vice President and Treasurer of Pacific LifeCorp, June 1999 to
                       present; Vice President and Treasurer of Pacific Mutual Holding Company, June 1999
                       to present; Vice President and Treasurer of other affiliated companies of Pacific
                       Life.

                      ---------------------------------------------------------
Financial
statements             The next several pages contain the statement of net
                       assets of the Pacific Select Exec Separate Account as of December 31, 2000 and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended.

                       These are followed by the consolidated financial statements for Pacific Life as of December 31, 2000 and 1999 and for each of the three years ended December 31, 2000, which are included in this prospectus so you can assess our ability to meet our obligations under the policies.

                      ---------------------------------------------------------
Experts
                       The consolidated financial statements of Pacific Life as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the statement of net assets of Pacific Select Exec Separate Account as of December 31, 2000 and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended included in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                          INDEPENDENT AUDITORS' REPORT
The Board of Directors
Pacific Life Insurance Company:

 We have audited the accompanying statement of assets and liabilities of Pacific Select Exec Separate Account (the "Separate Account") (comprised of the Aggressive Equity, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, Equity, I-Net Tollkeeper, Multi-Strategy, Equity Income, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, Equity Index, Small-Cap Index, REIT, International Value, Government Securities, Managed Bond, Money Market, High Yield Bond, Large-Cap Value, Variable Account I, Variable Account II, Variable Account III, and Variable Account IV Variable Accounts) as of December 31, 2000 and the related statement of operations for the year then ended (as to the Diversified Research, International Large-Cap, I-Net Tollkeeper, Strategic Value and Focused 30 Variable Accounts, for each of the periods from commencement of operations through December 31, 2000) and statement of changes in net assets for each of the two years in the period then ended (as to the Mid-Cap Value, Small-Cap Index, REIT and Large-Cap Value Variable Accounts, for the year ended December 31, 2000 and for each of the periods from commencement of operations through December 31, 1999, and as to the Diversified Research, International Large-Cap, I-Net Tollkeeper, Strategic Value, and Focused 30 Variable Accounts, for each of the periods from commencement of operations through December 31, 2000). These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account as of December 31, 2000 and the results of their operations and the changes in their net assets for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 6, 2001

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
(In thousands)

                              Aggressive Emerging Diversified  Small-Cap  International            I-Net     Multi-   Equity
                                Equity   Markets   Research     Equity      Large-Cap    Equity  Tollkeeper Strategy  Income
                               Variable  Variable  Variable    Variable     Variable    Variable  Variable  Variable Variable
                               Account   Account    Account   Account (1)    Account    Account   Account   Account  Account
                             ------------------------------------------------------------------------------------------------
ASSETS
Investments:
 Aggressive Equity
 Portfolio..............       $35,882
 Emerging Markets
 Portfolio..............                 $21,137
 Diversified Research
 Portfolio..............                            $5,939
 Small-Cap Equity
 Portfolio (1) .........                                       $239,998
 International Large-Cap
 Portfolio..............                                                     $20,321
 Equity Portfolio.......                                                                $64,261
 I-Net Tollkeeper
 Portfolio..............                                                                           $5,428
 Multi-Strategy
 Portfolio..............                                                                                    $157,104
 Equity Income
 Portfolio..............                                                                                             $222,967

Receivables:
 Due from Pacific Life
 Insurance Company......            39        15                                            172        24         47
 Fund shares redeemed...                               291           19          253                                       37
                             ------------------------------------------------------------------------------------------------
Total Assets............        35,921    21,152     6,230      240,017       20,574     64,433     5,452    157,151  223,004
                             ------------------------------------------------------------------------------------------------

LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......                               291           19          258                                       37
 Fund shares purchased..            39        15                                            172        32         47
                             ------------------------------------------------------------------------------------------------
Total Liabilities.......            39        15       291           19          258        172        32         47       37
                             ------------------------------------------------------------------------------------------------
NET ASSETS..............       $35,882   $21,137    $5,939     $239,998      $20,316    $64,261    $5,420   $157,104 $222,967
                             ------------------------------------------------------------------------------------------------
Shares Owned in each
Portfolio...............         3,238     3,139       540       11,325        2,591      2,460       800     10,205    9,505
                             ------------------------------------------------------------------------------------------------
Cost of Investments.....       $42,926   $28,766    $5,926     $306,981      $22,104    $82,101    $7,665   $156,374 $227,421
                             ------------------------------------------------------------------------------------------------

(1) Formerly named Growth Portfolio and Growth Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2000
(In thousands)

                              Strategic  Growth             Mid-Cap   Equity  Small-Cap          International Government
                                Value      LT    Focused 30  Value    Index     Index     REIT       Value     Securities
                              Variable  Variable  Variable  Variable Variable Variable  Variable   Variable     Variable
                               Account  Account   Account   Account  Account   Account  Account   Account (1)   Account
                             --------------------------------------------------------------------------------------------
ASSETS
Investments:
 Strategic Value
 Portfolio..............        $879
 Growth LT Portfolio....                $480,944
 Focused 30 Portfolio...                           $1,105
 Mid-Cap Value
 Portfolio..............                                    $23,499
 Equity Index
 Portfolio..............                                             $449,400
 Small-Cap Index
 Portfolio..............                                                       $16,172
 REIT Portfolio.........                                                                $13,231
 International Value
 Portfolio (1) .........                                                                           $208,380
 Government Securities
 Portfolio..............                                                                                        $31,466

Receivables:
 Due from Pacific Life
 Insurance Company......                                2       106       186       96       44                       4
 Fund shares redeemed...                     499                                                         63
                             --------------------------------------------------------------------------------------------
Total Assets............         879     481,443    1,107    23,605   449,586   16,268   13,275     208,443      31,470
                             --------------------------------------------------------------------------------------------

LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......                     499                                                         63
 Fund shares purchased..                                2       106       186       96       44                       4
                             --------------------------------------------------------------------------------------------
Total Liabilities.......                     499        2       106       186       96       44          63           4
                             --------------------------------------------------------------------------------------------
NET ASSETS..............        $879    $480,944   $1,105   $23,499  $449,400  $16,172  $13,231    $208,380     $31,466
                             --------------------------------------------------------------------------------------------
Shares Owned in each
Portfolio...............          90      15,364      134     1,821    13,171    1,453    1,082      13,139       2,948
                             --------------------------------------------------------------------------------------------
Cost of Investments.....        $890    $488,298   $1,256   $21,488  $395,037  $17,437  $12,201    $216,468     $30,840
                             --------------------------------------------------------------------------------------------

(1) Formerly named International Portfolio and International Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2000
(In thousands)

                         Managed   Money  High Yield Large-Cap
                           Bond    Market    Bond      Value   Variable Variable Variable Variable
                         Variable Variable Variable  Variable  Account  Account  Account  Account
                         Account  Account   Account   Account     I        II      III       IV
                        --------------------------------------------------------------------------
ASSETS

Investments:
 Managed Bond
 Portfolio.............. $165,061
 Money Market
 Portfolio..............          $202,545
 High Yield Bond
 Portfolio..............                    $42,516
 Large-Cap Value
 Portfolio..............                              $23,077
 Brandes International
 Equity Portfolio.......                                       $23,748
 Turner Core Growth
 Portfolio..............                                                $13,102
 Frontier Capital
 Appreciation
 Portfolio..............                                                         $14,594
 Clifton Enhanced U.S.
 Equity Portfolio (1)...                                                                   $7,823

Receivables:
 Due from Pacific Life
 Insurance Company......      264    2,269       29       107       23        4       11        1
                         --------------------------------------------------------------------------
Total Assets............  165,325  204,814   42,545    23,184   23,771   13,106   14,605    7,824
                         --------------------------------------------------------------------------

LIABILITIES
Payables:
 Fund shares purchased..      264    2,269       29       107       23        4       11        1
                         --------------------------------------------------------------------------
Total Liabilities.......      264    2,269       29       107       23        4       11        1
                         --------------------------------------------------------------------------
NET ASSETS.............. $165,061 $202,545  $42,516   $23,077  $23,748  $13,102  $14,594   $7,823
                         --------------------------------------------------------------------------
Shares Owned in each
Portfolio...............   15,260   20,074    5,524     1,832    1,588      746      846      479
                         --------------------------------------------------------------------------
Cost of Investments..... $164,249 $202,967  $46,893   $22,237  $23,185  $16,753  $18,615   $9,207
                         --------------------------------------------------------------------------

(1)  Formerly named Enhanced U.S. Equity Portfolio.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                               Aggressive Emerging  Diversified  Small-Cap  International              I-Net     Multi-    Equity
                                 Equity   Markets    Research     Equity      Large-Cap    Equity   Tollkeeper  Strategy   Income
                                Variable  Variable   Variable    Variable     Variable    Variable   Variable   Variable  Variable
                                Account   Account   Account (1) Account (2)  Account (1)  Account   Account (1) Account   Account
                              ----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends..................     $1,226        $12      $16       $22,131          $17      $4,305              $15,492    $20,983
                              ----------------------------------------------------------------------------------------------------
Net Investment
Income......................      1,226         12       16        22,131           17       4,305               15,492     20,983
                              ----------------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED
GAIN (LOSS) ON
INVESTMENTS
 Net realized gain
 (loss) from
security
 transactions...............      1,368      2,174       33        37,014         (899)      4,154       ($39)    1,836      6,806
 Net unrealized
 appreciation (depreciation)
 on investments.............    (11,733)   (12,692)      13      (130,859)      (1,783)    (28,706)    (2,237)  (16,234)   (43,571)
                              ----------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss)
on Investments..............    (10,365)   (10,518)      46       (93,845)      (2,682)    (24,552)    (2,276)  (14,398)   (36,765)
                              ----------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS.............    ($9,139)  ($10,506)     $62      ($71,714)     ($2,665)   ($20,247)   ($2,276)   $1,094   ($15,782)
                              ----------------------------------------------------------------------------------------------------

(1) Operations commenced during 2000 (see Note 1 to Financial Statements).

(2) Formerly named Growth Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                         Strategic   Growth                Mid-Cap   Equity   Small-Cap          International Government
                           Value       LT      Focused 30   Value    Index      Index     REIT       Value     Securities
                         Variable   Variable    Variable   Variable Variable  Variable  Variable   Variable     Variable
                        Account (1)  Account   Account (1) Account  Account    Account  Account   Account (2)   Account
                      --------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends..........         $1       $86,293        $5       $192    $9,274      $240     $406      $6,503      $1,405
                      --------------------------------------------------------------------------------------------------
Net Investment
Income..............          1        86,293         5        192     9,274       240      406       6,503       1,405
                      --------------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS
 Net realized
 gain (loss) from
 security
 transactions.......                   54,726        (4)     1,064    27,250       (19)     537       3,605        (359)
 Net unrealized
 appreciation
 (depreciation)
 on investments.....        (11)     (277,267)     (150)     1,946   (81,837)   (1,931)   1,170     (35,319)      1,794
                      --------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss) on
Investments.........        (11)     (222,541)     (154)     3,010   (54,587)   (1,950)   1,707     (31,714)      1,435
                      --------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN
NET ASSETS
RESULTING FROM
OPERATIONS..........       ($10)    ($136,248)    ($149)    $3,202  ($45,313)  ($1,710)  $2,113    ($25,211)     $2,840
                      --------------------------------------------------------------------------------------------------

(1) Operations commenced during 2000 (see Note 1 to Financial Statements).

(2) Formerly named International Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                             Managed    Money   High Yield Large-Cap
                               Bond     Market     Bond      Value   Variable Variable  Variable  Variable
                             Variable  Variable  Variable  Variable  Account  Account   Account   Account
                             Account   Account   Account    Account     I        II       III        IV
                             -----------------------------------------------------------------------------
INVESTMENT INCOME

 Dividends..................  $8,482    $9,399    $4,404      $217    $1,858   $1,826    $3,567    $1,054
                             -----------------------------------------------------------------------------
Net Investment Income.......   8,482     9,399     4,404       217     1,858    1,826     3,567     1,054
                             -----------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss)
 from
 security transactions......    (737)      245    (4,022)      785       305    1,170     1,545       318
 Net unrealized
 appreciation (depreciation)
 on investments.............   7,338      (175)   (2,080)      781      (879)  (6,036)   (6,187)   (2,074)
                             -----------------------------------------------------------------------------
Net Realized and Unrealized
Gain (Loss)
on Investments..............   6,601        70    (6,102)    1,566      (574)  (4,866)   (4,642)   (1,756)
                             -----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
NET ASSETS
RESULTING FROM OPERATIONS... $15,083    $9,469   ($1,698)   $1,783    $1,284  ($3,040)  ($1,075)    ($702)
                             -----------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                      Aggressive Emerging  Diversified  Small-Cap   International              I-Net      Multi-     Equity
                        Equity   Markets    Research      Equity      Large-Cap    Equity    Tollkeeper  Strategy    Income
                       Variable  Variable   Variable     Variable     Variable    Variable    Variable   Variable   Variable
                       Account   Account   Account (1) Account (2)  Account (1)   Account   Account (1)  Account    Account
                    ---------------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS
FROM OPERATIONS

 Net investment
 income.............   $1,226       $12        $16       $22,131          $17     $4,305                 $15,492     $20,983
 Net realized gain
 (loss) from
 security
 transactions.......    1,368     2,174         33        37,014         (899)     4,154        ($39)      1,836       6,806
 Net unrealized
 appreciation
 (depreciation)
 on investments.....  (11,733)  (12,692)        13      (130,859)      (1,783)   (28,706)     (2,237)    (16,234)    (43,571)
                      -------------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Resulting
from Operations.....   (9,139)  (10,506)        62       (71,714)      (2,665)   (20,247)     (2,276)      1,094     (15,782)
                      -------------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums...........    9,760     5,600        834        38,899        4,114     17,220       1,210      15,754      33,109
 Transfers between
 variable accounts,
 net................    6,623     8,725      5,218        16,628       20,341     14,858       7,035      (1,013)      1,768
 Transfers--
 policy charges
 and deductions.....   (2,604)   (1,542)      (157)      (14,915)        (794)    (4,462)       (272)     (6,614)    (11,919)
 Transfers--
 surrenders.........     (944)     (570)        (3)      (12,744)        (114)    (1,490)        (13)     (2,799)     (6,034)
 Transfers--other...     (849)     (480)       (15)       (5,225)        (566)    (1,217)       (264)     (1,215)     (3,641)
                      -------------------------------------------------------------------------------------------------------
Net Increase
in Net Assets
Derived from Policy
Transactions........   11,986    11,733      5,877        22,643       22,981     24,909       7,696       4,113      13,283
                      -------------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN
NET ASSETS..........    2,847     1,227      5,939       (49,071)      20,316      4,662       5,420       5,207      (2,499)
                      -------------------------------------------------------------------------------------------------------
NET ASSETS

Beginning of
Year................   33,035    19,910                  289,069                  59,599                 151,897     225,466
                      -------------------------------------------------------------------------------------------------------
End of Year.........  $35,882   $21,137     $5,939      $239,998      $20,316    $64,261      $5,420    $157,104    $222,967
                      -------------------------------------------------------------------------------------------------------

(1) Operations commenced during 2000 (see Note 1 to Financial Statements).

(2) Formerly named Growth Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                           Strategic   Growth               Mid-Cap    Equity   Small-Cap           International   Government
                             Value       LT     Focused 30   Value     Index      Index     REIT        Value       Securities
                           Variable   Variable   Variable   Variable  Variable  Variable  Variable    Variable       Variable
                          Account (1) Account   Account (1) Account   Account    Account  Account    Account (2)     Account
                         ----------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS
FROM OPERATIONS

 Net investment
 income................     $1      $86,293        $5       $192     $9,274      $240     $406       $6,503           $1,405
 Net realized
 gain (loss) from
 security
 transactions..........              54,726        (4)     1,064     27,250       (19)     537        3,605             (359)
 Net unrealized
 appreciation
 (depreciation)
 on investments........    (11)    (277,267)     (150)     1,946    (81,837)   (1,931)   1,170      (35,319)           1,794
                         ----------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Resulting
from Operations........    (10)    (136,248)     (149)     3,202    (45,313)   (1,710)   2,113      (25,211)           2,840
                         ----------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS
FROM POLICY
TRANSACTIONS
 Transfer of net
 premiums..............     52       84,921        43      4,295     92,486     4,652    1,931       36,625            4,994
 Transfers between
 variable accounts,
 net...................    861       55,046     1,263     12,071     13,565     8,085    7,479        2,733            4,631
 Transfers--
 policy charges
 and deductions........     (8)     (30,926)      (18)    (1,042)   (26,801)     (868)    (517)     (11,035)          (1,531)
 Transfers--
 surrenders............             (17,105)                 (54)   (13,558)     (122)    (251)      (6,805)          (1,229)
 Transfers--
 other.................    (16)     (11,190)      (34)      (181)    (5,544)     (291)    (167)      (3,276)            (457)
                         ----------------------------------------------------------------------------------------------------
Net Increase in Net
Assets
Derived from Policy
Transactions...........    889       80,746     1,254     15,089     60,148    11,456    8,475       18,242            6,408
                         ----------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE)IN NET
ASSETS.................    879      (55,502)    1,105     18,291     14,835     9,746   10,588       (6,969)           9,248
                         ----------------------------------------------------------------------------------------------------
NET ASSETS

 Beginning of
 Year..................             536,446                5,208    434,565     6,426    2,643      215,349           22,218
                         ----------------------------------------------------------------------------------------------------
 End of Year...........   $879     $480,944    $1,105    $23,499   $449,400   $16,172  $13,231     $208,380          $31,466
                         ----------------------------------------------------------------------------------------------------

(1) Operations commenced during 2000 (see Note 1 to Financial Statements).

(2) Formerly named International Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                                    Managed    Money    High Yield Large-Cap
                                      Bond     Market      Bond      Value   Variable  Variable  Variable  Variable
                                    Variable  Variable   Variable  Variable  Account   Account   Account   Account
                                    Account   Account    Account    Account     I         II       III        IV
                                    -------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS

 Net investment income............    $8,482    $9,399    $4,404       $217   $1,858    $1,826    $3,567    $1,054
 Net realized gain (loss) from
 security transactions............      (737)      245    (4,022)       785      305     1,170     1,545       318
 Net unrealized
 appreciation (depreciation)
 on investments...................     7,338      (175)   (2,080)       781     (879)   (6,036)   (6,187)   (2,074)
                                    -------------------------------------------------------------------------------
Net Increase (Decrease) in Net
Assets Resulting from Operations..    15,083     9,469    (1,698)     1,783    1,284    (3,040)   (1,075)     (702)
                                    -------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS

 Transfer of net premiums.........    20,167   316,982     8,079      5,067    4,882     3,857     3,548     1,298
 Transfers between variable
 accounts, net....................    26,330  (220,717)   (7,770)    12,710    9,591    (7,257)    5,683     2,156
 Transfers--policy charges and
 deductions.......................    (6,394)  (15,498)   (2,543)    (1,110)    (902)     (716)     (713)     (336)
 Transfers--surrenders............    (3,001)  (10,933)   (1,322)      (186)    (636)     (917)     (793)     (515)
 Transfers--other.................    (1,321)   (7,804)     (262)      (565)    (398)     (447)     (519)      (83)
                                    -------------------------------------------------------------------------------
Net Increase (Decrease) in Net
Assets Derived from Policy
Transactions......................    35,781    62,030    (3,818)    15,916   12,537    (5,480)    7,206     2,520
                                    -------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
ASSETS............................    50,864    71,499    (5,516)    17,699   13,821    (8,520)    6,131     1,818
                                    -------------------------------------------------------------------------------
NET ASSETS

 Beginning of Year................   114,197   131,046    48,032      5,378    9,927    21,622     8,463     6,005
                                    -------------------------------------------------------------------------------
 End of Year......................  $165,061  $202,545   $42,516    $23,077  $23,748   $13,102   $14,594    $7,823
                                    -------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                 Aggressive Emerging   Small-Cap             Multi-   Equity   Growth   Mid-Cap     Equity   Small-Cap
                   Equity   Markets     Equity     Equity   Strategy  Income    LT       Value       Index     Index        REIT
                  Variable  Variable   Variable   Variable  Variable Variable Variable  Variable    Variable  Variable    Variable
                  Account   Account   Account (1) Account   Account  Account  Account  Account (2)  Account  Account (2) Account (2)
                 -------------------------------------------------------------------------------------------------------------------
INCREASE
(DECREASE)
IN NET ASSETS
FROM OPERATIONS

 Net investment
 income.........    $2,297      $60      $24,357   $2,430   $12,175  $18,449  $24,658         $10    $5,600         $95         $82
 Net realized
 gain (loss)
 from security
 transactions...       835     (293)      17,437    1,715     1,903    8,208   25,696         (70)   16,677          37         (15)
 Net unrealized
 appreciation
 (depreciation)
 on investments.     3,261    6,681       51,373    8,860    (4,391)  (1,356) 195,153          66    45,834         667        (140)
                 -------------------------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in
Net Assets
Resulting from
Operations......     6,393    6,448       93,167   13,005     9,687   25,301  245,507           6    68,111         799         (73)
                 -------------------------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS FROM
POLICY
TRANSACTIONS

 Transfer of
 net premiums...     6,178    3,315       31,800    7,890    13,459   27,427   46,518       1,020    69,793       1,576         327
 Transfers
 between
 variable
 accounts,
 net (3)........     4,792    1,415      (11,434)  23,369     5,169    7,886   51,856       4,405    34,183       4,252       2,476
 Transfers--
 policy charges
 and deductions.    (1,517)    (908)     (11,435)  (2,031)   (6,081) (10,117) (16,923)       (151)   (19,242)      (168)        (65)
 Transfers--
 surrenders (3).      (633)    (553)      (8,959)    (577)   (3,028) (10,670) (13,700)        (23)   (18,106)        (8)        (13)
 Transfers--
 other (3)......        56      121       (3,740)    (123)   (1,307)  (2,228)  (4,089)        (49)    (3,361)       (25)         (9)
                 -------------------------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Derived
from Policy
Transactions....     8,876    3,390       (3,768)  28,528     8,212   12,298   63,662       5,202    63,267       5,627       2,716
                 -------------------------------------------------------------------------------------------------------------------
NET INCREASE IN
NET ASSETS......    15,269    9,838       89,399   41,533    17,899   37,599  309,169       5,208   131,378       6,426       2,643
                 -------------------------------------------------------------------------------------------------------------------
NET ASSETS

 Beginning of
 Year...........    17,766   10,072      199,670   18,066   133,998  187,867  227,277               303,187
                 -------------------------------------------------------------------------------------------------------------------
 End of Year....   $33,035  $19,910     $289,069  $59,599  $151,897 $225,466 $536,446      $5,208  $434,565      $6,426      $2,643
                 -------------------------------------------------------------------------------------------------------------------

(1) Formerly named Growth Variable Account.

(2) Operations commenced on January 8, 1999 for the Mid-Cap Value and Small-Cap Index Variable Accounts and on January 19, 1999 for the REIT Variable Account.

(3) Amounts have been reclassified to conform with current year presentation.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)


                          International Government  Managed   Money    High Yield  Large-Cap
                             Value      Securities   Bond     Market      Bond       Value    Variable Variable  Variable Variable
                            Variable     Variable  Variable  Variable   Variable   Variable   Account  Account   Account  Account
                           Account (1)   Account   Account   Account    Account   Account (2)    I        II       III      IV
                          --------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM
OPERATIONS

 Net investment income...      $7,401      $1,278    $8,539   $4,600      $3,845       $20       $312   $1,181      $243     $474
 Net realized gain (loss)
 from security
 transactions.............      8,072           9       353      259      (1,968)       29        254      277       224      646
 Net unrealized
 appreciation
 (depreciation) on
 investments..............      23,374      (1,640) (10,865)     (137)     (533)        58      1,374    1,904     1,903      141
                          --------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in
Net Assets Resulting from
Operations................      38,847        (353)  (1,973)    4,722     1,344        107      1,940    3,362     2,370    1,261
                          --------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS FROM POLICY
TRANSACTIONS

 Transfer of net premiums.      29,734       3,788   15,623   255,115     9,673        915      1,409    1,432     1,411      885
 Transfers between
 variable accounts,
  net (3).................       6,433       4,897    6,358  (176,515)   (1,919)     4,593      5,357   14,362     1,264     (595)
 Transfers--policy charges
 and deductions...........      (8,874)     (1,057)  (4,945)   (9,879)   (2,496)      (177)      (234)    (290)     (327)    (259)
 Transfers--
 surrenders (3)...........      (7,341)     (2,246)  (2,536)   (8,550)   (1,409)        (3)       (45)    (171)     (592)    (251)
 Transfers--other (3).....        (590)         40     (194)   (2,954)     (531)       (57)       (22)     (21)     (115)     (22)
                          --------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in
Net Assets Derived from
Policy Transactions.......      19,362       5,422   14,306    57,217     3,318      5,271      6,465   15,312     1,641     (242)
                          --------------------------------------------------------------------------------------------------------
NET INCREASE IN NET
ASSETS....................      58,209       5,069   12,333    61,939     4,662      5,378      8,405   18,674     4,011    1,019
                          --------------------------------------------------------------------------------------------------------
NET ASSETS

 Beginning of Year........     157,140      17,149  101,864    69,107    43,370                 1,522    2,948     4,452    4,986
                          --------------------------------------------------------------------------------------------------------
 End of Year..............    $215,349     $22,218 $114,197  $131,046   $48,032     $5,378     $9,927  $21,622    $8,463   $6,005
                          --------------------------------------------------------------------------------------------------------


(1) Formerly named International Variable Account.

(2) Operations commenced on January 8, 1999 for the Large-Cap Value Variable Account.

(3) Amounts have been reclassified to conform with current year presentation.

See Notes to Financial Statements

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES

 The Pacific Select Exec Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is comprised of twenty-six subaccounts called Variable
Accounts: the Aggressive Equity, Emerging Markets, Diversified Research, Small-Cap Equity (formerly Growth), International Large-Cap, Equity, I-Net Tollkeeper, Multi-Strategy, Equity Income, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, Equity Index, Small-Cap Index, REIT, International Value (formerly International), Government Securities, Managed Bond, Money Market, High Yield Bond, and Large-Cap Value Variable Accounts, and Variable Account I, Variable Account II, Variable Account III and Variable Account IV as of December 31, 2000. The assets in each of the first twenty-two Variable Accounts are invested in shares of the corresponding portfolios of Pacific Select Fund and the last four Variable Accounts (I-IV) are invested in the Brandes International Equity, Turner Core Growth, Frontier Capital Appreciation, and Clifton Enhanced U.S. Equity (formerly Enhanced U.S. Equity) Portfolios, respectively, which are all portfolios of M Fund, Inc. (collectively, the "Funds"). Each portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections B through E of this report or provided separately and should be read in conjunction with the Separate Account's financial statements.

 The Separate Account has organized and registered with the Securities and Exchange Commission five new Variable Accounts during 2000: the Diversified Research, International Large-Cap, I-Net Tollkeeper, Strategic Value and Focused 30 Variable Accounts. The International Large-Cap Variable Account commenced operations on January 3, 2000, the Diversified Research Variable Account commenced operations on January 4, 2000, the I-Net Tollkeeper Variable Account commenced operations on May 1, 2000, and the Strategic Value and Focused 30 Variable Accounts commenced operations on October 2, 2000.

 On September 22, 2000, the net assets of the Pacific Select Fund Bond and Income Portfolio, the underlying portfolio for the Bond and Income Variable Account, were transferred to the Pacific Select Fund Managed Bond Portfolio (the "reorganization"). In connection with the reorganization, a total of 657,265 outstanding accumulation units (valued at $8,510,243) of the Bond and Income Variable Account were exchanged for 326,731 accumulation units with equal value of the Managed Bond Variable Account.

 The Separate Account was established by Pacific Life Insurance Company ("Pacific Life") on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

 The Separate Account held by Pacific Life represents funds from individual flexible premium variable life policies. The assets of the Separate Account are carried at market value.

 The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

 A. Valuation of Investments

Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

 B. Security Transactions and Investment Income

 Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

 C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

 During 2000, the Funds declared dividends for each portfolio, except for the I-Net Tollkeeper Portfolio, invested by the Separate Account. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

3. CHARGES AND EXPENSES

 With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums for sales load and state premium taxes before amounts are allocated to the Separate Account. Pacific Life also makes certain deductions from the net assets of each Variable Account for the mortality and expense risks Pacific Life assumes, administrative expenses, cost of insurance, charges for optional benefits and any sales and underwriting surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

 Pacific Select Distributors, Inc. (formerly Pacific Mutual Distributors, Inc.), a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUNDS' SHARES

 The investment in the Funds' shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). A reconciliation of total cost and market value of the Separate Account's investments in the Funds as of December 31, 2000 were as follows (amounts in thousands):

                                                           Variable Accounts
                            -------------------------------------------------------------------------------------
                             Aggressive Emerging   Diversified  Small-Cap  International               I-Net
                               Equity   Markets   Research (1)  Equity (2) Large-Cap (1)  Equity   Tollkeeper (1)
                            -------------------------------------------------------------------------------------
Total cost of
 investments at
 beginning of year             $28,345   $14,846                 $225,194                 $48,734
Add:  Total net proceeds
      from policy
      transactions              60,859    25,937      $9,196      253,529     $33,905      45,282       $7,945
      Reinvested
       distributions from
       the Funds:
       (a) Net investment
           income                             12          16        1,635          17           4
       (b) Net realized gain     1,226                             20,496                   4,301
                            -------------------------------------------------------------------------------------
          Sub-Total             90,430    40,795       9,212      500,854      33,922      98,321        7,945
Less: Cost of investments
      disposed during the
      year                      47,504    12,029       3,286      193,873      11,818      16,220          280
                            -------------------------------------------------------------------------------------
Total cost of investments
 at end of year                 42,926    28,766       5,926      306,981      22,104      82,101        7,665
Add:  Unrealized
      appreciation
      (depreciation)            (7,044)   (7,629)         13      (66,983)     (1,783)    (17,840)      (2,237)
                            -------------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                          $35,882   $21,137      $5,939     $239,998     $20,321     $64,261       $5,428
                            =====================================================================================

                               Multi-    Equity     Strategic     Growth      Focused    Mid-Cap       Equity
                              Strategy   Income     Value (1)       LT        30 (1)      Value        Index
                            -------------------------------------------------------------------------------------
Total cost of investments
 at beginning of year         $134,934  $186,348                 $266,532                  $5,142     $298,365
Add:  Total net proceeds
      from policy
      transactions              12,955    32,019        $893      167,633      $1,344      28,091      109,031
      Reinvested
       distributions from
       the Funds:
      (a) Net investment
          income                 4,104     1,968           1        2,938           5          79        4,352
      (b) Net realized gain     11,388    19,015                   83,355                     113        4,922
                            -------------------------------------------------------------------------------------
             Sub-Total         163,381   239,350         894      520,458       1,349      33,425      416,670
Less: Cost of investments
      disposed during the
      year                       7,007    11,929           4       32,160          93      11,937       21,633
                            -------------------------------------------------------------------------------------
Total cost of investments
 at end of year                156,374   227,421         890      488,298       1,256      21,488      395,037
Add:  Unrealized
      appreciation
      (depreciation)               730    (4,454)        (11)      (7,354)       (151)      2,011       54,363
                            -------------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                         $157,104  $222,967        $879     $480,944      $1,105     $23,499     $449,400
                            =====================================================================================

                             Small-Cap            International Government   Managed      Money      High Yield
                               Index      REIT      Value (2)   Securities    Bond        Market        Bond
                            -------------------------------------------------------------------------------------
Total cost of investments
 at beginning of year           $5,759    $2,783    $188,119      $23,386    $120,723    $131,293      $50,328
Add:  Total net proceeds
      from policy
      transactions              22,251    26,537      78,426       13,983      63,553     566,949       27,410
      Reinvested
      distributions from
      the Funds:
      (a) Net investment
          income                   175       402         305        1,405       8,482       9,399        4,404
      (b) Net realized gain         65         4       6,198
                            -------------------------------------------------------------------------------------
           Sub-Total            28,250    29,726     273,048       38,774     192,758     707,641       82,142
Less: Cost of investments
      disposed during the
      year                      10,813    17,525      56,580        7,934      28,509     504,674       35,249
                            -------------------------------------------------------------------------------------
Total cost of investments
 at end of year                 17,437    12,201     216,468       30,840     164,249     202,967       46,893
Add:  Unrealized
      appreciation
      (depreciation)            (1,265)    1,030      (8,088)         626         812        (422)      (4,377)
                            -------------------------------------------------------------------------------------
Total market value of
 investments at end of
 year                          $16,172   $13,231    $208,380      $31,466    $165,061    $202,545      $42,516
                            =====================================================================================

                              Large-Cap
                                Value       I           II          III          IV
                              --------------------------------------------------------
Total cost of investments
 at beginning of year           $5,320    $8,485     $19,237       $6,298      $5,315
Add:  Total net proceeds
      from policy
      transactions               27,909    13,560      22,199       29,655      4,398
      Reinvested
      distributions from
      the Funds:
      (a) Net investment
          income                    149     1,656       1,701        3,247         889
      (b) Net realized gain          68       202         125          320         165
                              --------------------------------------------------------
           Sub-Total             33,446    23,903      43,262       39,520      10,767
Less: Cost of investments
      disposed during the
      year                       11,209       718      26,509       20,905       1,560
                              --------------------------------------------------------
Total cost of investments
 at end of year                  22,237    23,185      16,753       18,615       9,207
Add: Unrealized
     appreciation
     (depreciation)                840       563      (3,651)      (4,021)      (1,384)
                            -----------------------------------------------------------
Total market value of
 investments at end of
 year                          $23,077   $23,748     $13,102      $14,594      $7,823
                            =============================================================

________________

(1) Operations commenced during 2000 (See Note 1 to Financial Statements).

(2) Small-Cap Equity was formerly named Growth and International Value was formerly named International.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)


6. TRANSACTIONS IN SEPARATE ACCOUNT UNITS AND SELECTED ACCUMULATION UNIT ** INFORMATION

 Transactions in Separate Account units for the year ended December 31, 2000 and the selected accumulation unit information as of December 31, 2000 were as follows (units in thousands):

                                                                 Variable Accounts
                               --------------------------------------------------------------------------------------
                                Aggressive  Emerging   Diversified   Small-Cap  International             I-Net
                                  Equity    Markets    Research (1)  Equity (2) Large-Cap (1)  Equity  Tollkeeper (1)
                               --------------------------------------------------------------------------------------
Total units outstanding
 at beginning of year               2,034     1,835                   4,960                    2,878
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
     premiums                         653       598         73          597         463          883         131
 (b) Transfers between
     variable accounts, net           398       879        465          255       2,292          757         727
 (c) Transfers--policy
     charges and deductions          (175)     (167)       (14)        (229)        (89)        (228)        (31)
 (d) Transfers--surrenders            (64)      (62)                   (196)        (13)         (78)         (2)
 (e) Transfers--other                 (48)      (55)        (2)         (79)        (64)         (65)        (25)
                               --------------------------------------------------------------------------------------
            Sub-Total                 764     1,193        522          348       2,589        1,269         800
                               --------------------------------------------------------------------------------------
Total units outstanding
 at end of year                     2,798     3,028        522        5,308       2,589        4,147         800
                               --------------------------------------------------------------------------------------
Accumulation Unit Value:
 At beginning of year              $16.24    $10.85     $10.00       $58.28      $10.00       $20.71      $10.00
 At end of year                    $12.82     $6.98     $11.38       $45.22       $7.85       $15.50       $6.78

                                  Multi-    Equity     Strategic     Growth       Focused      Mid-Cap     Equity
                                 Strategy   Income     Value (1)       LT           30 (1)      Value      Index
                               --------------------------------------------------------------------------------------
Total units outstanding
 at beginning of year               4,129     4,401                   8,447                      504       8,532
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
     premiums                         420       659          5        1,379           5          372       1,865
 (b) Transfers between
     variable accounts, net           (27)       36         87          811         134        1,057         255
 (c) Transfers--policy
     charges and deductions          (176)     (236)        (1)        (499)         (2)         (90)       (540)
 (d) Transfers--surrenders            (75)     (120)                   (271)                      (5)       (274)
 (e) Transfers--other                 (32)      (75)        (1)        (194)         (3)         (19)       (110)
                               --------------------------------------------------------------------------------------
            Sub-Total                 110       264         90        1,226         134        1,315       1,196
                               --------------------------------------------------------------------------------------
Total units outstanding
 at end of year                     4,239     4,665         90        9,673         134        1,819       9,728
                               --------------------------------------------------------------------------------------
Accumulation Unit Value:
 At beginning of year              $36.79    $51.24     $10.00       $63.51      $10.00       $10.34      $50.93
 At end of year                    $37.06    $47.80      $9.78       $49.72       $8.26       $12.92      $46.20

                                 Small-Cap           International  Government   Managed       Money   High Yield
                                   Index       REIT     Value (2)   Securities    Bond         Market     Bond
                               --------------------------------------------------------------------------------------
Total units outstanding
 at beginning of year                 547       265      8,016          955       4,684        7,384       1,720
Increase (decrease) in
 units resulting from
 policy transactions:
 (a) Transfer of net
     premiums                         358       163      1,467          198         782       17,195         294
 (b) Transfers between
     variable accounts, net           622       646        119          184       1,020      (11,973)       (282)
 (c) Transfers--policy
     charges and deductions           (67)      (43)      (443)         (61)       (248)        (841)        (93)
 (d) Transfers--surrenders             (9)      (20)      (272)         (49)       (116)        (593)        (48)
 (e) Transfers--other                 (22)      (13)      (133)         (18)        (51)        (423)        (10)
                               --------------------------------------------------------------------------------------
          Sub-Total                   882       733        738          254       1,387        3,365        (139)
                               --------------------------------------------------------------------------------------
Total units outstanding
 at end of year                     1,429       998      8,754        1,209       6,071       10,749       1,581
                               --------------------------------------------------------------------------------------
 Accumulation Unit Value:
  At beginning of year             $11.74     $9.99     $26.87       $23.27      $24.38       $17.75      $27.92
  At end of year                   $11.32    $13.26     $23.80       $26.03      $27.19       $18.84      $26.89

____________
** Accumulation Unit: unit of measure used to calculate the value of a Policy
   Owner's interest in a Variable Account during the accumulation period.

(1) Operations commenced during 2000 (See Note 1 to Financial Statements).

(2) Small-Cap Equity was formerly named Growth and International Value was formerly named International.

                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

                                        Variable Accounts
                              -----------------------------------------
                              Large-Cap
                                Value     I       II     III      IV
                              -----------------------------------------
Total units outstanding at
 beginning of year                494      565     878     452     291
Increase (decrease) in units
 resulting from policy
 transactions:
 (a) Transfer of net premiums     428      276     155     169      67
 (b) Transfers between
  variable accounts, net        1,074      560    (349)    200     111
 (c) Transfers--policy
  charges and deductions          (94)     (52)    (28)    (34)    (17)
 (d) Transfers--surrenders        (16)     (37)    (37)    (37)    (27)
 (e) Transfers--other             (46)     (24)    (20)    (26)     (4)
                              -----------------------------------------
          Sub-Total             1,346      723    (279)    272     130
                              -----------------------------------------
Total units outstanding at
 end of year                    1,840    1,288     599     724     421
                              -----------------------------------------

Accumulation Unit Value:
 At beginning of year          $10.88   $17.58  $24.62  $18.72  $20.64
          At end of year       $12.54   $18.44  $21.88  $20.16  $18.58

   INDEPENDENT AUDITORS' REPORT
   ----------------------------

   Pacific Life Insurance Company and Subsidiaries:

   We have audited the accompanying consolidated statements of financial condition of Pacific Life Insurance Company and Subsidiaries (the Company) as of December 31, 2000 and 1999, and the related consolidated statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Pacific Life Insurance Company and Subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

   Deloitte & Touche LLP
   Costa Mesa, CA

   February 26, 2001

                Pacific Life Insurance Company and Subsidiaries

                 CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION

                                                            December 31,
                                                            2000     1999
----------------------------------------------------------------------------
                                                            (In Millions)
ASSETS
Investments:
  Securities available for sale at estimated fair value:
    Fixed maturity securities                              $15,136  $14,814
    Equity securities                                          179      295
  Trading securities at fair value                              71      100
  Mortgage loans                                             3,026    2,920
  Real estate                                                  243      236
  Policy loans                                               4,680    4,258
  Other investments                                          2,654      883
---------------------------------------------------------------------------
TOTAL INVESTMENTS                                           25,989   23,506
Cash and cash equivalents                                      211      439
Deferred policy acquisition costs                            1,785    1,446
Accrued investment income                                      335      287
Other assets                                                   535      832
Separate account assets                                     25,918   23,613
---------------------------------------------------------------------------
TOTAL ASSETS                                               $54,773  $50,123
===========================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Universal life and investment-type products              $19,410  $19,046
  Future policy benefits                                     4,531    4,386
  Short-term and long-term debt                                359      224
  Other liabilities                                          1,323      939
  Separate account liabilities                              25,918   23,613
---------------------------------------------------------------------------
TOTAL LIABILITIES                                           51,541   48,208
---------------------------------------------------------------------------
Commitments and contingencies
Stockholder's Equity:
  Common stock - $50 par value; 600,000 shares authorized,
   issued and outstanding                                       30       30
  Paid-in capital                                              147      140
  Unearned ESOP shares                                          (6)     (12)
  Retained earnings                                          3,030    2,035
  Accumulated other comprehensive income (loss)                 31     (278)
---------------------------------------------------------------------------
TOTAL STOCKHOLDER'S EQUITY                                   3,232    1,915
---------------------------------------------------------------------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                 $54,773  $50,123
===========================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                      Years Ended December 31,
                                                       2000     1999     1998
-------------------------------------------------------------------------------
                                                           (In Millions)
REVENUES
Universal life and investment-type product policy
 fees                                                  $  769   $  654   $  525
Insurance premiums                                        552      484      537
Net investment income                                   1,615    1,473    1,414
Net realized investment gains                           1,002      102       40
Commission revenue                                        270      234      220
Other income                                              209      145      112
-------------------------------------------------------------------------------
TOTAL REVENUES                                          4,417    3,092    2,848
-------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Interest credited to universal life and investment-
 type products                                            934      904      881
Policy benefits paid or provided                          879      735      757
Commission expenses                                       576      485      387
Operating expenses                                        575      453      468
-------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                             2,964    2,577    2,493
-------------------------------------------------------------------------------

INCOME BEFORE PROVISION FOR INCOME TAXES                1,453      515      355
Provision for income taxes                                458      144      113
-------------------------------------------------------------------------------

NET INCOME                                             $  995   $  371   $  242
===============================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                Accumulated Other
                                                                           Comprehensive Income (Loss)
                                                                     ---------------------------------------
                                                                      Unrealized                Unrealized
                                                                      Gain/(Loss)    Foreign      Gain on
                                                   Unearned          On Securities  Currency    Interest in
                                    Common Paid-in   ESOP   Retained Available for Translation     PIMCO
                                    Stock  Capital  Shares  Earnings   Sale, Net   Adjustment  Advisors L.P. Total
-------------------------------------------------------------------------------------------------------------------
                                                                     (In Millions)
BALANCES, JANUARY 1, 1998            $30    $120             $1,422      $578          $(3)                  $2,147
Comprehensive income:
  Net income                                                    242                                             242
  Other comprehensive income (loss)                                       (71)           4                      (67)
                                                                                                             ------
Total comprehensive income                                                                                      175
Issuance of partnership units by
 PIMCO Advisors L.P.                           6                                                                  6
-------------------------------------------------------------------------------------------------------------------

BALANCES, DECEMBER 31, 1998           30     126              1,664       507            1                    2,328
Comprehensive loss:
  Net income                                                    371                                             371
  Other comprehensive loss                                               (785)          (1)                    (786)
                                                                                                             ------
Total comprehensive loss                                                                                       (415)
Issuance of partnership units by
 PIMCO Advisors L.P.                          11                                                                 11
Capital contribution                           3                                                                  3
Purchase of ESOP note                                $(13)                                                      (13)
Allocation of unearned ESOP Shares                      1                                                         1
-------------------------------------------------------------------------------------------------------------------

BALANCES, DECEMBER 31, 1999           30     140      (12)    2,035      (278)          -                     1,915
Comprehensive income:
  Net income                                                    995                                             995
  Other comprehensive income (loss)                                       236           (4)         $77         309
                                                                                                             ------
Total comprehensive income                                                                                    1,304
Issuance of partnership units by
 PIMCO Advisors L.P.                           5                                                                  5
Allocation of unearned ESOP Shares             2        6                                                         8
-------------------------------------------------------------------------------------------------------------------

BALANCES, DECEMBER 31, 2000          $30    $147     $ (6)   $3,030      $(42)         $(4)         $77      $3,232
===================================================================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                   Years Ended December 31,
                                                   2000        1999      1998
--------------------------------------------------------------------------------
                                                         (In Millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                          $   995   $   371   $   242
Adjustments to reconcile net income to net cash
 provided by operating activities:
  Amortization on fixed maturity securities             (72)      (78)      (39)
  Depreciation and other amortization                    36        21        26
  Earnings of equity method investees                   (23)      (93)      (99)
  Deferred income taxes                                 424        (8)      (21)
  Net realized investment gains                      (1,002)     (102)      (40)
  Net change in deferred policy acquisition costs      (339)     (545)     (172)
  Interest credited to universal life and invest-
   ment-type products                                   934       904       881
  Change in trading securities                           29        (3)      (14)
  Change in accrued investment income                   (48)      (28)        3
  Change in future policy benefits                      145        58       (10)
  Change in other assets and liabilities                 86       206       102
--------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES             1,165       703       859
--------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Securities available for sale:
  Purchases                                          (2,903)   (4,173)   (4,331)
  Sales                                               1,595     2,334     2,209
  Maturities and repayments                           1,601     1,400     2,222
Repayments of mortgage loans                            700       681       335
Proceeds from sales of mortgage loans and real
 estate                                                   1        24        43
Purchases of mortgage loans and real estate            (806)     (886)   (1,246)
Distributions from partnerships                          62       138       120
Change in policy loans                                 (422)     (255)     (130)
Cash received from acquisition of insurance block
 of business                                                      165
Other investing activity, net                          (720)      255      (466)
--------------------------------------------------------------------------------
NET CASH USED IN INVESTING ACTIVITIES                  (892)     (317)   (1,244)
--------------------------------------------------------------------------------

(Continued)

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                               Years Ended December 31,
(Continued)                                     2000      1999      1998
--------------------------------------------------------------------------
                                                    (In Millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits                                    $  4,090  $  4,453  $  4,007
  Withdrawals                                   (4,734)   (4,322)   (3,771)
Net change in short-term and long-term debt        135      (220)      192
Purchase of ESOP note                                        (13)
Allocation of unearned ESOP shares                   8         1
--------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) FINANCING
 ACTIVITIES                                       (501)     (101)      428
--------------------------------------------------------------------------

Net change in cash and cash equivalents           (228)      285        43
Cash and cash equivalents, beginning of year       439       154       111
--------------------------------------------------------------------------

CASH AND CASH EQUIVALENTS, END OF YEAR        $    211  $    439  $    154
==========================================================================

SUPPLEMENTAL SCHEDULE OF INVESTING AND FINANCING ACTIVITIES

In connection with the acquisition of an annuity block of business in 1999, as discussed in Note 4, the following assets and liabilities were assumed:

     Fixed maturity securities                          $  1,593
     Cash and cash equivalents                               165
     Other assets                                            100
                                                        --------
        Total assets assumed                            $  1,858
                                                        ========

     Annuity reserves                                   $  1,847
     Other liabilities                                        11
                                                        --------
        Total liabilities assumed                       $  1,858
                                                        ========

==========================================================================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

Income taxes paid                             $     74  $     83  $    128
Interest paid                                 $     28  $     23  $     24
==========================================================================

See Notes to Consolidated Financial Statements

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   ORGANIZATION AND DESCRIPTION OF BUSINESS

   Pacific Life Insurance Company (Pacific Life) was established in 1868 and is organized under the laws of the State of California as a stock life insurance company. Pacific Life is an indirect subsidiary of Pacific Mutual Holding Company (PMHC), a mutual holding company, and a wholly owned subsidiary of Pacific LifeCorp, an intermediate stock holding company. PMHC and Pacific LifeCorp were organized pursuant to consent received from the Insurance Department of the State of California and the implementation of a plan of conversion to form a mutual holding company structure in 1997 (the Conversion).

   Pacific Life and its subsidiaries and affiliates have primary business operations which consist of life insurance, annuities, pension and institutional products, group employee benefits, broker-dealer operations, and investment management and advisory services. Pacific Life's primary business operations provide a broad range of life insurance, asset accumulation and investment products for individuals and businesses and offer a range of investment products to institutions and pension plans.

   BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

   The accompanying consolidated financial statements of Pacific Life Insurance Company and Subsidiaries (the Company) have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) and include the accounts of Pacific Life and its majority owned and controlled subsidiaries. All significant intercompany transactions and balances have been eliminated. Pacific Life prepares its regulatory financial statements based on accounting practices prescribed or permitted by the Insurance Department of the State of California. These consolidated financial statements differ from those filed with regulatory authorities (Note 2).

   NEW ACCOUNTING PRONOUNCEMENTS

   On January 1, 2000, the Company adopted the American Institute of Certified Public Accountants Statement of Position (SOP) 98-7, Deposit Accounting:
   Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk. SOP 98-7 provides guidance on how to account for insurance and reinsurance contracts that do not transfer insurance risk under a method referred to as deposit accounting. Adoption of this SOP did not have a material impact on the Company's consolidated financial statements.

   In September 2000, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standard (SFAS) No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - a replacement of FASB Statement No. 125. SFAS No. 140 revises the standards of accounting for securitizations and other transfers of financial assets and collateral and requires certain disclosures, but it carries over most of SFAS No. 125's provisions without reconsideration. It is effective for transfers of financial assets and extinguishments of liabilities occurring after March 31, 2001 and is effective for recognition and reclassification of collateral for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. Implementation of SFAS No. 140 is not expected to have a material impact on the Company's consolidated financial statements.

   Effective January 1, 2001, the Company will adopt the requirements of SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133, and SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities - an amendment of FASB Statement No. 133, and supplemented by implementation guidance issued by the FASB's Derivatives Implementation Group. SFAS No. 133 requires, among other things, that all derivatives be recognized as either assets or liabilities and measured at estimated fair value. The corresponding derivative gains and losses should be reported based upon the hedge

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   relationship, if such a relationship exists. Changes in the estimated fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS No. 133 are required to be reported in income. SFAS No. 138 amended SFAS No. 133 so that for interest rate hedges, a company may designate as the hedged risk, the risk of changes only in a benchmark interest rate. Also, credit risk is newly defined as the company-specific spread over the benchmark interest rate and may be hedged separately from, or in combination with, the benchmark interest rate. Implementation of SFAS No. 133, as amended, is not expected to have a material impact on the Company's consolidated financial statements. However, the FASB's Derivative Implementation Group continues to deliberate on multiple issues, the resolution of which could have a significant impact on the Company's expectations.

   INVESTMENTS

   Available for sale fixed maturity securities and equity securities are reported at estimated fair value, with unrealized gains and losses, net of deferred income taxes and adjustments related to deferred policy acquisition costs, recorded as a component of other comprehensive income
   (loss). The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary. Trading securities are reported at fair value with unrealized gains and losses included in net realized investment gains.

   For mortgage-backed securities included in fixed maturity securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities. This adjustment is reflected in net investment income.

   Realized gains and losses on investment transactions are determined on a specific identification basis and are included in net realized investment gains.

   Derivative financial instruments are carried at estimated fair value. Unrealized gains and losses of derivatives used to hedge securities classified as available for sale are recorded as a component of other comprehensive income (loss), similar to the accounting of the underlying hedged assets. Realized gains and losses on derivatives used for hedging are deferred and amortized over the average life of the related hedged assets or liabilities. Unrealized gains and losses of other derivatives are included in net realized investment gains.

   Mortgage loans, net of valuation allowances, and policy loans are stated at unpaid principal balances.

   Real estate is carried at depreciated cost, net of writedowns, or, for real estate acquired in satisfaction of debt, estimated fair value less estimated selling costs at the date of acquisition, if lower than the related unpaid balance.

   Partnership and joint venture interests in which the Company does not have a controlling interest or a majority ownership are generally recorded using the equity method of accounting and are included in other investments.

   Investments in Low Income Housing Tax Credits (LIHTC) are included in other investments. These investments are recorded under either the effective interest method or the equity method. For investments in LIHTC recorded under the effective interest method, the amortization of the original investment and the tax credits are recorded in the provision for income taxes. For investments in LIHTC recorded under the equity method, the amortization of the initial investment is included in net investment income and the related tax credits are recorded in the provision for income taxes. The amortization recorded in net investment income was $33 million, $22 million and $11 million for the years ended December 31, 2000, 1999 and 1998, respectively.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   The Company, through its wholly owned subsidiary Pacific Asset Management LLC and subsidiaries (PAM), had an approximate 33% beneficial ownership interest in PIMCO Advisors L.P. (PIMCO Advisors) as of December 31, 1999 and May 4, 2000, through the direct and indirect ownership of PIMCO Advisors' Class A limited partnership units (Class A units). This interest was accounted for using the equity method through May 4, 2000.

   On May 5, 2000, a transaction was closed whereby Allianz of America, Inc. (Allianz), a subsidiary of Allianz AG, acquired substantially all interests in PIMCO Advisors other than those beneficially owned by PAM. PAM exchanged its Class A units for a new security, PIMCO Advisors Class E limited partnership units (Class E units). This exchange resulted in a realized, pretax nonmonetary exchange gain of $1,082 million, based on the fair value of the Class A units exchanged, or $38.75 per unit, the per unit value that Allianz paid to acquire its interest in PIMCO Advisors. This gain is included in net realized investment gains for the year ended December 31, 2000. A net deferred tax liability in the amount of $365 million was also established.

   As a result of this transaction, the Company has virtually no influence over PIMCO Advisors' operating and financial policies. Effective May 5, 2000, the interest in PIMCO Advisors is being accounted for using the cost method. The interest in PIMCO Advisors, which is included in other investments, is being reported at estimated fair value, as determined by the put and call option price described below. An unrealized gain of $124 million, net of deferred income taxes of $47 million, is reported as a component of other comprehensive income (loss).

   In connection with this transaction, PAM entered into a Continuing Investment Agreement with Allianz with respect to its interest in PIMCO Advisors. The interest in PIMCO Advisors held by PAM is subject to put and call options held by PAM and Allianz, respectively. The put option gives PAM the right to require Allianz, on the last business day of each calendar quarter, to purchase all of the interest in PIMCO Advisors held by PAM. The put option price is based on the per unit amount, as defined in the Continuing Investment Agreement, for the most recently completed four calendar quarters multiplied by a factor of 14. The call option gives Allianz the right to require PAM, on any January 31, April 30, July 31, or October 31, beginning on January 31, 2003, to sell its interest in PIMCO Advisors to Allianz. The call option price is based on the per unit amount, as defined in the Continuing Investment Agreement, for the most recently completed four calendar quarters multiplied by a factor of 14 and can be exercised only if the call per unit value reaches a minimum value.

   CASH AND CASH EQUIVALENTS

   Cash and cash equivalents include all liquid debt instruments with an original maturity of three months or less.

   DEFERRED POLICY ACQUISITION COSTS

   The costs of acquiring new insurance business, principally commissions, medical examinations, underwriting, policy issue and other expenses, all of which vary with and are primarily related to the production of new business, have been deferred. For universal life and investment-type products, such costs are generally amortized over the expected life of the contract in proportion to the present value of expected gross profits using the assumed crediting rate. Adjustments are reflected in income or equity in the period the Company experiences deviations in gross profit assumptions. Adjustments directly affecting equity result from experience deviations due to changes in unrealized gains and losses in investments classified as available for sale. For traditional life insurance products, such costs are being amortized over the premium-paying period of the related policies in proportion to premium revenues recognized, using assumptions consistent with those used in computing policy reserves.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   Components of deferred policy acquisition costs are as follows:

                                                  Years Ended December 31,
                                                    2000      1999     1998
                                                  ---------------------------
                                                       (In Millions)
        Balance, January 1                          $1,446    $  901    $717
        Additions:
          Capitalized during the year                  621       538     275
          Acquisition of insurance block of
           business                                               75
                                                  --------------------------
        Total additions                                621       613     275
                                                  --------------------------
        Amortization:
          Allocated to commission expenses            (174)     (112)    (68)
          Allocated to operating expenses              (54)      (49)    (29)
          Allocated to unrealized gains (losses)       (54)       93       6
                                                  --------------------------
        Total amortization                            (282)      (68)    (91)
                                                  --------------------------
        Balance, December 31                        $1,785  $  1,446    $901
                                                  ==========================

   UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCTS

   Universal life and investment-type products, including guaranteed interest contracts and funding agreements, are valued using the retrospective deposit method and consist principally of deposits received plus interest credited less accumulated assessments. Interest credited to these policies primarily ranged from 4.0% to 8.4% during 2000, 1999 and 1998.

   FUTURE POLICY BENEFITS

   Life insurance reserves are valued using the net level premium method. Interest rate assumptions ranged from 4.5% to 9.3% for 2000, 1999 and 1998. Mortality, morbidity and withdrawal assumptions are generally based on the Company's experience, modified to provide for possible unfavorable deviations. Future dividends for participating business are provided for in the liability for future policy benefits. Dividends to policyholders are included in policy benefits paid or provided.

   Dividends are accrued based on dividend formulas approved by the Board of Directors and reviewed for reasonableness and equitable treatment of policyholders by an independent consulting actuary. As of December 31, 2000 and 1999, participating experience rated policies paying dividends represent less than 1% of direct written life insurance in force.

   REVENUES, BENEFITS AND EXPENSES

   Insurance premiums are recognized as revenue when due. Benefits and expenses, other than deferred policy acquisition costs, are recognized when incurred.

   Generally, receipts for universal life and investment-type products are classified as deposits. Policy fees from these contracts include mortality charges, surrender charges and earned policy service fees. Expenses related to these products include interest credited to account balances and benefit amounts in excess of account balances.

   Commission revenue from Pacific Life's broker-dealer subsidiaries is recorded on the trade date.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   DEPRECIATION AND AMORTIZATION

   Depreciation of investment real estate is computed on the straight-line method over the estimated useful lives, which range from 5 to 30 years. Certain other assets are depreciated or amortized on the straight-line method over periods ranging from 3 to 40 years. Depreciation of investment real estate is included in net investment income. Depreciation and amortization of certain other assets is included in operating expenses.

   INCOME TAXES

   Pacific Life is taxed as a life insurance company for income tax purposes. Pacific Life and its includable subsidiaries are included in the consolidated income tax returns of PMHC and are allocated an expense or benefit based principally on the effect of including their operations in the consolidated provisions. Deferred income taxes are provided for timing differences in the recognition of revenues and expenses for financial reporting and income tax purposes.

   SEPARATE ACCOUNTS

   Separate account assets are recorded at estimated fair value and the related liabilities represent segregated contract owner funds maintained in accounts with individual investment objectives. The investment results of separate account assets generally pass through to separate account contract owners.

   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

   The estimated fair value of financial instruments, disclosed in Notes 5, 6 and 7, has been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented may not be indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a significant effect on the estimated fair value amounts.

   RISKS AND UNCERTAINTIES

   The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, investment market risk, credit risk and legal and regulatory changes.

   Interest rate risk is the potential for interest rates to change, which can cause fluctuations in the value of investments. To the extent that fluctuations in interest rates cause the duration of assets and liabilities to differ, the Company may have to sell assets prior to their maturity and realize losses. The Company controls its exposure to this risk by, among other things, asset/liability matching techniques that attempt to match the duration of assets and liabilities and utilization of derivative instruments. Additionally, the Company includes contractual provisions limiting withdrawal rights for certain of its products. A substantial portion of the Company's liabilities are not subject to surrender or can be surrendered only after deduction of a surrender charge or a market value adjustment.

   Credit risk is the risk that issuers of investments owned by the Company may default or that other parties may not be able to pay amounts due to the Company. The Company manages its investments to limit credit risk by diversifying its portfolio among various security types and industry sectors. The credit risk of financial instruments is controlled through credit approval procedures, limits and ongoing monitoring. Real estate and mortgage loan investment risks are limited by diversification of geographic location and property type. Management does not believe that significant concentrations of credit risk exist.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

   The Company is also exposed to credit loss in the event of nonperformance by the counterparties to interest rate swap contracts and other derivative securities. The Company manages this risk through credit approvals and limits on exposure to any specific counterparty. However, the Company does not anticipate nonperformance by the counterparties.

   The Company is subject to various state and Federal regulatory authorities. The potential exists for changes in regulatory initiatives which can result in additional, unanticipated expense to the Company. Existing Federal laws and regulations affect the taxation of life insurance or annuity products and insurance companies. There can be no assurance as to what, if any, cases might be decided or future legislation might be enacted, or if decided or enacted, whether such cases or legislation would contain provisions with possible negative effects on the Company's life insurance or annuity products.

   USE OF ESTIMATES

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   RECLASSIFICATIONS

   Certain prior year amounts have been reclassified to conform to the 2000 financial statement presentation.

2.  STATUTORY RESULTS

   The following are reconciliations of statutory capital and surplus, and statutory net income for Pacific Life, as calculated in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of California, to the amounts reported as stockholder's equity and net income included on the accompanying consolidated financial statements:

                                                          December 31,
                                                           2000    1999
                                                          --------------
                                                          (In Millions)
         Statutory capital and surplus                    $1,678  $1,219
           Deferred policy acquisition costs               1,764   1,399
           Asset valuation reserve                           524     232
           Deferred income taxes                             181     305
           Non admitted assets                               115      83
           Subsidiary equity                                  50      25
           Accumulated other comprehensive income (loss)      31    (278)
           Surplus notes                                    (150)   (150)
           Insurance and annuity reserves                   (767)   (845)
           Other                                            (194)    (75)
                                                          --------------
         Stockholder's equity as reported herein          $3,232  $1,915
                                                          ==============

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2. STATUTORY RESULTS (Continued)


                                               Years Ended December 31,
                                                2000      1999      1998
                                              ----------------------------
                                                    (In Millions)
         Statutory net income                 $    141  $    168  $    188
           Earnings of subsidiaries                674       (27)      (33)
           Deferred policy acquisition costs       393       379       177
           Deferred income taxes                   (87)       (3)       18
           Insurance and annuity reserves         (106)     (184)     (145)
           Other                                   (20)       38        37
                                              ----------------------------
         Net income as reported herein        $    995  $    371  $    242
                                              ============================

   RISK-BASED CAPITAL

   Risk-based capital is a method developed by the National Association of Insurance Commissioners (NAIC) to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. The adequacy of a company's actual capital is measured by the risk-based capital results, as determined by the formulas. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. As of December 31, 2000 and 1999, Pacific Life and Pacific Life & Annuity Company (PL&A), a wholly owned Arizona domiciled life insurance subsidiary of Pacific Life, exceeded the minimum risk-based capital requirements.

   CODIFICATION

   In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles (Codification). Codification, which is intended to standardize regulatory accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The Insurance Departments of the States of Arizona and California will require adoption of Codification for the preparation of statutory financial statements effective January 1, 2001. The impact of adopting Codification will be reported as an adjustment to statutory surplus on the effective date. The Company has not yet finalized the effects of adopting Codification, but anticipates that there will not be any adverse effect on the statutory surplus of Pacific Life or PL&A.

   PERMITTED PRACTICE

   Effective May 5, 2000, the Insurance Department of the State of California approved a permitted practice allowing Pacific Life to apply the accounting guidance promulgated for limited liability companies in Statement of Statutory Accounting Principle (SSAP) No. 48, Joint Ventures, Partnerships and Limited Liability Companies, and SSAP No. 46, Investments in Subsidiary, Controlled and Affiliated Entities, prior to the effective date of Codification, for its investment in PAM. Under this permitted practice, PAM is accounted for using the equity method of accounting. The permitted practice also required that the equity of PAM be adjusted for any tax effects not recorded at PAM due to its limited liability company structure.

   Prior to May 5, 2000, net cash distributions received on PAM's interest in PIMCO Advisors were recorded as income, as permitted by the Insurance Department of the State of California.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2. STATUTORY RESULTS (Continued)

   DIVIDEND RESTRICTIONS

   Dividend payments by Pacific Life to Pacific LifeCorp in any 12-month period cannot exceed the greater of 10% of statutory capital and surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Insurance Department of the State of California. Based on this limitation and 2000 statutory results, Pacific Life could pay $161 million in dividends in 2001 without prior approval. No dividends were paid during 2000, 1999 and 1998.

   The maximum amount of ordinary dividends that can be paid by PL&A without restriction cannot exceed the lesser of 10% of statutory surplus as regards to policyholders, or the statutory net gain from operations. No dividends were paid during 2000, 1999 and 1998. Based on this limitation and 2000 statutory results, PL&A could pay $22 million in dividends in 2001 without prior approval.

3. CLOSED BLOCK

   In connection with the Conversion, an arrangement known as a closed block (the Closed Block) was established, for dividend purposes only, for the exclusive benefit of certain individual life insurance policies that had an experience based dividend scale for 1997. The Closed Block was designed to give reasonable assurance to holders of Closed Block policies that policy dividends will not change solely as a result of the Conversion.

   Assets that support the Closed Block, which are primarily included in fixed maturity securities, policy loans and accrued investment income, amounted to $290 million and $294 million as of December 31, 2000 and 1999, respectively. Liabilities allocated to the Closed Block, which are primarily included in future policy benefits, amounted to $330 million and $342 million as of December 31, 2000 and 1999, respectively. The contribution to income from the Closed Block amounted to $6 million, $4 million and $5 million and is primarily included in insurance premiums, net investment income and policy benefits paid or provided for the years ended December 31, 2000, 1999 and 1998, respectively.

4. ACQUISITIONS

   In 1999, Pacific Life acquired a payout annuity block of business from Confederation Life Insurance Company (U.S.) in Rehabilitation, which is currently under rehabilitation (Confederation Life). On the effective date, this block of business consisted of approximately 16,000 annuitants having reserves of $1.8 billion. The assets received as part of this acquisition amounted to $1.6 billion in fixed maturity securities and $0.2 billion in cash. The cost of acquiring this annuity business, representing the amount equal to the excess of the estimated fair value of the reserves assumed over the estimated fair value of the assets acquired, is included in deferred policy acquisition costs.

   During 1999, Pacific Life acquired a 95% interest in Grayhawk Golf Holdings, LLC, which owns 100% of a real estate investment property in Arizona.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5. INVESTMENTS

   The amortized cost, gross unrealized gains and losses, and estimated fair value of fixed maturity and equity securities available for sale are shown below. The estimated fair value of publicly traded securities is based on quoted market prices. For securities not actively traded, estimated fair values were provided by independent pricing services specializing in matrix pricing and modeling techniques. The Company also estimates certain fair values based on interest rates, credit quality and average maturity or from securities with comparable trading characteristics.

                                                Gross Unrealized
                                      Amortized -----------------  Estimated
                                        Cost     Gains    Losses   Fair Value
                                      ---------------------------------------
                                                  (In Millions)
    As of December 31, 2000:
    ------------------------
    U.S. Treasury securities and
     obligations of
     U.S. government authorities and
     agencies                          $    32      $  2             $    34
    Obligations of states and
     political subdivisions                641        55     $  1        695
    Foreign governments                    302        20        5        317
    Corporate securities                 8,780       258      232      8,806
    Mortgage-backed and asset-backed
     securities                          5,230       101      100      5,231
    Redeemable preferred stock              52         9        8         53
                                      --------------------------------------
    Total fixed maturity securities    $15,037      $445     $346    $15,136
                                      ======================================
    Total equity securities            $   173      $ 18     $ 12    $   179
                                      ======================================
    As of December 31, 1999:
    ------------------------
    U.S. Treasury securities and
     obligations of
     U.S. government authorities and
     agencies                          $    93      $  9     $  1    $   101
    Obligations of states and
     political subdivisions                642        13       28        627
    Foreign governments                    285        11        7        289
    Corporate securities                 8,740       220      387      8,573
    Mortgage-backed and asset-backed
     securities                          5,324        34      251      5,107
    Redeemable preferred stock             108        14        5        117
                                      --------------------------------------
    Total fixed maturity securities    $15,192      $301     $679    $14,814
                                      ======================================
    Total equity securities            $   269      $ 57     $ 31    $   295
                                      ======================================


                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5. INVESTMENTS (Continued)

   The amortized cost and estimated fair value of fixed maturity securities available for sale as of December 31, 2000, by contractual repayment date of principal, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                   Amortized Estimated
                                                     Cost    Fair Value
                                                   --------------------
                                                      (In Millions)
        Due in one year or less                     $   538    $   545
        Due after one year through five years         3,669      3,749
        Due after five years through ten years        2,833      2,835
        Due after ten years                           2,767      2,776
                                                   -------------------
                                                      9,807      9,905
        Mortgage-backed and asset-backed
         securities                                   5,230      5,231
                                                   -------------------
        Total                                       $15,037    $15,136
                                                   ===================

   Major categories of investment income are summarized as follows:

                                   Years Ended December 31,
                                     2000    1999    1998
                                   ------------------------
                                        (In Millions)
        Fixed maturity securities    $1,109  $1,030  $  930
        Equity securities                13      15      14
        Mortgage loans                  225     205     175
        Real estate                      61      46      38
        Policy loans                    182     159     161
        Other                           155     132     203
                                   ------------------------
          Gross investment income     1,745   1,587   1,521
        Investment expense              130     114     107
                                   ------------------------
          Net investment income      $1,615  $1,473  $1,414
                                   ========================


                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5. INVESTMENTS (Continued)

   Net realized investment gain, including changes in valuation allowances, are as follows:

                                             Years Ended December 31,
                                                 2000   1999 1998
                                             ------------------------
                                                  (In Millions)
        Fixed maturity securities             $    2    $ 16    $  8
        Equity securites                         (13)     58      35
        Mortgage loans                            11      10     (11)
        Real estate                               (3)     18       1
        Interest in PIMCO Advisors (Note 1)    1,082
        Other investments                        (77)              7
                                             ------------------------
        Total                                 $1,002    $102    $ 40
                                             ========================

   The change in gross unrealized gain on investments in available for sale and trading securities is as follows:

                                             December 31,
                                         2000   1999    1998
                                        --------------------
                                            (In Millions)
        Available for sale securities:
          Fixed maturity                $477  $ ( 925) $(229)
          Equity                         (20)    (157)    63
                                        --------------------
        Total                           $457  $(1,082) $(166)
                                        --------------------
        Trading securities              $  6  $     0  $   3
                                        ====================

   Gross gains of $125 million, $188 million and $113 million and gross losses of $44 million, $62 million and $39 million on sales of available for sale securities were realized for the years ended December 31, 2000, 1999 and 1998, respectively.

   As of December 31, 2000 and 1999, investments in fixed maturity securities with a carrying value of $13 million were on deposit with state insurance departments to satisfy regulatory requirements. The Company's interest in PIMCO Advisors (Note 1) exceeds 10% of total stockholder's equity as of December 31, 2000.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6. FINANCIAL INSTRUMENTS

   The estimated fair values of the Company's financial instruments are as follows:

                                         December 31, 2000   December 31, 1999
                                        ------------------- -------------------
                                        Carrying  Estimated Carrying  Estimated
                                        Amount   Fair Value   Amount Fair Value
                                        ---------------------------------------
                                                     (In Millions)
    Assets:
      Fixed maturity and equity
       securities (Note 5)              $15,315   $15,315   $15,109   $15,109
      Trading securities                     71        71       100       100
      Mortgage loans                      3,026     3,246     2,920     2,984
      Policy loans                        4,680     4,680     4,258     4,258
      Cash and cash equivalents             211       211       439       439
      Interest in PIMCO Advisors (Note
       1)                                 1,548     1,548
      Derivative instruments (Note 7)        15        15        44        44
    Liabilities:
      Guaranteed interest contracts       6,676     6,803     6,365     6,296
      Deposit liabilities                   470       483       545       534
      Annuity liabilities                 1,114     1,114     1,305     1,305
      Short-term debt                       195       195        60        60
      Long-term debt                        164       166       164       164
      Derivative instruments (Note 7)       445       445       230       230

   The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 2000 and 1999:

   TRADING SECURITIES

   The fair value of trading securities is based on quoted market prices.

   MORTGAGE LOANS

   The estimated fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using a year-end market rate which is applicable to the yield, credit quality and average maturity of the composite portfolio.

   POLICY LOANS

   The carrying amounts of policy loans are a reasonable estimate of their fair values because interest rates are generally variable and based on current market rates.

   CASH AND CASH EQUIVALENTS

   The carrying values approximate fair values due to the short-term maturities of these instruments.

   GUARANTEED INTEREST CONTRACTS AND DEPOSIT LIABILITIES

   The estimated fair value of fixed maturity guaranteed interest contracts is estimated using the rates currently offered for deposits of similar remaining maturities. The estimated fair value of deposit liabilities with no defined maturities is the amount payable on demand.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6. FINANCIAL INSTRUMENTS (Continued)

   ANNUITY LIABILITIES

   The estimated fair value of annuity liabilities approximates carrying value and primarily includes policyholder deposits and accumulated credited interest.

   SHORT-TERM DEBT

   The carrying amount of short-term debt is a reasonable estimate of its fair value because the interest rates are variable and based on current market rates.

   LONG-TERM DEBT

   The estimated fair value of surplus notes (Note 10) is based on market quotes. The carrying amount of other long-term debt is a reasonable estimate of its fair value because the interest on the debt is approximately the same as current market rates.

   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

   Pacific Life has issued certain contracts to 401(k) plans totaling $1.7 billion as of December 31, 2000, pursuant to the terms of which the 401(k) plan retains direct ownership and control of the assets related to these contracts. Pacific Life agrees to provide benefit responsiveness in the event that plan benefit requests exceed plan cash flows. In return for this guarantee, Pacific Life receives a fee which varies by contract. Pacific Life sets the investment guidelines to provide for appropriate credit quality and cash flow matching.

7. DERIVATIVE INSTRUMENTS

   Derivatives are financial instruments whose value or cash flows are derived from another source, such as an underlying security. They can facilitate total return and, when used for hedging, they achieve the lowest cost and most efficient execution of positions. Derivatives can also be used as leverage by using very large notional amounts or by creating formulas that multiply changes in the underlying security. The Company's approach is to avoid highly leveraged or overly complex investments. The Company utilizes certain derivative financial instruments to diversify its business risk and to minimize its exposure to fluctuations in market prices, interest rates or basis risk, as well as for facilitating total return. Risk is limited through modeling derivative performance in product portfolios for hedging and setting loss limits in total return portfolios.

   Derivatives used by the Company involve elements of credit risk and market risk in excess of amounts recognized on the accompanying consolidated financial statements. The notional amounts of these instruments reflect the extent of involvement in the various types of financial instruments. The estimated fair values of these instruments are based on dealer quotations or internal price estimates believed to be comparable to dealer quotations. These amounts estimate what the Company would have to pay or receive if the contracts were terminated at that time. The Company determines, on an individual counterparty basis, the need for collateral or other security to support financial instruments with off-balance sheet counterparty risk.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. DERIVATIVE INSTRUMENTS (Continued)

   Outstanding derivatives with off-balance sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values as of December 31, 2000 and 1999 are as follows:

                                                          Assets (Liabilities)
                                                -----------------------------------------
                                 Notional or    Carrying  Estimated  Carrying  Estimated
                              Contract Amounts   Value    Fair Value  Value    Fair Value
                              ----------------- --------  ---------- --------  ----------
                                2000     1999     2000       2000      1999       1999
                              -----------------------------------------------------------
                                                    (In Millions)
    Interest rate floors,
     caps, options
     and swaptions              $  715   $1,003   $  15      $  15     $   5       $   5
    Interest rate swap
     contracts                   2,649    2,867     (89)       (89)       39          39
    Asset swap contracts            87       58      (3)        (3)       (4)         (4)
    Credit default and total
     return swaps                3,809    2,062    (129)      (129)      (43)        (43)
    Financial futures
     contracts                      26      677
    Foreign currency
     derivatives                 2,488    1,685    (224)      (224)     (183)       (183)
                              ----------------------------------------------------------
     Total derivatives          $9,774   $8,352   $(430)     $(430)    $(186)      $(186)
                              ==========================================================

   A reconciliation of the notional or contract amounts and discussion of the various derivative instruments are as follows:

                                   Balance               Terminations Balance
                                  Beginning                  and      End of
                                   of Year  Acquisitions  Maturities   Year
                                  -------------------------------------------
                                                 (In Millions)
    December 31, 2000:
    ------------------
    Interest rate floors, caps,
     options and swaptions         $1,003      $  160       $  448    $  715
    Interest rate swap contracts    2,867       2,420        2,638     2,649
    Asset swap contracts               58          45           16        87
    Credit default and total
     return swaps                   2,062       2,853        1,106     3,809
    Financial futures contracts       677       2,731        3,382        26
    Foreign currency derivatives    1,685       1,079          276     2,488
                                  ------------------------------------------
     Total                         $8,352      $9,288       $7,866    $9,774
                                  ==========================================
    December 31, 1999:
    ------------------
    Interest rate floors, caps,
     options and swaptions         $2,653      $  671       $2,321    $1,003
    Interest rate swap contracts    2,608       1,226          967     2,867
    Asset swap contracts               63           8           13        58
    Credit default and total
     return swaps                     650       1,617          205     2,062
    Financial futures contracts       609       5,587        5,519       677
    Foreign currency derivatives    1,131         874          320     1,685
                                  ------------------------------------------
     Total                         $7,714      $9,983       $9,345    $8,352
                                  ==========================================

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. DERIVATIVE INSTRUMENTS (Continued)

   The following table presents the notional amounts of derivative financial instruments by maturity as of December 31, 2000:

                                          Remaining Life
                           ---------------------------------------------
                                     After One    After Five
                           One Year Year Through Years Through After Ten
                           or Less   Five Years    Ten Years     Years   Total
                           ----------------------------------------------------
                                              (In Millions)
    Interest rate floors,
     caps, options and
     swaptions              $   15     $  450       $  250               $  715
    Interest rate swap
     contracts                  43      1,204        1,109      $  293    2,649
    Asset swap contracts         4         83                                87
    Credit default and
     total return swaps        962      2,265          240         342    3,809
    Financial futures
     contracts                  26                                           26
    Foreign currency
     derivatives                44        813        1,205         426    2,488
                           ----------------------------------------------------
    Total                   $1,094     $4,815       $2,804      $1,061   $9,774
                           ====================================================

   Interest Rate Floors, Caps, Options and Swaptions
   -------------------------------------------------

   The Company uses interest rate floors, caps, options and swaptions to hedge against fluctuations in interest rates and to take positions in its total return portfolios. Interest rate floor agreements entitle the Company to receive the difference when the current rate of the underlying index is below the strike rate. Interest rate cap agreements entitle the Company to receive the difference when the current rate of the underlying index is above the strike rate. Options purchased involve the right, but not the obligation, to purchase the underlying securities at a specified price during a given time period. Swaptions are options to enter into a swap transaction at a specified price. The Company uses written covered call options on a limited basis. Gains and losses on covered calls are offset by gains and losses on the underlying position. Floors, caps and options are reported as assets and options written are reported as liabilities. Cash requirements for these instruments are generally limited to the premium paid by the Company at acquisition. The purchase premium of these instruments is amortized on a constant effective yield basis and included as a component of net investment income over the term of the agreement.

   Interest Rate Swap Contracts
   ----------------------------

   The Company uses interest rate swaps to manage interest rate risk and to take positions in its total return portfolios. The interest rate swap agreements generally involve the exchange of fixed and floating rate interest payments or the exchange of floating to floating interest payments tied to different indexes. Generally, no premium is paid to enter into the contract and no principal payments are made by either party. The amounts to be received or paid pursuant to these agreements are accrued and recognized through an adjustment to net investment income over the life of the agreements.

   Asset Swap Contracts
   --------------------

   The Company uses asset swap contracts to manage interest rate and equity risk to better match portfolio duration to liabilities. Asset swap contracts involve the exchange of upside equity potential for fixed income streams. The amounts to be received or paid pursuant to these agreements are accrued and recognized through an adjustment to net investment income over the life of the agreements.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7. DERIVATIVE INSTRUMENTS (Continued)

   Credit Default and Total Return Swaps
   -------------------------------------

   The Company uses credit default and total return swaps to take advantage of market opportunities. Credit default swaps involve the receipt of fixed rate payments in exchange for assuming potential credit exposure of an underlying security. Total return swaps involve the exchange of floating rate payments for the total return performance of a specified index or market. Fee amounts received or paid pursuant to these agreements are recognized in net investment income over the life of the agreements.

   Financial Futures Contracts
   ---------------------------

   The Company uses exchange-traded financial futures contracts to hedge cash flow timing differences between assets and liabilities and overall portfolio duration. Assets and liabilities are rarely acquired or sold at the same time, which creates a need to hedge their change in value during the unmatched period. In addition, foreign currency futures may be used to hedge foreign currency risk on non-U.S. dollar denominated securities. Financial futures contracts obligate the holder to buy or sell the underlying financial instrument at a specified future date for a set price and may be settled in cash or by delivery of the financial instrument. Price changes on futures are settled daily through the required margin cash flows. The notional amounts of the contracts do not represent future cash requirements, as the Company intends to close out open positions prior to expiration.

   Foreign Currency Derivatives
   ----------------------------

   The Company enters into foreign exchange forward contracts and swaps to hedge against fluctuations in foreign currency exposure. Foreign currency derivatives involve the exchange of foreign currency denominated payments for U.S. dollar denominated payments. Gains and losses on foreign exchange forward contracts offset losses and gains, respectively, on the related foreign currency denominated assets. The amounts to be received or paid under the foreign currency swaps are accrued and recognized through an adjustment to net investment income over the life of the agreements.

8. UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCTS

   The detail of universal life and investment-type product liabilities is as follows:

                                      December 31,
                                      2000    1999
                                     ---------------
                                      (In Millions)
           Universal life            $11,405 $10,808
           Investment-type products    8,005   8,238
                                     ---------------
                                     $19,410 $19,046
                                     ===============

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8. UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCTS (Continued)

   The detail of universal life and investment-type products policy fees and interest credited, net of reinsurance ceded, is as follows:

                                       Years Ended December 31,
                                        2000     1999     1998
                                      --------------------------
                                            (In Millions)
          Policy fees:
            Universal life                $541     $509     $440
            Investment-type products       228      145       85
                                      --------------------------
          Total policy fees               $769     $654     $525
                                      ==========================
          Interest credited:
            Universal life                $467     $444     $441
            Investment-type products       467      460      440
                                      --------------------------
          Total interest credited         $934     $904     $881
                                      ==========================

9. LIABILITY FOR GROUP HEALTH UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

   Activity in the liability for group health unpaid claims and claim adjustment expenses, which is included in future policy benefits, is summarized as follows:

                                        Years Ended December 31,
                                                2000      1999
                                        --------------------------
                                              (In Millions)
          Balance at January 1                  $116      $137
            Less reinsurance
             recoverables
                                        --------------------------
          Net balance at January 1               116       137
                                        --------------------------
          Incurred related to:
            Current year                         412       377
            Prior years                          (33)      (34)
                                        --------------------------
          Total incurred                         379       343
                                        --------------------------
          Paid related to:
            Current year                         300       287
            Prior years                           65        77
                                        --------------------------
          Total paid                             365       364
                                        --------------------------
          Net balance at December 31             130       116
            Plus reinsurance
             recoverables
                                        --------------------------
          Balance at December 31                $130      $116
                                        ==========================

   As a result of favorable settlement of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $33 million and $34 million for the years ended December 31, 2000 and 1999, respectively.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10. SHORT-TERM AND LONG-TERM DEBT

   Pacific Life borrows for short-term needs by issuing commercial paper. There was no commercial paper debt outstanding as of December 31, 2000 and 1999. As of December 31, 2000 and 1999, Pacific Life had a revolving credit facility of $350 million. There was no debt outstanding under the revolving credit facility as of December 31, 2000 and 1999.

   PAM had bank borrowings outstanding of $195 million and $60 million as of December 31, 2000 and 1999, respectively. The interest rate was 6.9% and 6.0% as of December 31, 2000 and 1999, respectively. The amount of the borrowings and the interest rates are reset monthly. The borrowing limit for PAM as of December 31, 2000 and 1999 was $215 million and $100 million, respectively.

   In connection with Pacific Life's acquisition of Grayhawk Golf Holdings, LLC in 1999, the Company assumed a note payable with a maturity date of May 22, 2008. The note bears a fixed rate of interest of 7.6%. The outstanding balance as of December 31, 2000 and 1999 was $15 million.

   Pacific Life has $150 million of long-term debt, which consists of surplus notes outstanding at an interest rate of 7.9% maturing on December 30, 2023. Interest is payable semiannually on June 30 and December 30. The surplus notes may not be redeemed at the option of Pacific Life or any holder of the surplus notes. The surplus notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of Pacific Life. Each payment of interest on and the payment of principal of the surplus notes may be made only with the prior approval of the Insurance Commissioner of the State of California. Interest expense amounted to $12 million for each of the years ended December 31, 2000, 1999 and 1998 and is included in net investment income.

11. INCOME TAXES

   The provision for income taxes is as follows:

                      Years Ended December 31,
                       2000     1999      1998
                     ---------------------------
                           (In Millions)
           Current       $ 34     $152      $134
           Deferred       424       (8)      (21)
                     ---------------------------
                         $458     $144      $113
                     ===========================

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11. INCOME TAXES (Continued)

   The sources of the Company's provision for deferred taxes are as follows:

                                                   Years Ended December 31,
                                                    2000      1999      1998
                                                  ----------------------------
                                                        (In Millions)
    Nonmonetary exchange of PIMCO Advisors
     units (Note 1)                                   $447
    Deferred policy acquisition costs                   57      $ 20      $(13)
    Policyholder reserves                               19        51       (30)
    Partnership income                                   3       (25)       21
    Duration hedging                                     3       (30)       21
    Nondeductible reserves                               1         4        28
    Investment valuation                               (19)      (28)      (24)
    Other                                               (5)                 (3)
                                                  ----------------------------
    Deferred taxes from operations                     506        (8)       -
    Release of deferred taxes in connection with
     the nonmonetary exchange of PIMCO Advisors
     units (Note 1)                                    (82)
    Release of subsidiary deferred taxes                                   (21)
                                                  ----------------------------
    Provision for deferred taxes                      $424      $ (8)     $(21)
                                                  ============================

   In connection with the nonmonetary exchange of partnership units at PIMCO Advisors, certain nonoperating deferred taxes previously established were released.

   The Company's acquisition of a controlling interest in a subsidiary allowed such subsidiary to be included in PMHC's consolidated income tax return. That inclusion resulted in the release of certain deferred taxes in 1998.

   A reconciliation of the provision for income taxes based on the prevailing corporate statutory tax rate to the provision reflected in the consolidated financial statements is as follows:

                                                 Years Ended December 31,
                                                  2000      1999      1998
                                                ----------------------------
                                                      (In Millions)
     Provision for income taxes at the
      statutory rate                                $509      $180      $124
       State income taxes                             25
       Nontaxable investment income                   (6)       (7)       (4)
       Low income housing tax credits                (22)      (19)       (4)
       Book to tax basis difference on
        nonmonetary exchange of PIMCO Advisors
        units (Note 1)                               (35)
       Other                                         (13)      (10)       (3)
                                                ----------------------------
     Provision for income taxes                     $458      $144      $113
                                                ============================

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11. INCOME TAXES (Continued)

   The net deferred tax asset (liability), included in other liabilities and other assets as of December 31, 2000 and 1999, respectively, is comprised of the following tax effected temporary differences:

                                                            December 31,
                                                            2000     1999
                                                           ---------------
                                                           (In Millions)
        Deferred tax assets
          Policyholder reserves                              $ 184    $204
          Investment valuation                                  92      73
          Deferred compensation                                 35      35
          Duration hedging                                      18      21
          Postretirement benefits                                8       9
          Dividends                                              7       8
          Other                                                 11      10
                                                           ---------------
        Total deferred tax assets                              355     360

        Deferred tax liabilities
          Nonmonetary exchange of PIMCO Advisors units
           (Note 1)                                            429
          Deferred policy acquisition costs                    101      44
          Partnership income                                    16
          Depreciation                                           2       3
                                                           ---------------
        Total deferred tax liabilities                         548      47
                                                           ---------------
          Net deferred tax asset (liability) from
           operations                                         (193)    313
          Unrealized (gain) loss on securities                 (23)    151
          Issuance of partnership units by PIMCO Advisors              (81)
                                                           ---------------
          Net deferred tax asset (liability)                 $(216)   $383
                                                           ===============

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12.COMPREHENSIVE INCOME (LOSS)

   The Company displays comprehensive income (loss) and its components on the accompanying consolidated statements of stockholder's equity and as follows. Other comprehensive income (loss) is shown net of reclassification adjustments and net of deferred income taxes. The disclosure of the gross components of other comprehensive income (loss) is as follows:

                                           For the Years Ended December 31,
                                              2000         1999        1998
                                           ------------------------------------
                                                     (In Millions)
    Gross Holding Gain (Loss):
      Holding gain (loss) on securities
       available for sale                       $ 388       $(1,175)      $(58)
      Income tax (expense) benefit               (135)          411         20

    Reclassification adjustment:
      Realized (gain) loss on sale of
       securities available for sale                3           (78)       (43)
      Income tax expense (benefit)                 (2)           28         15
    Allocation of holding (gain) loss
     to deferred policy acquisition costs         (27)           44         (7)
    Income tax (expense) benefit                    9           (15)         2
                                           -----------------------------------
    Net unrealized gain (loss) on
     securities available for sale                236          (785)       (71)

    Foreign currency translation
     adjustment                                    (4)           (1)         4
    Unrealized gain on interest in PIMCO
     Advisors                                      77
                                           -----------------------------------

    Other comprehensive income (loss)           $ 309         $(786)      $(67)
                                           ===================================

13. REINSURANCE

   The Company has reinsurance agreements with other insurance companies for the purpose of diversifying risk and limiting exposure on larger mortality risks or, in the case of a producer-owned reinsurance company, to diversify risk and retain top producing agents. Amounts receivable from reinsurers for reinsurance of future policy benefits, universal life deposits, and unpaid losses is included in other assets. All assets associated with business reinsured on a yearly renewable term and modified coinsurance basis remain with, and under the control of the Company. Amounts recoverable (payable) from (to) reinsurers include the following amounts:

                                   December 31,
                                    2000    1999
                                   --------------
                                   (In Millions)
      Universal life deposits        $(66)   $(55)
      Future policy benefits          156     142
      Unpaid claims                    26       9
      Paid claims                      13       6
      Other                            33       9
                                   --------------
      Net reinsurance recoverable    $162    $111
                                   ==============

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13. REINSURANCE (Continued)

   As of December 31, 2000, 70% of the reinsurance recoverables were from one reinsurer, of which 100% is secured by payables to the reinsurer. To the extent that the assuming companies become unable to meet their obligations under these agreements, the Company remains contingently liable. The Company does not anticipate nonperformance by the assuming companies. The components of insurance premiums are as follows:

                           Years Ended December 31,
                             2000     1999     1998
                           ---------------------------
                                (In Millions)
      Direct premiums         $ 646     $563     $603
      Ceded reinsurance        (108)     (93)     (83)
      Assumed reinsurance        14       14       17
                           --------------------------
      Insurance premiums      $ 552     $484     $537
                           --------------------------

   Revenues and benefits are shown net of the following reinsurance transactions:

                                                     Years Ended December 31,
                                                      2000     1999     1998
                                                    --------------------------
                                                          (In Millions)
      Ceded reinsurance netted against policy fees   $    74     $ 52     $ 65
      Ceded reinsurance netted against net
       investment income                                 244      212      203
      Ceded reinsurance netted against interest
       credited                                          161      111      163
      Ceded reinsurance netted against policy
       benefits                                          110       88      121
      Assumed reinsurance included in policy
       benefits                                           12        8       18

14. SEGMENT INFORMATION

   The Company has five operating segments: Life Insurance, Institutional Products, Annuities, Group Insurance and Broker-Dealers. These segments are managed separately and have been identified based on differences in products and services offered. All other activity is included in Corporate and Other.

   Prior to May 4, 2000, the Company had another operating segment, Investment Management. In connection with the PIMCO Advisors transaction (Note 1), Investment Management was no longer considered an operating segment by management and, effective May 5, 2000, it's activities will be included in Corporate and Other. PIMCO Advisors offers a diversified range of investment products through separately managed accounts, and institutional, retail and offshore funds.

     The Life Insurance segment offers universal life, variable universal life and other life insurance products to individuals, small businesses and corporations through a network of distribution channels that include branch offices, marketing organizations, national accounts and a national producer group that has produced over 10% of the segment's in force business.

     The Institutional Products segment offers investment and annuity products to pension fund sponsors and other institutional investors primarily through its home office marketing team.

     The Annuities segment offers variable and fixed annuities to individuals, small businesses and qualified plans through financial institutions, National Association of Securities Dealers (NASD) firms, and regional and national wirehouses.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. SEGMENT INFORMATION (Continued)

     The Group Insurance segment offers group life, health and dental insurance, and stop loss insurance products to corporate, government and labor-management-negotiated plans. The group life, health and dental insurance is distributed through a network of sales offices and the stop loss insurance is distributed through a network of third party administrators.

     The Broker-Dealers segment includes five NASD registered firms that provide securities and insurance brokerage services and investment advisory services through approximately 3,100 registered representatives.

     Corporate and Other primarily includes investment income, expenses and assets not attributable to the operating segments, and the operations of the Company's reinsurance subsidiary located in the United Kingdom. Corporate and Other also includes the elimination of intersegment revenues, expenses and assets.

   The Company uses the same accounting policies and procedures to measure segment income and assets as it uses to measure its consolidated net income and assets. Net investment income and investment gains are allocated based on invested assets purchased and held as is required for transacting the business of that segment. Overhead expenses are allocated based on services provided. Interest expense is allocated based on the short-term borrowing needs of the segment and is included in net investment income. The provision for income taxes is allocated based on each segment's actual tax provision.

   Commission income and expense includes commissions paid by the Life Insurance segment and the Annuities segment for variable product sales to the Broker-Dealers segment. Elimination of this income and expense is included in the Corporate and Other segment. Investment Management segment assets have been reduced by an intersegment note payable of $101 million as of December 31, 1999. The related intersegment note receivable is included in Corporate and Other segment assets.

   The Company generates substantially all of its revenues and income from customers located in the United States. Additionally, substantially all of the Company's assets are located in the United States.

   Depreciation expense and capital expenditures are not material and have not been reported herein. The Company's significant noncash item disclosed herein is interest credited to universal life and investment-type products.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. SEGMENT INFORMATION (Continued)

   The following is segment information as of and for the year ended December 31, 2000, except for the Investment Management segment, which is for the period ended May 4, 2000:

                               Life    Institutional             Group   Investment Broker- Corporate
                             Insurance   Products    Annuities Insurance Management Dealers and Other  Total
    ---------------------------------------------------------------------------------------------------------
                                                               (In Millions)
    REVENUES
    Policy fees               $   541     $     3     $   225                                         $   769
    Insurance premiums            (49)         64           2    $511                        $   24       552
    Net investment income         606         773          58      29       $49      $  1        99     1,615
    Net realized investment
     gains                        (19)        (38)         (4)     (7)       10               1,060     1,002
    Commission revenue                                                                687      (417)      270
    Other income                   32           8          97       4         6        23        39       209
                             --------------------------------------------------------------------------------
    Total revenues              1,111         810         378     537        65       711       805     4,417
                             --------------------------------------------------------------------------------

    BENEFITS AND EXPENSES
    Interest credited             474         395          53                                    12       934
    Policy benefits               190         298           6     385                                     879
    Commission expenses           161           2         135      36                 650      (408)      576
    Operating expenses            159          20         126      93        27        47       103       575
                             --------------------------------------------------------------------------------
    Total benefits and
     expenses                     984         715         320     514        27       697      (293)    2,964
                             --------------------------------------------------------------------------------

    Income before provision
     for income taxes             127          95          58      23        38        14     1,098     1,453
    Provision for income
     taxes                         29          18          21       6         8         6       370       458
                             --------------------------------------------------------------------------------

    Net income                $    98     $    77     $    37    $ 17       $30      $  8    $  728   $   995
                             ================================================================================

    Total assets              $17,221     $17,908     $16,661    $374                $ 72    $2,537   $54,773
    Deferred policy
     acquisition costs        $   814     $    75     $   886                                $   10   $ 1,785
    Separate account assets   $ 3,543     $ 7,104     $15,271                                         $25,918
    Policyholder and
     contract liabilities     $12,428     $10,218     $ 1,019    $189                        $   87   $23,941
    Separate account
     liabilities              $ 3,543     $ 7,104     $15,271                                         $25,918

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. SEGMENT INFORMATION (Continued)

   The following is segment information as of and for the year ended December 31, 1999:

                               Life    Institutional             Group   Investment Broker- Corporate
                             Insurance   Products    Annuities Insurance Management Dealers and Other  Total
    ---------------------------------------------------------------------------------------------------------
                                                               (In Millions)
    REVENUES
    Policy fees               $   509     $     3     $   142                                         $   654
    Insurance premiums            (32)         25           6    $476                         $  9        484
    Net investment income         580         644          78      23       $116      $ 1       31      1,473
    Net realized investment
     gains                         13          27                  (1)        10                53        102
    Commission revenue                                                                583     (349)       234
    Other income                   25          11          57       3         15       19       15        145
                             --------------------------------------------------------------------------------
    Total revenues              1,095         710         283     501        141      603     (241)     3,092
                             --------------------------------------------------------------------------------

    BENEFITS AND EXPENSES
    Interest credited             451         384          65                                    4        904
    Policy benefits               174         197          10     354                                     735
    Commission expenses           163                      87      33                 549     (347)       485
    Operating expenses            128          17          48      84         78       42       56        453
                             --------------------------------------------------------------------------------
    Total benefits and
     expenses                     916         598         210     471         78      591     (287)     2,577
                             --------------------------------------------------------------------------------
    Income before provision
     for income taxes             179         112          73      30         63       12       46        515
    Provision for income
     taxes                         54          31          24      10         12        5        8        144
                             --------------------------------------------------------------------------------

    Net income                $   125     $    81     $    49    $ 20       $ 51      $ 7     $ 38    $   371
                             ================================================================================

    Total assets              $16,276     $17,649     $14,565    $342       $265      $61     $965    $50,123
    Deferred policy
     acquisition costs        $   750     $    77     $   617                                 $  2    $ 1,446
    Separate account assets   $ 3,312     $ 7,176     $13,125                                         $23,613
    Policyholder and
     contract liabilities     $11,832     $10,166     $ 1,191    $183                         $ 60    $23,432
    Separate account
     liabilities              $ 3,312     $ 7,176     $13,125                                         $23,613

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. SEGMENT INFORMATION (Continued)

   The following is segment information for the year ended December 31, 1998:

                               Life    Institutional             Group   Investment Broker- Corporate
                             Insurance   Products    Annuities Insurance Management Dealers and Other Total
    --------------------------------------------------------------------------------------------------------
                                                              (In Millions)
    REVENUES
    Policy fees               $  440       $  3        $ 82                                           $  525
    Insurance premiums           (24)        29           9      $508                         $  15      537
    Net investment income        587        566          88        23       $111     $  1        38    1,414
    Net realized investment
     gains                         4        (14)          5         2          4                 39       40
    Commission revenue                                                                405      (185)     220
    Other income                  15         11          33        13         17       16         7      112
                             -------------------------------------------------------------------------------
    Total revenues             1,022        595         217       546        132      422       (86)   2,848
                             -------------------------------------------------------------------------------

    BENEFITS AND EXPENSES
    Interest credited            450        354          71                                       6      881
    Policy benefits              179        147          17       405                             9      757
    Commission expenses          113                     38        43                 376      (183)     387
    Operating expenses           129         19          58        88         72       36        66      468
                             -------------------------------------------------------------------------------
    Total benefits and
     expenses                    871        520         184       536         72      412      (102)   2,493
                             -------------------------------------------------------------------------------
    Income before provision
     for income taxes            151         75          33        10         60       10        16      355
    Provision for income
     taxes                        53         21          11         3          2        4        19      113
                             -------------------------------------------------------------------------------

    Net income                $   98       $ 54        $ 22      $  7       $ 58     $  6      $ (3)  $  242
                             ===============================================================================

15. EMPLOYEE BENEFIT PLANS

   PENSION PLANS

   Pacific Life provides a defined benefit pension plan covering all eligible employees of the Company. On July 1, 2000, Pacific Life converted this final average pay formula defined benefit plan to a cash balance approach. Active employees' existing benefits in this plan were converted to opening balances and will increase over time from credits, based on years of service and compensation levels, and quarterly interest accruals. The full-benefit vesting period for all participants is five years. Pacific Life's funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus such additional amounts as may be determined appropriate. Contributions are intended to provide not only for benefits attributed to employment to date but also for those expected to be earned in the future. All such contributions are made to a tax-exempt trust. Plan assets consist primarily of group annuity contracts issued by Pacific Life, as well as mutual funds managed by an affiliate of Pacific Life.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. EMPLOYEE BENEFIT PLANS (Continued)

   Components of the net periodic pension benefit are as follows:

                                                  Years Ended December 31,
                                                   2000      1999      1998
                                                 ----------------------------
                                                       (In Millions)
        Service cost - benefits earned during
         the year                                    $  6      $  5      $  4
        Interest cost on projected benefit
         obligation                                    12        11        11
        Expected return on plan assets                (17)      (16)      (15)
        Amortization of net obligations and
         prior service cost                            (4)       (2)       (2)
                                                 ----------------------------
        Net periodic pension benefit                 $ (3)     $ (2)     $ (2)
                                                 ============================

   The following tables set forth the changes in benefit obligation and plan assets and funded status reconciliation:

                                                      December 31,
                                                       2000    1999
                                                      --------------
                                                      (In Millions)
        Change in Benefit Obligation:
        -----------------------------
        Benefit obligation, beginning of year           $156    $178
          Service cost                                     6       5
          Interest cost                                   12      11
          Plan expense                                    (1)
          Actuarial (gain) loss                            5     (31)
          Benefits paid                                   (8)     (7)
                                                      --------------
        Benefit obligation, end of year                 $170    $156
                                                      ==============

        Change in Plan Assets:
        ----------------------
        Fair value of plan assets, beginning of year    $212    $195
          Actual return on plan assets                    (6)     24
          Plan expense                                    (1)
          Benefits paid                                   (8)     (7)
                                                      --------------
        Fair value of plan assets, end of year          $197    $212
                                                      ==============

        Funded Status Reconciliation:
        -----------------------------
        Funded status                                   $ 27    $ 56
        Unrecognized transition asset                     (1)    (48)
        Unrecognized prior service cost                           (2)
        Unrecognized actuarial gain                      (18)     (1)
                                                      --------------
        Prepaid pension cost                            $  8    $  5
                                                      ==============

   In determining the actuarial present value of the projected benefit obligation as of December 31, 2000 and 1999, the weighted average discount rate used was 7.5% and 8.0%, respectively, and the rate of increase in future compensation levels was 6.0% and 5.5%, respectively. The expected long-term rate of return on plan assets was 8.5% in 2000 and 1999.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. EMPLOYEE BENEFIT PLANS (Continued)

   POSTRETIREMENT BENEFITS

   Pacific Life provides a defined benefit health care plan and a defined benefit life insurance plan (the Plans) that provide postretirement benefits for all eligible retirees and their dependents. Generally, qualified employees may become eligible for these benefits if they reach normal retirement age, have been covered under Pacific Life's policy as an active employee for a minimum continuous period prior to the date retired, and have an employment date before January 1, 1990. The Plans contain cost-sharing features such as deductibles and coinsurance, and require retirees to make contributions which can be adjusted annually. Pacific Life's commitment to qualified employees who retire after April 1, 1994 is limited to specific dollar amounts. Pacific Life reserves the right to modify or terminate the Plans at any time. As in the past, the general policy is to fund these benefits on a pay-as-you-go basis.

   The net periodic postretirement benefit cost for the years ended December 31, 2000, 1999 and 1998 is $1 million. As of December 31, 2000 and 1999, the accumulated benefit obligation is $20 million. The fair value of the plan assets as of December 31, 2000 and 1999 is zero. The amount of accrued benefit cost included in other liabilities is $24 million as of December 31, 2000 and 1999.

   The Plans include both indemnity and HMO coverage. The assumed health care cost trend rate used in measuring the accumulated benefit obligation for indemnity coverage was 10.0% and 8.0% for 2000 and 1999, respectively, and is assumed to decrease gradually to 5.0% in 2005 and remain at that level thereafter. The assumed health care cost trend rate used in measuring the accumulated benefit obligation for HMO coverage was 9.0% and 7.0% for 2000 and 1999, respectively, and is assumed to decrease gradually to 4.5% in 2005 and remain at that level thereafter.

   The amount reported is materially affected by the health care cost trend rate assumptions. If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefit obligation as of December 31, 2000 would be increased by 7.8%, and the aggregate of the service and interest cost components of the net periodic benefit cost would increase by 7.6%. If the health care cost trend rate assumptions were decreased by 1%, the accumulated postretirement benefit obligation as of December 31, 2000 would be decreased by 6.8%, and the aggregate of the service and interest cost components of the net periodic benefit cost would decrease by 6.7%.

   The discount rate used in determining the accumulated postretirement benefit obligation is 7.5% and 8.0% for 2000 and 1999, respectively.

   OTHER PLANS

   Pacific Life provides a voluntary Retirement Incentive Savings Plan (RISP) pursuant to Section 401(k) of the Internal Revenue Code covering all eligible employees of the Company. Pacific Life's RISP matches 75% of each employee contributions, up to a maximum of 6.0% of eligible employee compensation, to an Employee Stock Ownership Plan (ESOP). ESOP contributions made by the Company amounted to $8 million, $6 million and $5 million for the years ended December 31, 2000, 1999 and 1998, respectively, and are included in operating expenses.

   The ESOP was formed at the time of the Conversion and is currently only available to the participants of the RISP in the form of matching contributions. Pacific LifeCorp issued 1.7 million shares of common stock to the ESOP in 1997, in exchange for a promissory note of $21 million (ESOP
   Note) bearing an interest rate of 6.5%. Interest and principal payments are due semiannually in equal installments through September 2, 2012. Interest and principal payments made by the ESOP to Pacific LifeCorp were funded by contributions from Pacific Life. In 1999, Pacific Life loaned cash to the ESOP to pay off the ESOP Note due Pacific LifeCorp. Interest and principal

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. EMPLOYEE BENEFIT PLANS (Continued)

   payments made by the ESOP to Pacific Life continue to be funded by contributions from Pacific Life. The interest rate was reduced to 6.0% effective September 2, 1999.

   The ESOP Note is included in unearned ESOP shares. The unearned ESOP shares account is reduced as ESOP shares are released for allocation to participants through ESOP contributions by Pacific Life. In addition, when the fair value of ESOP shares being released for allocation to participants exceeds the original issue price of those shares, paid-in capital is increased by this difference.

   The Company has deferred compensation plans that permit eligible employees to defer portions of their compensation and earn interest on the deferred amounts. The interest rate is determined annually. The compensation that has been deferred has been accrued and the primary expense related to this plan, other than compensation, is interest on the deferred amounts.

   The Company also has performance-based incentive compensation plans for its employees.

16. TRANSACTIONS WITH AFFILIATES

   Pacific Life serves as the investment advisor for the Pacific Select Fund, the investment vehicle provided to the Company's variable life and variable annuity contractholders. Pacific Life charges fees based upon the net asset value of the portfolios of the Pacific Select Fund, which amounted to $115 million, $70 million and $42 million for the years ended December 31, 2000, 1999 and 1998, respectively. In addition, Pacific Life provides certain support services to the Pacific Select Fund for an administration fee that is based on an allocation of actual costs. Such administration fees amounted to $440,000, $265,000 and $232,000 for the years ended December 31, 2000, 1999 and 1998, respectively.

17. TERMINATION AND NONCOMPETITION AGREEMENTS

   The Company had termination and noncompetition agreements with certain former key employees of PAM's subsidiaries. In connection with the closing of the PIMCO Advisors transaction (Note 1), these agreements were assumed by Allianz. These agreements provided terms and conditions for the allocation of future proceeds received from distributions and sales of certain PIMCO Advisors units and other noncompete payments.

   For the years ended December 31, 2000, 1999 and 1998, $14 million, $54 million and $49 million, respectively, is included in operating expenses related to these agreements.

18. COMMITMENTS AND CONTINGENCIES

   The Company has outstanding commitments to make investments primarily in fixed maturity securities, mortgage loans, limited partnerships and other investments as follows (In Millions):

        Years Ending December 31:
        -------------------------
          2001                      $200
          2002 through 2005          294
          2006 and thereafter        171
                                    ----
        Total                       $665
                                    ====

   The Company leases office facilities under various noncancelable operating leases. Rent expense, which is included in operating expenses, in connection with these leases was $14 million, $9 million and $7 million for the years ended December 31, 2000, 1999 and 1998, respectively. Aggregate minimum future commitments as of December 31, 2000 through the term of the leases are approximately $68 million.

                Pacific Life Insurance Company and Subsidiaries

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

18. COMMITMENTS AND CONTINGENCIES (Continued)

   Pacific Life was named in civil litigation proceedings similar to other litigation brought against many life insurers alleging misconduct in the sale of products, sometimes referred to as market conduct litigation. The class of plaintiffs included, with some exceptions, all persons who owned, as of December 31, 1997 (or as of the date of policy termination, if earlier), individual whole life, universal life or variable life insurance policies sold by Pacific Life on or after January 1, 1982. Pacific Life has settled this litigation pursuant to a final settlement agreement approved by the Court in November 1998. The settlement agreement was implemented during 1999.

   Further, the Company is a respondent in a number of other legal proceedings, some of which involve allegations for extra-contractual damages. In the opinion of management, the outcome of the foregoing proceedings is not likely to have a material adverse effect on the consolidated financial position or results of operations of the Company.

   ----------------------------------------------------------------------------

     APPENDIX A -  TABLE OF NET CASH VALUE ACCUMULATION TEST SINGLE
                   PREMIUMS(PER $1 OF FUTURE BENEFITS)


Age    Female       Male       Unisex      Age     Female       Male       Unisex
---    ------       ----       ------      ---     ------       ----       ------
 0     0.07165     0.08697     0.08395     50      0.34637     0.40440     0.39273
 1     0.07178     0.08655     0.08364     51      0.35693     0.41653     0.40453
 2     0.07383     0.08901     0.08601     52      0.36775     0.42888     0.41655
 3     0.07602     0.09165     0.08857     53      0.37880     0.44143     0.42877
 4     0.07831     0.09441     0.09124     54      0.39008     0.45416     0.44119
 5     0.08072     0.09731     0.09405     55      0.40160     0.46704     0.45376
 6     0.08324     0.10038     0.09701     56      0.41336     0.48007     0.46650
 7     0.08589     0.10361     0.10012     57      0.42540     0.49324     0.47939
 8     0.08865     0.10702     0.10340     58      0.43774     0.50655     0.49246
 9     0.09155     0.11061     0.10686     59      0.45042     0.52002     0.50571
10     0.09457     0.11436     0.11047     60      0.46347     0.53364     0.51915
11     0.09773     0.11828     0.11423     61      0.47686     0.54739     0.53274
12     0.10100     0.12232     0.11813     62      0.49058     0.56124     0.54648
13     0.10438     0.12645     0.12211     63      0.50455     0.57516     0.56031
14     0.10788     0.13063     0.12615     64      0.51871     0.58909     0.57418
15     0.11146     0.13484     0.13024     65      0.53301     0.60301     0.58806
16     0.11515     0.13906     0.13435     66      0.54743     0.61689     0.60192
17     0.11895     0.14330     0.13850     67      0.56201     0.63072     0.61578
18     0.12285     0.14757     0.14269     68      0.57676     0.64453     0.62963
19     0.12689     0.15193     0.14699     69      0.59177     0.65831     0.64352
20     0.13106     0.15640     0.15140     70      0.60703     0.67206     0.65742
21     0.13538     0.16103     0.15595     71      0.62253     0.68574     0.67131
22     0.13985     0.16584     0.16069     72      0.63818     0.69929     0.68513
23     0.14449     0.17087     0.16564     73      0.65388     0.71262     0.69878
24     0.14930     0.17613     0.17081     74      0.66948     0.72564     0.71216
25     0.15429     0.18165     0.17622     75      0.68489     0.73828     0.72522
26     0.15946     0.18744     0.18188     76      0.70006     0.75052     0.73792
27     0.16482     0.19351     0.18780     77      0.71496     0.76238     0.75028
28     0.17038     0.19985     0.19398     78      0.72961     0.77391     0.76234
29     0.17613     0.20646     0.20042     79      0.74406     0.78517     0.77417
30     0.18209     0.21334     0.20711     80      0.75830     0.79621     0.78581
31     0.18825     0.22049     0.21407     81      0.77229     0.80702     0.79725
32     0.19462     0.22790     0.22127     82      0.78597     0.81756     0.80843
33     0.20122     0.23558     0.22874     83      0.79922     0.82774     0.81926
34     0.20805     0.24352     0.23646     84      0.81195     0.83745     0.82966
35     0.21510     0.25173     0.24443     85      0.82411     0.84665     0.83956
36     0.22239     0.26019     0.25266     86      0.83569     0.85536     0.84899
37     0.22990     0.26892     0.26114     87      0.84673     0.86362     0.85799
38     0.23761     0.27790     0.26987     88      0.85730     0.87153     0.86665
39     0.24554     0.28712     0.27883     89      0.86749     0.87920     0.87507
40     0.25366     0.29659     0.28802     90      0.87741     0.88679     0.88338
41     0.26197     0.30630     0.29745     91      0.88720     0.89444     0.89175
42     0.27047     0.31623     0.30709     92      0.89704     0.90237     0.90034
43     0.27917     0.32641     0.31697     93      0.90712     0.91083     0.90938
44     0.28807     0.33683     0.32707     94      0.91771     0.92013     0.91917
45     0.29719     0.34748     0.33742     95      0.92905     0.93048     0.92990
46     0.30654     0.35837     0.34800     96      0.94128     0.94201     0.94171
47     0.31613     0.36951     0.35881     97      0.95429     0.95459     0.95445
48     0.32597     0.38089     0.36986     98      0.96766     0.96774     0.96772
49     0.33604     0.39252     0.38118     99      0.98064     0.98064     0.98064

     APPENDIX B - DEATH BENEFIT PERCENTAGES

---------------   ---------------  ---------------  ---------------------------
Age  Percentage   Age  Percentage  Age  Percentage  Age              Percentage
---------------   ---------------  ---------------  ---------------------------
0-40        250   50          185  60          130                70        115
  41        243   51          178  61          128                71        113
  42        236   52          171  62          126                72        111
  43        229   53          164  63          124                73        109
  44        222   54          157  64          122                74        107
  45        215   55          150  65          120             75-90        105
  46        209   56          146  66          119                91        104
  47        203   57          142  67          118                92        103
  48        197   58          138  68          117                93        102
  49        191   59          134  69          116  (greater than)93        101
---------------   ---------------  ---------------  ---------------------------

PACIFIC SELECT CHOICE  WHERE TO GO FOR MORE INFORMATION

The Pacific Select     For more information about Pacific Select Choice,
Choice variable        please call or write to us at the address below. You
life insurance         should also use this address to send us any notices,
policy is              forms or requests about your policy.
underwritten by
Pacific Life
Insurance Company.

                      ---------------------------------------------------------
How to contact us      Pacific Life Insurance Company
                       Client Services Department
                       700 Newport Center Drive
                       P.O. Box 7500
                       Newport Beach, California 92658-7500

                       1-800-800-7681
                       7 a.m. through 5 p.m. Pacific time

                      ---------------------------------------------------------
How to contact the     You can also find reports and other information about
SEC                    the policy and separate account from the SEC. The SEC
                       may charge you a fee for this information.

                       Public Reference Section of the SEC
                       Washington, D.C. 20549-6009
                       1-800-SEC-0330
                       Internet: www.sec.gov

                                Underwritten by:

                         Pacific Life Insurance Company
                            700 Newport Center Drive
                            Newport Beach, CA 92660
                                 (800) 800-7681

                 Visit us at our web site: www.PacificLife.com



                  *Membership promotes ethical market conduct for individual life insurance and annuities

15-19044-10 5/01

                 Supplement to Prospectus Dated May 1, 2001 for
                  Pacific Select Exec, Pacific Select Choice,
                 Pacific Select Estate Preserver Last Survivor
              and Pacific Select Estate Preserver II Last Survivor
               Flexible Premium Variable Life Insurance Policies
            and the Pacific Select Estate Maximizer Modified Single
            Premium Variable Life Insurance Policy (each a "policy")
                    Issued by Pacific Life Insurance Company

In this supplement, you        This supplement provides information about
and your mean the              four additional variable investment options
Policyholder or Owner.         offered under your policy. Each of these
Pacific Life, we, us, and      investment options is set up as a variable
our refer to Pacific Life      account under our separate account and invests
Insurance Company. M Fund      in a corresponding portfolio of the M Fund.
refers to M Fund, Inc.
You'll find an explanation     Variable Account I:   Brandes International
of what terms used in this                           Equity Fund
supplement mean in the         Variable Account II:  Turner Core Growth Fund
accompanying variable life     Variable Account III: Frontier Capital
insurance prospectus or the                          Appreciation Fund
M Fund prospectus.             Variable Account IV:  Clifton Enhanced U.S.
                                                     Equity Fund
The M Fund is described in
detail in its prospectus and   You can allocate premium payments and transfer
in its Statement of            accumulated value to these variable investment
Additional Information (SAI).  options, as well as to the other investment options described in the accompanying variable
Each policy is described in    life insurance prospectus.
detail its accompanying
variable life insurance
prospectus. Except as
described below, all features
and procedures of each policy
described in its prospectus
remain intact.





Supplement dated May 1, 2001

Your policy's accumulated           About the variable investment options
value will fluctuate depending      The following chart is a summary of the
on the investment options           M Fund portfolios. Each M Fund portfolio
you've chosen.                      invests in different securities and has
                                    its own investment goals, strategies and risks. The value of each portfolio will fluctuate with the value of the investments it holds and returns are not guaranteed. You'll find detailed descriptions of the portfolios, including the risks associated with investing in the portfolios, in the accompanying M Fund prospectus. There's no guarantee that a portfolio will achieve its investment objective. You should read the M Fund prospectus carefully before investing.

                    The
                    Portfolio's
                    Investment         The Portfolio's Main         Portfolio
 Portfolio          Goal               Investments                  Manager
 Brandes            Long-term          Equity securities of         Brandes
 International      capital            foreign issuers,             Investment
 Equity             appreciation.      including common             Partners,
                                       stocks, preferred            L.P.
                                       stocks and securities
                                       that are convertible
                                       into common stocks.
                                       Focuses on stocks with
                                       capitalizations of
                                       $1 billion or more.

 Turner Core        Long-term          Common stocks of U.S.        Turner
 Growth Fund        capital            companies that the           Investment
                    appreciation.      subadviser believes          Partners,
                                       have strong earnings         Inc.
                                       growth potential.

 Frontier Capital   Maximum            Common stock of U.S.         Frontier
 Appreciation       capital            companies of all             Capital
                    appreciation.      sizes, with emphasis         Management
                                       on stocks of companies       Company, LLC
                                       with capitalizations
                                       that are consistent
                                       with the
                                       capitalizations of
                                       those companies found
                                       in the Russell 2500.

 Clifton Enhanced   Above-market       Futures contracts on         The Clifton
 U.S. Equity        total return.      the Standard & Poor's        Group
                                       500 Composite Stock
                                       Price Index (the "S&P
                                       500" or the "Index")
                                       to have 100% exposure
                                       to the S&P 500 to try
                                       to earn a return equal
                                       to that of the Index.

We are not responsible for the      M Financial Investment Advisers, Inc. (MFIA)
operation of the M Fund or any      is the investment adviser for each portfolio
of its portfolios. We also are      of the M Fund, and has retained other firms
not responsible for ensuring        to manage the portfolios. MFIA and the M
that the M Fund and its             Fund's Board of Directors oversee the
portfolios comply with any laws     management of all of the M Fund's
that apply.                         portfolios.

You'll find more information about        Fees and expenses paid by the M Fund
Policy charges in An overview of          The M Fund pays advisory fees and
the policy in the accompanying            other expenses. These are deducted
variable life insurance prospectus.       from the assets of each Portfolio
                                          and may vary from year to year.
                                          They are not fixed and are not part
                                          of the terms of your policy. If you
                                          choose a variable investment option,
                                          these fees and expenses affect you
                                          indirectly because they reduce
                                          portfolio returns.

                                          M Fund's expenses are assessed at
                                          the Fund level and are not direct
                                          charges against the Variable
                                          Accounts or the Policy's
                                          Accumulated Value. The unit value
                                          of a variable account will change
                                          with the value of its corresponding
                                          M Fund portfolio.

You'll find more about M Fund fees        . Advisory fee
and expenses in the accompanying          MFIA is the investment adviser to
M Fund prospectus.                        the M Fund. The M Fund pays an
                                          advisory fee to MFIA for these
                                          services. The table below shows
                                          the advisory fee as an annual
                                          percentage of each portfolio's
                                          average daily net assets.

                                          . Other expenses
                                          The table also shows expenses the
                                          M Fund paid in 2000 as an annual
                                          percentage of each portfolio's
                                          average daily net assets. MFIA has
                                          agreed to pay operating expenses
                                          of the M Fund (other than advisory
                                          fees, brokerage or other portfolio
                                          transaction expenses or expenses
                                          for litigation, indemnification,
                                          taxes or other expenses) that exceed
                                          0.25% of each portfolio's average
                                          daily net assets. MFIA does this
                                          voluntarily, but does not guarantee
                                          that it will continue to do so after
                                          December 31, 2001.

------------------------------------------------------------------------------
M Fund Portfolios/1/            Advisory fee   Other expenses   Total expenses
------------------------------------------------------------------------------
                                 As an annual % of average daily net assets
Brandes International Equity       0.80%           0.39%            1.19%
Turner Core Growth                 0.45%           0.46%            0.91%
Frontier Capital Appreciation      0.90%           0.33%            1.23%
Clifton Enhanced U.S. Equity       0.44%           0.78%            1.22%
------------------------------------------------------------------------------

/1/ Actual total net expenses for these portfolios in 2000 after the adviser's reimbursements were: 1.05% for Brandes International Equity, 0.70% for Turner Core Growth, 1.15% for Frontier Capital Appreciation, and 0.69% for Clifton Enhanced U.S. Equity. MFIA paid the difference.

                                          Statements and reports we'll send you
                                          We'll send you financial statements
                                          that we receive from M Fund.

The rights we describe in the             Voting rights
accompanying variable life                We're the legal owner of the shares
insurance prospectus under Making         of the M Fund that are held by the
changes to the separate account           variable accounts. The voting rights
also apply to the M Fund.                 we describe in the Voting rights
                                          section of the accompanying variable
                                          life insurance prospectus and how
                                          we'll exercise them also apply to the
                                          M Fund.

Pacific Select Choice

PART II. ADDITIONAL INFORMATION NOT REQUIRED IN PROSPECTUS

         Contents of Registration Statement
         ----------------------------------

         This Registration Statement on Form S-6 comprises the following papers and documents:

                The facing sheet.
                The cross-reference sheet.

                The Prospectus consisting of 111 pages.

                Supplement dated May 1, 2001 to Prospectus dated May 1, 2001 consisting of 3 pages.

                The undertaking to file reports.
                Representation pursuant to Section 26(e) of the Investment Company Act of 1940.
                The Signatures.

         Written consent of the following person (included in the exhibits shown below):

                Deloitte & Touche LLP, Independent Auditors

                Dechert Price & Rhoads, Outside Counsel

         The following exhibits:

         1.     (1)  (a) Resolution of the Board of Directors of
                         the Depositor dated November 22, 1989
                         and copies of the Memoranda concerning
                         Pacific Select Exec Separate Account
                         dated May 12, 1988 and January 26, 1993./1/

                     (b) Resolution of the Board of Directors of
                         Pacific Life Insurance Company authorizing conformity to the terms of the current
                         Bylaws./2/

                (2)  Inapplicable

                (3)  (a) Distribution Agreement Between Pacific
                         Mutual Life Insurance Company and Pacific
                         Equities Network/1/

                     (b) Form of Selling Agreement Between Pacific
                         Equities Network and Various Broker-Dealers/1/

                (4)  Inapplicable

                (5)  (a) Flexible Premium Variable Life Insurance Policy/1/

                     (b) Waiver of Charges Rider/1/

                     (c) Accidental Death Rider/1/

                     (d) Guaranteed Insurability Rider/1/

                     (e) Added Protection Benefit Rider/1/

                     (f) Annual Renewal and Convertible Term Rider/1/

                        (g) Exchange of Insured Rider/1/

                        (h) Children's Term Rider/1/

                        (i) Accelerated Living Benefit Rider/1/

                        (j) Aviation Rider/1/

                        (k) Endorsement Amending Suicide Exclusion Provision/1/

                        (l) Disability Benefit Rider/1/

                        (m) Estate tax repeal rider

                   (6)  (a) Articles of Incorporation of Pacific Life
                            Insurance Company/2/
                        (b) Bylaws of Pacific Life Insurance Company/2/

                   (7)  Inapplicable

                   (8)  Inapplicable

                   (9)  (a) Participation Agreement between Pacific Mutual Life
                            Insurance Company and Pacific Select Fund/3/

                        (b) M Fund Inc. Participation Agreement with Pacific
                            Mutual Life Insurance Company/3/

                        (c) Addendum to Particaption Agreement between Pacific
                            Life Insurance Company and Pacific Select Fund dated 8/14/00

                        (d) Addendum to Particaption Agreement between Pacific
                            Life Insurance Company and Pacific Select Fund dated 12/22/00

                        (e) Addendum to Participation Agreement with M Fund Inc.
                            dated 8/7/00

                  (10) Applications for Flexible Premium Variable Life Insurance Policy and General Questionnaire

        2. Form of Opinion and consent of legal officer of Pacific Mutual as to legality of Policies being registered/1/ (Incorporated by reference to Exhibit No. 3 filed in Registrant's Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 filed via EDGAR on March 25, 1996, File No. 33-57908, Accession Number 0000898430-96-000966.)

        3.  Inapplicable

        4.  Inapplicable

        5.  Inapplicable

        6.  (a) Consent of Independent Auditors
            (b) Consent of Dechert Price & Rhoads/1/

        7.  (a) Opinion of Actuary

            (b) Form of Illustration of Policy Benefits

        8.  Memorandum Describing Issuance, Transfer and Redemption
            Procedures/1/

                9. Exhibit Regarding Adjustment for Conversion to a Non-Flexible Contract/1/

               10.  Power of Attorney/3/

               11.  Inapplicable

               12.  Inapplicable

               13.  Inapplicable

               14.  Inapplicable

               15.  Inapplicable

               16.  Inapplicable

               17.  Inapplicable

/1/ Filed as part of Post-Effective Amendment No. 4 to the Registration
    Statement on Form S-6 filed via EDGAR on March 25, 1996, File No. 33-57908, Accession Number 0000898430-96-000966.

/2/ Filed as part of Post-Effective Amendment No. 6 to the Registration
    Statement on Form S-6 filed via EDGAR on April 24, 1998, File No. 33-57908, Accession Number 0001017062-98-000896.

/3/ Filed as part of Post-Effective Amendment No. 8 to the Registration
    Statement on Form S-6 filed via EDGAR on March 1, 2000, File No. 33-57908, Accession Number 0001017062-00-000594.

                          UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

               REPRESENTATION PURSUANT TO SECTION 26(e) OF THE
                        INVESTMENT COMPANY ACT OF 1940

     Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy ("Policy") described in the prospectus contained in this registration Statement are, in the aggregate, reasonable in relation to the Services rendered, the expenses to be incurred, and the risks assumed in Connection with the Policy.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 13 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 23rd day of April, 2001.

                                      PACIFIC SELECT EXEC SEPARATE ACCOUNT
                                                  (Registrant)


                                      BY:  PACIFIC LIFE INSURANCE COMPANY
                                                  (Depositor)



                                      BY:  _____________________________________
                                           Thomas C. Sutton*
                                           Chairman & Chief Executive Officer



*BY: /s/ SHARON A. CHEEVER
     Sharon A. Cheever
     as attorney-in-fact


(Power of Attorney is contained as Exhibit 10 of Post-Effective Amendment No. 8 to the Registration Statement of Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 33-57908, Accession No. 0001017062-00-000594,
and incorporated by reference herein.)

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 13 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 23rd day of April, 2001.

                                      PACIFIC LIFE INSURANCE COMPANY
                                                  (Registrant)



                                      BY:  _____________________________________
                                           Thomas C. Sutton*
                                           Chairman & Chief Executive Officer


*BY: /s/ SHARON A. CHEEVER
     Sharon A. Cheever
     as attorney-in-fact


(Power of Attorney is contained as Exhibit 10 of Post-Effective Amendment No. 8 to the Registration Statement of Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 33-57908, Accession No. 0001017062-00-000594,
and incorporated by reference herein.)

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 13 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                            Title                            Date

__________________________    Director, Chairman of the Board         ________, 2001
Thomas C. Sutton*             and Chief Executive Officer

__________________________    Director and President                  ________, 2001
Glenn S. Schafer*

__________________________    Director, Senior Vice President and     ________, 2001
Khanh T. Tran*                Chief Financial Officer

__________________________    Director, Senior Vice President and     ________, 2001
David R. Carmichael*          General Counsel

__________________________    Director, Vice President and Corporate  ________, 2001
Audrey L. Milfs*              Secretary

__________________________    Vice President and Controller           ________, 2001
Edward R. Byrd*

__________________________    Vice President and Treasurer            ________, 2001
Brian D. Klemens*

__________________________    Executive Vice President                ________, 2001
Lynn C. Miller*

*BY: /s/ SHARON A. CHEEVER                                            April 23, 2001
     Sharon A. Cheever
     as attorney-in-fact

(Powers of Attorney are contained as Exhibit 10 of Post-Effective Amendment No. 8 to the Registration Statement of Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 33-57908, Accession No. 0001017062-00-000594, and incorporated by reference herein.)